PROSPECTUS
CLASS A

MAY 1, 2004

TRANSAMERICA
® PREMIER FUNDS

PROSPECTUS: MAY 1, 2004

Transamerica Premier Funds – Class A Shares

EQUITY FUNDS

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

COMBINED EQUITY & FIXED INCOME FUND

Transamerica Premier Balanced Fund

FIXED INCOME FUNDS

Transamerica Premier Bond Fund

Transamerica Premier Cash Reserve Fund

Not FDIC Insured	May lose value

No bank guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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The Funds at a Glance

The following is a summary of each Fund’s goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC. (“TIM” or “Investment Adviser”).

The performance shown for each Fund assumes reinvestment of dividends. Performance shown prior to June 30, 1998 is based on the Investor Class of each Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this Class A. TIM compares each Fund’s performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indices. The performance data for the indices do not indicate the past or future performance of any Fund. Absent fee waivers and limitation of Fund expenses, the performance data shown would have been lower.

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Transamerica Premier Focus Fund

The Fund seeks to maximize long-term growth.

It invests primarily in domestic equity securities that, in the Investment Adviser’s opinion, are trading at a material discount to intrinsic value. Intrinsic value is determined primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The Fund generally invests in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund, and may hold 20 or fewer positions. In the Adviser’s opinion, a concentrated portfolio provides the potential for superior, long-term capital appreciation because assets are focused in securities deemed by the Adviser to have the most favorable risk-reward characteristics.

In the event the Adviser is unable to identify any investments that meet the Fund’s criteria, the Fund will maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than other Premier equity funds, the poor results of one company can have a greater negative impact on the Fund’s performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter:

43.19% for quarter ended 12/31/1998

•	Worst calendar quarter:

(27.56)% for quarter ended 12/31/2000

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**

Premier Focus Fund
Return Before Taxes	32.38%	(2.01)%	11.44%
Return After Taxes on Distributions***	32.38%	(3.53)%	10.11%
Return After Taxes on Distributions and Sale of Fund Shares***	21.05%	(1.65)%	10.15%
S&P 500® Index†	28.67%	(0.57)%	5.16%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the July 1, 1997 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.

It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. The Investment Adviser looks for companies we consider to be premier companies that are undervalued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. The Investment Adviser typically concentrates the Fund’s holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter:

29.69% for quarter ended 12/31/1999

•	Worst calendar quarter:

(18.80)% for quarter ended 9/30/2001

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**

Premier Equity Fund
Return Before Taxes	23.61%	(2.65)%	9.99%
Return After Taxes on Distributions***	23.61%	(3.76)%	9.23%
Return After Taxes on Distributions and Sale of Fund Shares***	15.35%	(2.28)%	8.92%
S&P 500® Index†	28.67%	(0.57)%	9.85%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Class A—June 30, 1998; returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation.

It attempts to reproduce the overall investment characteristics of the S&P 500® Index by investing its investable assets in the State Street Equity 500 Index Portfolio (the “Master Fund”), a series of the State Street Master Funds (the “Master Trust”). The Master Fund has the same investment objective as the Fund and investment policies that are substantially similar to those of the Fund. In no event will the Fund invest less than 80% of its total assets in the S&P 500® Index under normal market conditions. Shareholders will receive 60 days’ notice prior to changing the 80% investment policy.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund’s wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter:

21.05% for quarter ended 12/31/1998

•	Worst calendar quarter:

(17.35)% for quarter ended 9/30/2002

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**

Premier Index Fund
Return Before Taxes	21.75%	(1.99)%	8.52%
Return After Taxes on Distributions***	21.33%	(2.69)%	7.91%
Return After Taxes on Distributions and Sale of Fund Shares***	14.15%	(2.03)%	7.26%
S&P 500® Index†	28.67%	(0.57)%	9.85%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Transamerica Premier Growth Opportunities Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations of no more than $5 billion at the time of purchase.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or bad general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. The Investment Adviser typically concentrate the Fund’s holdings in fewer than 50 well- researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter:

53.44% for quarter ended 12/31/1999

•	Worst calendar quarter:

(36.22)% for quarter ended 3/31/2001

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Year	Since Inception**

Premier Growth Opportunities Fund
Return Before Taxes	27.06%	2.86%	15.34%
Return After Taxes on Distributions***	27.06%	1.02%	13.75%
Return After Taxes on Distributions and Sale of Fund Shares***	17.59%	2.27%	13.50%
Russell 2500 Growth Index†	46.31%	3.83%	4.54%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the July 1, 1997 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2500 Index measures the performance of the 2,000 smallest companies (approximately 17%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities each represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Transamerica Premier Core Equity Fund

The Fund seeks to maximize capital appreciation.

It uses an instrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above- average rate of return At least 80% of the Fund’s assets will be invested in a diversified portfolio of domestic equity securities. The Fund typically concentrates its holdings in fewer than 60 well-researched companies.

Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter:

16.21% for quarter ended 03/31/2000

•	Worst calendar quarter:

(18.51)% for quarter ended 9/30/2001

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**

Premier Core Equity Fund,
Return Before Taxes	19.19%	0.73%	1.68%
Return After Taxes on Distributions***	19.19%	0.54%	1.50%
Return After Taxes on Distributions and Sale of Fund Shares***	12.47%	0.56%	1.40%
S&P 500® Index†	28.67%	(0.57)%	1.62%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the April 1, 1998 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter:

14.54% for quarter ended 12/31/1999

•	Worst calendar quarter:

(10.03)% for quarter ended 9/30/2001

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 Year	5 Years	Since Inception**

Premier Balanced Fund
Return Before Taxes	16.46%	4.51%	12.06%
Return After Taxes on Distributions***	16.03%	3.31%	11.14%
Return After Taxes on Distributions and Sale of Fund Shares***	10.70%	3.32%	10.42%
S&P 500® Index†	28.67%	(0.57)%	9.85%
Lehman Brothers U.S. Government/Credit Bond Index††	4.67%	6.66%	7.28%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks.

††	The Lehman Brothers U.S. Government/Credit Bond Index is a broad – based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: All performance information represents past performances and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s and BBB or higher by Standard & Poor’s (See Summary of Bond Ratings). The Investment Adviser looks for bonds with strong credit characteristics and additional returns as bond prices increase.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of bond market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter:

7.78% for quarter ended 12/31/2002

•	Worst calendar quarter:

(5.36)% for quarter ended 6/30/2002

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**

Premier Bond Fund
Return Before Taxes	0.64%	2.59%	4.48%
Return After Taxes on Distributions***	(0.71)%	0.26%	2.87%
Return After Taxes on Distributions and Sale of Fund Shares***	0.40%	0.75%	2.89%
Lehman Brothers U.S. Government/Credit Bond Index††	4.67%	6.66%	7.28%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

††	The Lehman Brothers U.S. Government/Credit Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high-quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. The Investment Adviser looks for securities with minimal credit risk. The Fund maintains an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund’s performance can go down if a security issuer fails to pay the principal or interest payments when due; To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low-risk, relatively low-cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter:

2.78% for quarter ended 6/30/2000

•	Worst calendar quarter:

0.12% for quarter ended 9/30/2003

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 Years	Since Inception**

Premier Cash Reserve Fund
Return Before Taxes	0.57%	3.23%	4.08%
iMoneyNet Fund Report†	0.49%	3.09%	3.82%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class.

†	iMoneyNet Fund Report™ – All Taxable, First Tier is a composite of taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The seven-day current and effective yields were 0.49% and 0.49%, as of December 31, 2003.

You can get the seven-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

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Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these Funds. There is a sales charge (load), but we may waive it for qualifying investors (see the section titled “Waiver of Sales Charges”). The following sales charges are effective July 1, 2004.

SHAREHOLDER TRANSACTION EXPENSES

Transamerica Premier Funds/Class A	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge on Reinvested Dividends	Exchange Fee

Focus Fund	5.50%	none	none	none
Equity Fund	5.50%	none	none	none
Index Fund	5.50%	none	none	none
Growth Opportunities Fund	5.50%	none	none	none
Core Equity Fund	5.50%	none	none	none
Balanced Fund	5.50%	none	none	none
Bond Fund	5.00%	none	none	none
Cash Reserve Fund	None	none	none	5.50%	[3]

[1]	Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Shares at net asset value to certain persons. See “Buying and Selling Shares.”

[2]	A contingent deferred sales charge of 1.00% is assessed on redemptions of Shares made within 24 months following their purchases made at net asset value. See “Buying and Selling Shares.”

[3]	An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. The fee is 5.5% for all Funds except the Premier Bond Fund which is 5.0%.

Note. A $25 fee is assessed every year on accounts open for over two years that are below a minimum balance of $5,000.

In addition, a $10 fee is charged to investors who redeem their shares through the “Expedited Wire Redemption” feature offered to them (see the section titled “Buying and Selling Shares” in the “Shareholder Information” part of this Prospectus).

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Annual Fund Operating Expenses

(AS A PERCENT OF AVERAGE NET ASSETS)

The table below lists the expenses incurred by each Fund during 2003.

Transamerica Premier Fund/Class	Adviser Fee[1]		12b-1 Fee[2]	Other Expenses[3]	Total Operating Expenses[4]		Fee Waiver and Expense Reimbursement	Net Expenses[4]

Focus Fund	0.85%		0.35%	1.08%	2.28%		0.78%	1.50%
Equity Fund	0.85%		0.35%	0.58%	1.78%		0.18%	1.60%
Index Fund	0.045%	[5]	0.35%	10.835%	11.23%	[6]	10.73%	0.50%[7]
Growth Opportunities Fund	0.85%		0.35%	0.86%	2.06%		0.56%	1.50%
Core Equity Fund	0.74%		0.35%	1.28%	2.37%		1.07%	1.30%
Balanced Fund	0.75%		0.35%	0.63%	1.73%		0.18%	1.55%
Bond Fund	0.60%		0.35%	1.18%	2.13%		0.73%	1.40%
Cash Reserve Fund	0.35%		0.35%	4.74%	5.44%		4.84%	0.60%

[1]	The Investment Adviser may waive part or all of the Adviser Fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See “Adviser Fee.”

[2]	After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge.

[3]	“Other Expenses” are those incurred after any reimbursements to the Fund by the Administrator. See “Administrator.” Other expenses include expenses not covered by the adviser fee or the 12b-1 Fee. Expenses for all Funds are based on actual expenses incurred during 2003.

[4]	“Total Operating Expenses” include Adviser Fees, 12b-1 Fees, and other expenses that a Fund incurs. The Adviser has agreed, for 10 years or for such shorter time as the Class A Shares are outstanding, to waive that part of its Adviser Fee and/or to reimburse other operating expenses to the extent necessary so that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the percentages shown in the Net Expenses column . The Adviser may, from time to time, assume additional expenses.

[5]	This fee represents the total fees paid by the Master Fund of the Master Trust.

[6]	This fee represents the total expenses of both the Fund and the Master Fund.

[7]	The Fund’s total operating expenses reflect the costs associated with investing substantially all of its assets in the Master Fund and are based on the current fees.

12 }

EXAMPLE

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses after waivers and reimbursements. The examples also assume payment of the maximum sales charge and redemptions at the end of each period. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

Transamerica Premier Fund[1]	1 Year	3 Years	5 Years	10 Years

Focus Fund	$694	$998	$1,323	$2,242
Equity Fund	$704	$1,027	$1,373	$2,346
Index Fund[2]	$598	$702	$814	$1,144
Growth Opportunities Fund	$694	$998	$1,323	$2,242
Core Equity Fund	$675	$939	$1,224	$2,032
Balanced Fund	$699	$1,013	$1,348	$2,294
Bond Fund	$635	$921	$1,228	$2,096
Cash Reserve Fund	$61	$192	$335	$750

[1]	The expenses in the example assume no fees for IRA or SEP accounts.

[2]	The example includes the total expenses of both the Fund and the Master Feeder.

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

{ 13

Transamerica Premier Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance. Unless expressly designated as “fundamental,” all policies and procedures of the Funds may be changed by Transamerica Premier’s Board of Directors without shareholders approval.

PREMIER FOCUS FUND

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

The Investment Adviser’s equity management team selects U.S. companies showing:

•	Strong potential for shareholder value creation

•	High barriers to competition

•	Solid free cash flow generating ability

•	Excellent capital allocation discipline

•	Experienced management aligned with shareholder interests

The Investment Adviser seeks out dominant business franchises, where the long-term value creating potential has not fully been recognized by the market.

Policies

The Investment Adviser generally invests the Fund’s assets in a non-diversified portfolio of equity securities of U.S. companies. It selects these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest up to 40% of assets in cash or cash equivalents for extended periods when the Adviser is unable to identify investments that meet the Fund’s criteria.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Since the Fund may hold as much as 40% in cash or cash equivalents from time to time, it may not perform as favorably as a fund which is invested more fully.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

14 }

PREMIER EQUITY FUND

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser use a “bottom up” approach to investing. It focuses on identifying fundamental change in its early stages and investing in premier companies. It believes in long-term investing and does not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a premier company in our opinion.

The Investment Adviser buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies have many or all of these features:

•	Shareholder-oriented management

•	Dominance in market share

•	Cost production advantages

•	Self-financed growth

•	Attractive reinvestment opportunities

Policies

The Fund generally invest at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

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PREMIER INDEX FUND

Goal

The Fund’s goal is to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index.

Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Fund of the Master Trust. In reviewing the investment objective and policies of the Fund, you should assume that the investment objective and policies of the Master Fund are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund). There is no assurance that the Fund will achieve its investment objective.

The Fund generally purchases common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, the Fund also invests in futures and options with returns linked to the S&P 500® Index, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500® Index as closely as possible. The correlation between the performance of the Fund and the S&P 500® Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

Policies

The Fund intends to invest in all 500 stocks comprising the S&P 500® Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the S&P 500® Index in a proportion expected by the Investment Adviser to match generally the performance of the Index. In addition, from time to time stocks are added to or removed from the S&P 500® Index. The Fund may sell stocks that are represented in the S&P 500® Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal or addition to the Index.

The S&P 500® Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor’s Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500® Index, such as S&P 500® Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500® Index and to offset transaction costs and other expenses.

Risks

This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500® Index. The performance of the Fund will reflect the performance of the S&P 500® Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index’s performance will be impeded by these expenses.

This Fund Is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please note: Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Master Fund adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

16 }

PREMIER GROWTH OPPORTUNITIES FUND

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser use a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Companies with small- to medium-capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, the equity management team selects stocks issued by smaller U.S. companies which show:

•	Strong potential for steady growth

•	High barriers to competition

•	Experienced management incentivized along shareholder interests

The Investment Adviser seeks out the industry leaders of tomorrow and invest in them today. It looks for companies with exceptional management and bright prospects for their products and markets.

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small to medium companies. Small- to medium-sized companies are those whose market capitalization are no more than $5 billion at the time of purchase.

The Fund may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small to medium companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with small- to medium-sized asset bases are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small to medium companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

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PREMIER CORE EQUITY FUND

Goal

The Fund’s goal is to maximize capital appreciation.

Strategies

The Investment Adviser use a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. As part of the Investment Adviser’s strategy, the portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above- average rate of return. In projecting cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team

•	the company’s ability to earn returns on capital in excess of the cost of capital

•	competitive barriers to entry

•	the financial condition of the company

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

To achieve the Fund’s goal, it may invest in securities issued by companies of all sizes. Generally, however, the Investment Adviser will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

The Investment Adviser typically concentrates the Fund’s holdings in fewer than 60 well-researched companies.

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

18 }

PREMIER BALANCED FUND

Goal

The Fund’s goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies

To achieve its goal the Investment Adviser invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser’s equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Equity Investments – The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. In projecting cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team

•	the company’s ability to earn returns on capital in excess of the cost of capital

•	competitive barriers to entry

•	the financial condition of the company

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

Fixed Income Investments – The Adviser’s bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund’s total assets, with the remaining 30% to 40% of the Fund’s assets primarily invested in high-quality bonds with maturities of less than 30 years. The Fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund’s assets. At times, it may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium- and smaller-size companies fluctuate more than larger, more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation. The value of any of the Fund’s bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class’ contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.

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PREMIER BOND FUND

Goal

The Fund’s goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve the Fund’s goal, the Investment Adviser’s bond research team performs extensive, ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.

•	Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

The Investment Adviser invests at least 80% of the Fund’s assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P®). Moody’s and S&P® are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. The Fund may also invest up to 20% of its assets in lower-rated securities which are commonly referred to as “high yield” or “junk” bonds. Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P®. It may also invest in unrated securities of similar quality, based on the Investment Adviser’s analysis of those securities. The Fund’s investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer-term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter-term maturities. Since bonds with longer-term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short-term bonds. While lower-rated bonds make up a much smaller percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings. Investors should note that interest rates are at, or near, historic lows.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities.

This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

20 }

PREMIER CASH RESERVE FUND

Goal

The Fund’s goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies

This is a money market fund. The Fund invests primarily in a diversified selection of high-quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve its goal, the Fund invests primarily in:

•	Short-term corporate obligations, including commercial paper, notes and bonds

•	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities

•	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	Repurchase agreements involving any of the securities mentioned above

The Fund also seeks to maintain a stable net asset value of $1.00 per share by:

•	Investing in securities which present minimal credit risk

•	Maintaining the average maturity of obligations held in the Fund’s portfolio at 90 days or less

Policies

Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks

The interest rates on short-term obligations held in the Fund’s portfolio will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. The ability of the Fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due but this risk is lower than the Premier bond funds due to the shorter term of money market obligations. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For

Investors who seek a low-risk, relatively low-cost way to achieve current income through high-quality money market securities.

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Investment Adviser

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the “Investment Adviser”), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser manages $15.2 billion in mutual funds, separate accounts and pension assets. The Adviser is controlled by Transamerica Investment Services, Inc. (“TIS”), which previously managed the assets currently managed by the Adviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund;

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations; and

•	Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds (except the Index Fund) are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser’s senior officers.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

SSgA Funds Management, Inc. (“SSgA”) is a Massachusetts corporation and serves as investment adviser to the Master Fund. As of December 31, 2003, SSgA managed approximately $92 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.1 trillion in assets. SSgA’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Advisory Fees

For its services to the Funds, the Adviser receives an advisory fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar Funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.

Fund	First $1 Billion	Next $1 Billion	In Excess of $2 Billion

Focus	0.85%	0.82%	0.80%

Equity	0.85%	0.82%	0.80%

Index*	0.30%	0.30%	0.30%

Growth Opportunities	0.85%	0.82%	0.80%

Core Equity	0.75%	0.72%	0.70%

Balanced	0.75%	0.72%	0.70%

Bond	0.60%	0.57%	0.55%

Cash Reserve	0.35%	0.35%	0.35%

*	The Advisory Fee shown for the Index Fund represents the fee payable to the Adviser in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Master Fund currently pays no fees to SSgA for its services.

For the fiscal year ended December 31, 2003, each fund paid the following management fee as a percentage of the fund’s average daily net assets, after reimbursement and/or fee waivers (if applicable):

Fund	Percentage

Focus	0.85%

Equity	0.85%

Index	N/A

Growth opportunities	0.85%

Core Equity	0.64%

Balance	0.75%

Bond	0.60%

Cash Reserve	0.07%

22 }

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

•	Custodian;

•	Legal;

•	Auditing;

•	Administration;

•	Registration fees and expenses; and

•	Fees and expenses of directors unaffiliated with the Investment Adviser.

The Adviser allocates the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.

Out of its own assets, and not out of the Funds’ assets, the Adviser (or its affiliates) may pay for distribution and for shareholder services with respect to the Funds.

Fund Managers

The Managers for each of the Funds are listed below, followed by a brief biography for each Manager.

Fund and Fund Managers

Transamerica Premier Focus Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Daniel J. Prislin	(Co-Portfolio Manager)
Transamerica Premier Equity Fund
Jeffrey S. Van Harte	(Lead Portfolio Manager)
Gary U. Rollé	(Portfolio Manager)
Daniel J. Prislin	(Portfolio Manager)
Transamerica Premier Growth Opportunities Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Transamerica Premier Core Equity Fund
Daniel J. Prislin	(Co-Portfolio Manager)
Gary U. Rollé	(Co-Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Balanced Fund
Gary U. Rollé	(Lead Equity Portfolio Manager)
Heidi Y. Hu	(Lead Fixed Income Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Bond Fund
Heidi Y. Hu	(Lead Portfolio Manager)
Peter O. Lopez	(Portfolio Manager)
Transamerica Premier Cash Reserve Fund
Edward S. Han	(Lead Portfolio Manager)
Patty Arrieta-Morales	(Co-Portfolio Manager)
Greg Haendel	(Co-Portfolio Manager)

Patty Arrieta-Morales

Patty Arrieta-Morales is Money Market Trader for Transamerica Investment Management, LLC. She also has portfolio management responsibilities on the Transamerica money market products. Ms. Arrieta-Morales joined Transamerica in 1998 and has six years of investment experience. She holds a B.S. in accounting from California State University at Los Angeles.

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Bonavico is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined Transamerica in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Broad is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group. He joined Transamerica in 2000 and has eight years of investment experience. Mr. Broad holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

Edward S. Han

Vice President & Portfolio Manager

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and is secondary manager of Transamerica Premier High Yield Bond Fund, another Transamerica Premier Fund. He also manages sub-advised funds and institutional separate accounts in the fixed income discipline. He joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

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Greg D. Haendel

Greg Haendel is Fixed Income Research Analyst at Transamerica Investment Management, LLC. He also has portfolio management responsibilities on the Transamerica money market products. Mr. Haendel joined Transamerica in 2003 and has six years of investment experience. Prior to joining Transamerica, he worked as a high yield intern for Metropolitan West Asset Management; as a fixed income intern for Lehman Brothers in London; as a mortgage-backed portfolio manager for Co-Bank in Colorado; and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in finance and accounting from the The Anderson School at UCLA and received a B.A. in economics from Amherst College. He is currently a Chartered Financial Analyst Level II candidate.

Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu is the Lead Fixed Income Manager of the Transamerica Premier Balanced Fund and Lead Manager of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at Transamerica Investment Management, LLC. Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund, and he manages sub-advised funds and institutional accounts in the fixed-income discipline. Prior to joining Transamerica Investment Management, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.BA. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has ten years of experience in fixed- income analysis and is a CFA Level III candidate.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Prislin is the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining Transamerica, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined Transamerica in 1998 and has nine years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rollé is the Lead Equity Manager of the Transamerica Premier Balanced Fund and the Co-Manager of the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large-growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

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Sales Charges

Buying Shares

An investor who purchases Shares pays an initial sales charge at the time of purchase. As a result, the Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge (“CDSC”). Certain purchases qualify for reduced sales charges.

The public offering price is the net asset value plus a sales charge that varies depending on the size of your investment.

Investment Amount†

Sales Charge Per Fund	Under $50,000	$50,000 to $99,999	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999

Premier Focus	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Growth Opportunities	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Equity	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Core Equity	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Index	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Balanced	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Bond	5.00%*/4.99%**	4.00%/4.17%	3.25%/3.36%	2.50%/2.56%	1.75%/1.78%

Premier Cash Reserve	none	none	none	none	none

*	Sales charge as a percentage of offering price

**	Sales charge as a percentage of net amount invested

†	You must notify the transfer agent, your dealer or other financial intermediary if you qualify for use of the above-reduced rates. If you acquire shares directly from Transamerica Premier, you must indicate on the purchase order that such purchase qualifies under any of the above provisions and must provide enough information to substantiate that claim. If you acquire shares through a dealer or other financial intermediary, you must inform them of any facts that may qualify a purchase for any of the above provisions, such as, for example, other holdings of Class A shares of the Funds that you have directly with Transamerica Premier or through other accounts with dealers or financial intermediaries.

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SHAREHOLDER INFORMATION

Opening an Account

Fill out the New Account Application which is included in this prospectus.

IRAs and other retirement accounts require a different application, which you can request by calling 1-800-892-7587 or visiting www.transamericafunds.com. You can avoid future inconvenience by signing up for any services you think you may later use.

Transamerica Premier or its agents may reject a request for purchase of shares at any time, in whole or in part.

Note: To help the government fight the funding of terrorism and money laundering activities, the USA PATRIOT ACT requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if applicable), residential address and Social Security Number or taxpayer identification number. If you do not provide this information, your account will not be established. If Transamerica Premier Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated NAV.

Minimum Investment*

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment

Regular Accounts	$5,000	$100
Pension Plans, IRAs, or 529 Plans	$250	None
Uniform Gift to Minors (UGMA) or Transfer to Minors (UTMA)	$250	$50
Automatic Investment Plans	$100	$100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

You may establish your account with a $2,500 initial purchase if you also establish a $100 per month per fund Automatic Investment Plan.

By Mail:

•	Send your completed application and check (made payable to Transamerica Premier Funds), to P.O. Box 9035, Clearwater, FL 33758-9035. For overnight delivery: 570 Carillon Parkway, St. Petersburg, FL 33716.

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

Through an Authorized Dealer:

•	The dealer is responsible for opening your account and providing Transamerica Premier Funds with your taxpayer identification number. The minimum order from an authorized dealer is $5,000 for all funds.

Buying and Selling Shares

Buying Shares

To the extent authorized by law, Transamerica Premier Funds and each of the Funds reserves the right to discount offering shares at any time or to cease operations entirely.

By Check:

•	Make your check payable and send to Transamerica Premier Funds, P.O. Box 9035, Clearwater, FL 33758-9035.

•	For overnight delivery: 570 Carillon Parkway, St. Petersburg, FL 33716.

•	If you are opening a new account, send your completed application along with your check.

•	All checks must be made payable to Transamerica Premier Funds.

•	Transamerica Premier Funds does not accept money orders, traveler’s checks, credit card convenience checks or cash. Cashier checks and third-party checks may be accepted, subject to approval by Transamerica Premier Funds.

By Automatic Investment Plan:

•	With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Call or write Transamerica Premier Funds Customer Service to establish an AIP. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made.

By Telephone:

•	The electronic funds transfer privilege must be established in advance, when you open your account, or by adding this feature to your existing account. Select “Electronic Bank Link” on the application or write to Transamerica Premier. Funds can then be transferred electronically from your bank to Transamerica Premier Funds. Call Transamerica Premier Funds Customer Service to invest by phone, either through our automated phone system (1-800-892-7587), or by speaking directly with your representative. Due to your bank’s requirements, please allow up to 30 days to establish this option. Shares will be purchased via

26 }

electronic funds when the money is received by Transamerica Premier Funds, usually 2–4 business days after the request.

•	Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

•	Transamerica Premier Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Through Authorized Dealers:

•	If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. The dealer’s bank may charge you for a wire transfer. (Transamerica Premier Funds currently does not charge for this service.) Transamerica Premier Funds must receive your payment within three business days after your order is accepted.

By Payroll Deduction:

•	You may have money transferred regularly from your payroll to your Transamerica Premier Funds account. Please instruct your employer’s payroll department to do so. Call Transamerica Premier Funds Customer Service (1-800-892-7587) to establish this deduction.

By Wire Transfer:

To make your initial or additional investments in the Funds by wiring money from your bank.

•	Send us your application form (if this is for your initial investment).

•	Instruct your bank to wire money to :

Bank of America, NA

Tampa, FL

ABA number 0260-0959-3

DDA number 5486005514

•	Specify on the wire:

a.	Transamerica Premier Funds:

b.	Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund):

c.	Your account number; and

d.	Your name and address.

•	Wired funds are considered received by us when we receive the wire and all of the required information stated on the previous page.

•	If Transamerica Premier Fund receives your wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied all other needed information.

If your purchase transaction is canceled due to nonpayment or because it does not clear, you will be responsible for any loss a Fund incurs and you will be subject to a fee of $20. If you are an existing shareholder of any of the Funds, a Fund may redeem shares from your account in any of the Funds to reimburse the Fund for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

Selling Shares

To request your redemption and receive payment by:

Direct Deposit – ACH (only for accounts that are not qualified retirement plans):

•	Call Transamerica Premier Funds Customer Service (1-800-892-7587) to verify that this feature is in place on your account. Maximum amount per day is the lesser of your balance or $50,000. Request an “ACH redemption” in writing, by phone, or by internet access to your account. Payment should usually be received by your bank account 3-5 banking days after your request. Transamerica Premier Funds does not charge for this payment option. Certain IRAs and Qualified Plans may not be eligible for ACH redemptions.

Direct Deposit Wire:

•	Call Transamerica Premier Funds Customer Service (1-800-892-7587) to be sure this feature is in place on your account. Maximum amount per day is the lesser of your available balance or $50,000 (with a minimum of $1,000). Request an “Expedited Wire Redemption” in writing or by phone. Payment should be received by your bank account the next banking day after your request. Transamerica Premier Funds charges $10 for this service. Your bank may charge a fee as well.

Check to the address of record:

•	Written Request: Send a letter requesting a withdrawal to Transamerica Premier Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem.

Mail to:

Transamerica Premier Funds

P.O. Box 9035

Clearwater, FL 33758-9035

Attention: Redemptions

•	Be sure to include all account owners’ signatures and any additional documents, as well as a signature guarantee(s) if required.

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•	Telephone or internet request: Call Transamerica Premier Funds Customer Service (1-800-892-7587) and make your request using the automated system (1-800-892-7587), by person-to-person, or by accessing your account on the internet. Maximum amount per day is the lesser of your available balance or $50,000. Note, certain redemptions must be in writing.

•	Once a redemption has been requested, it is irrevocable and may not be modified or canceled.

If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be assessed; for Saturday delivery, a $30 overnight fee will be assessed.

For your protection, if an address change was made within the last 10 days, Transamerica Premier Funds requires a redemption request in writing, signed and signature guaranteed by all shareholders.

Check to another party/address:

•	This request must be in writing, regardless of amount, with all account owners’ signatures guaranteed. Mail to: Transamerica Premier Funds, P.O. Box 9035, Clearwater, FL 33758-9035. Attention: Redemptions.

Systematic Withdrawal Plan (by direct deposit – ACH or check):

•	You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Transamerica Premier Funds Customer Service (1-800-892-7587) for assistance.

Through an Authorized Dealer:

•	You may redeem your shares through an authorized dealer. (They may impose a service charge.) Contact your Registered Representative or call Transamerica Premier Funds Customer Service (1-800-892-7587) for assistance.

By Exchange:

•	You may request an exchange in writing, by phone, or by accessing your account through the internet.

•	You can exchange shares in one fund for shares in the same class of another fund without being subject to the sales charges applicable to that Fund, except for exchanges of the Cash Reserve Fund Shares for Class A Shares of another Fund (unless the Cash Reserve Fund Shares were acquired by an exchange from other Class A Shares).

•	The minimum exchange to a new account is $5,000 unless an automatic investment plan is established on the new account. If exchanging from an existing account into a new account with an automatic investment plan established, the minimum exchange will be $2,500. Lastly, if you want to exchange between existing accounts, the required minimum will be $1,000.

•	Prior to making exchanges into a fund that you do not own, please read the prospectus carefully.

•	Once an exchange has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Your Request to Sell Your Shares and Receive Payment May Be Subject to:

•	the privileges or features established on your account such as a Systematic Withdrawal Plan (“SWP”) or telephone transactions

•	the type of account you have, and if there is more than one owner

•	the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee

•	a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances.

•	Purchases will be held at Transamerica Premier Funds for 15 calendar days for funds to clear before they are eligible for redemption. Certain exceptions may apply.

•	The telephone redemption option may be suspended or terminated at any time without advance notice.

Large Redemptions

For redemptions greater than $250,000, the Company reserves the right to give you marketable securities instead of cash.

Features and Policies

Telephone Transactions

Occasionally, Transamerica Premier Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Premier Funds by telephone, please consider visiting www.transamericafunds.com or sending written instructions by mail.

Uncashed Checks Issued on Your Account

If any check issued by Transamerica Premier Funds is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the

28 }

right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer accounts with balances below $5,000, Transamerica Premier Funds reserves the right to close such accounts. However, Transamerica Premier Funds will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($100 minimum per fund)

•	accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

•	UTMA/UGMA accounts

•	fiduciary accounts

Account Balance	Fee Assessment

If your balance is below $5,000	$25 fee assessed every year, until balance reaches $5,000

Signature Guarantee

•	A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

A signature guarantee is required if any of the following are applicable:

•	You request a redemption above $100,000.

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	You add or remove a shareholder from an account.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Check-Writing Service.

(For shares of Transamerica Premier Cash Reserve Fund only).

If you would like to use the check-writing service, mark the appropriate box on the application or authorization form. Transamerica Premier Funds will send you checks when it receives these properly completed documents. Checks must be written for at least $250 and investments made by check or ACH must have been in your account for at least 15 days before you can write checks against them. A service fee of $10 applies for those checks written under $250. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day’s net asset value to cover the amount of the check. Checks presented against your account in an amount that exceeds your available balance will be returned for “insufficient funds” and your account will incur a $20 service fee. Due to dividends accruing on your account, it is not possible to determine your account’s value in advance so you should not write a check for the entire value or try to close your account by writing a check. A stop payment on a check may be requested for a $20 service fee. If you request that a checkbook be delivered overnight, you will incur a $20 service fee. The payment of funds is authorized by the signature(s) appearing on the Transamerica Premier Funds application

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or authorization form. Each signatory guarantees the genuineness of the other signatures.

The use of checks is subject to the rules of the Transamerica Premier Funds designated bank for its check-writing service. Transamerica Premier Funds has chosen UMB Bank n.a. as its designated bank for this service. UMB Bank n.a., or its bank affiliate (the Bank), is appointed agent by the person(s) signing the Transamerica Premier Funds application or authorization form (the Investor(s)) and, as agent, is authorized and directed upon presentment of checks to the Bank to transmit such checks to Transamerica Premier Funds as requests to redeem shares registered in the name of the Investor(s) in the amounts of such checks.

This check-writing service is subject to the applicable terms and restrictions, including charges, set forth in this prospectus. The Investor(s) agrees that he/she is subject to the rules, regulations, and laws governing check collection including the Uniform Commercial Code as enacted in the state of Missouri, pertaining to this checkwriting service, as amended from time to time. The Bank and/or Transamerica Premier Funds has the right not to honor checks presented to it and the right to change, modify or terminate this check-writing service at any time.

Pricing of Shares

Each Fund’s price (“NAV”) is calculated on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV of fund shares is not determined on days the NYSE is closed (generally New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If Transamerica Premier Funds receives your request in good order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day’s NAV plus any applicable sales charges. If later, it will be priced based on the next day’s NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

E-mail Communication

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via email. For your protection, we ask that all transaction requests be submitted only via telephone, mail, or through the secure link on our website.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

Telephone Transactions

Transamerica Premier Funds and its transfer agent, AEGON/ Transamerica Investor Services (“ATIS”) are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Premier Funds and ATIS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where Transamerica Premier Funds or ATIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. Transamerica Premier Funds has the right to modify the telephone redemption privilege at any time.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Premier Funds. Your financial professional will answer any questions that you may have regarding such fees.

Fiduciary (IRA) Account Maintenance Fees

Retirement accounts are subject to a custodial fee of $15 per fund/annually, with a maximum fee of $30 per Social Security Number. The fee is generally waived if the total of the retirement account’s(s’) value is more than $50,000.

Reinvestment Privilege

Within a 90-day period after you sell your shares, you have the right to “reinvest” your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. Send your written request to Transamerica Premier Funds along with your check for your reinvestment privileges.

Statements and Reports

Transamerica Premier Funds will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify Transamerica Premier Funds in writing within 90 days of any error or you will be deemed to have ratified the transaction as reported to you. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

30 }

A Historical Statement may be ordered for transactions of prior years.

Please retain your statement. If you require prior years’ statements, Transamerica Premier Funds may charge $10 per year up to a maximum of $50.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

Share Certificates

Transamerica Premier Funds does not issue share certificates.

Class A Shares – Front Load

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) NOTE: You do not pay an initial sales charge on Class A Transamerica Premier Cash Reserve Fund purchases. There are 12b-1 distribution and service fees of up to 0.35% per year.

If you are investing $1 million or more (either as a lump sum or through any of the methods in this prospectus), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a 401(k) plan. Other substantial investments may enable you to purchase Class A shares at a reduced sales charge.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into Funds when their share prices are expected to rise and taking money out when their share prices expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Transamerica Premier Board of Directors has approved policies that are designed to discourage market timing or excessive trading. If you intend to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The Funds generally will consider four or more exchanges between Funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the Funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the Funds discourage market timing and excessive short-term trading, the Funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the funds’ restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

Waivers of Sales Charges

Purchases Not Subject to Sales Charges or Contingent Deferred Sales Charges (“CDSC”)

The Funds may sell shares without a sales charge or CDSC to:

(a)	Current and retired Directors of the Funds; officers of the Funds; directors and current and retired U.S. full-time employees of Transamerica Occidental Life Insurance Company, Transamerica Investment Services, Inc. and Transamerica Investment Management, LLC, their parent corporation and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest.

(b)	Employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Fund sold with a sales charge).

(c)	Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Transamerica Premier Funds.

(d)	Registered representatives and other employees of broker-dealers having sales agreements with AFSG; employees of financial institutions having sales agreements with AFSG or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under age 21.

(e)	A trust department of any financial institution purchasing shares of the Funds in its capacity as trustee of any trust, if the value of the shares of the Funds purchased or held by all such trusts exceeds $1 million in the aggregate.

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(f)	“Wrap accounts” maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with AFSG with respect to such accounts.

(g)	Individual accounts and participants in employee benefit plan accounts that, prior to November 15, 2002, were held in accounts in the M Class of the Funds.

In addition, the Funds may issue their shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemption of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a Systematic Withdrawal Plan may also be redeemed each year without a CDSC.

You must notify the transfer agent, your dealer or other financial intermediary if you qualify for use of the reduced rates. If you acquire shares directly from Transamerica Premier Funds, you must indicate on the purchase order that such purchase qualifies under any of the above provisions and must provide enough information to substantiate that claim. If you acquire shares through a dealer or other financial intermediary, you must inform them of any facts that may qualify a purchase for any of the above provisions, such as, for example, other holdings of Class A shares of the funds that you have directly with Transamerica Premier Funds or through other accounts with dealers or financial intermediaries.

Distribution of Shares

Distribution Plans

Transamerica Premier Funds has adopted a 12b-1 Plan of Distribution for Class A shares in each fund in the series.

Distribution of Class A Shares. AFSG Securities Corporation (“AFSG”) receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares.

However, if the service fees rise, the distribution fee is lowered so that the total fees payable don’t exceed 0.35% annually.

Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost investors more than paying other types of sales charges. In case a Fund is closed to new investors or investments, distribution fees may still be paid under the Plan to compensate for past distribution efforts and ongoing services rendered to shareholders.

Underwriting Agreement

Transamerica Premier has an Underwriting Agreement with AFSG Securities Corporation (“AFSG”), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the Adviser and Transamerica Premier. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class A shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares.

Distributions and Taxes

Taxes on Distributions in General

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although a fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. (See below for special rules applicable to particular funds.) If a fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year.

You normally will be taxed on distributions you receive from a fund, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

32 }

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. As a result, distributions from funds that invest primarily in debt securities, such as money market funds and bond funds, will not generally qualify for the 15% rate.

Each Fund will send you a tax report each year summarizing the amount of and the tax aspects of your distributions.

Taxes on the Sale or Exchange of Shares

If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year and otherwise short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

Note that money market funds typically maintain a stable net asset value of $1.00 per share. Assuming that is the case during the period when you own shares of Transamerica Premier Cash Reserve Fund, then you will typically not recognize gain or loss upon the sale, redemption, or exchange of shares of this fund.

Withholding Taxes

As with all mutual funds, a fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-Resident Alien Withholding

If you are a non-U.S. investor, your financial professional should determine whether fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from Transamerica Premier Funds. More information is provided in the SAI. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in Transamerica Premier Funds.

Summary of Bond Ratings

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk bonds.”

Investment Grade	Moody’s	Standard & Poor’s

Highest quality	Aaa	AAA
High quality	Aa	AA
Upper medium	A	A
Medium, speculative features	Baa	BBB
Lower Quality

Moderately speculative	Ba	BB
Speculative	B	B
Very speculative	Caa	CCC
Very high risk	Ca	CC
Highest risk, may not be
paying interest	C	C
In arrears or default	C	D

{ 33

Financial Highlights

The following information is intended to help you understand the Funds’ financial performance since their inception. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the last five fiscal years ended December 31, 2003, 2002, 2001, 2000 and 1999. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds’ performance in the annual report. See the back cover to find out how to get this report.

34 }

	Transamerica Premier Index Fund

	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$12.53	$16.34	$18.80	$21.37	$18.62

Operations
Net investment income[2]	0.19	0.16	0.17	0.27	0.30
Net realized and unrealized gain (loss) on investments	3.39	(3.82)	(2.47)	(2.25)	3.45

Total from investment operations	3.58	(3.66)	(2.30)	(1.98)	3.75

Dividends/Distributions to Shareholders
Net investment income	(0.17)	(0.15)	(0.16)	(0.27)	(0.25)
Net realized gains on investments	—	—	—	(0.32)	(0.75)

Total dividends/distributions	(0.17)	(0.15)	(0.16)	(0.59)	(1.00)

Net Asset Value
End of period	$15.94	$12.53	$16.34	$18.80	$21.37

Total Return [3]	28.50%	(22.41% )	(12.25% )	(9.33% )	20.31%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.50%	0.50%	0.50%	0.50%	0.50%
Before reimbursement/fee waiver	11.23%	6.76%	6.17%	6.05%	8.67%
Net investment income after reimbursement/fee waiver	1.40%	1.08%	1.02%	1.30%	1.47%
Portfolio turnover rate	N/A	13%[a]	14%	18%	22%
Net assets, end of period (in thousands)	$111	$460	$677	$713	$524

[1]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[2]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.24), $(0.75), $(0.79), $(0.89) and $(1.36) for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively. Per share net investment income has been determined on the basis of the average number of shares outstanding during each year.

[3]	Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

[a]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

{ 35

	Transamerica Premier Core Equity Fund

	Class A
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$8.84		$11.06	$12.09	$11.35	$10.59

Operations
Net investment loss[1]	(0.02)[a]		(0.02)[a]	(0.12)[a]	(0.12)[a]	(0.11)[a]
Net realized and unrealized gain (loss) on investments	2.30		(2.20)	(0.87)	1.33	0.87

Total from investment operations	2.28		(2.22)	(0.99)	1.21	0.76

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	(0.04)	(0.47)	—

Total dividends/distributions	—		—	(0.04)	(0.47)	—

Net Asset Value
End of period	$11.12		$8.84	$11.06	$12.09	$11.35

Total Return[2]	25.79%		(20.07% )	(8.20% )	10.65%	7.18%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.30%		1.30%	1.30%	1.30%	1.30%
Before reimbursement/fee waiver	2.37%		4.91%	16.31%	18.44%	67.64%
Net investment loss, after reimbursement/fee waiver	(0.16%	)	(0.19% )	(1.01% )	(0.93% )	(0.99%	)
Portfolio turnover rate	24%		72%	61%	52%	87%
Net assets, end of period (in thousands)	$6,938		$2,276	$264	$224	$87

	Transamerica Premier Equity Fund

	Class A
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$12.77		$16.93	$20.62	$31.88	$24.79

Operations
Net investment loss[1]	(0.09)[a]		(0.13)[a]	(0.21)	(0.43)[a]	(0.37)[a]
Net realized and unrealized gain (loss) on investments	3.98		(4.03)	(3.48)	(3.40)	8.39

Total from investment operations	3.89		(4.16)	(3.69)	(3.83)	8.02

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	—	(7.43)	(0.93)

Total dividends/distributions	—		—	—	(7.43)	(0.93)

Net Asset Value
End of period	$16.66		$12.77	$16.93	$20.62	$31.88

Total Return[2]	30.46%		(24.57% )	(17.90% )	(14.06% )	32.88%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.60%		1.60%	1.60%	1.60%	1.60%
Before reimbursement/fee waiver	1.78%		2.23%	7.32%	5.45%	18.56%
Net investment loss, after reimbursement/fee waiver	(0.64%	)	(0.94% )	(1.23% )	(1.39% )	(1.33% )
Portfolio turnover rate	38%		34%	42%	40%	42%
Net assets, end of period (in thousands)	$23,271		$14,451	$598	$717	$530

1Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.12), $(0.37), $(1.84), $(2.29) and $(7.21) for the Core Equity Fund and $(0.12), $(0.21), $(1.18), $(1.84) and $(5.01) for the Equity Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

aPer share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

36 }

	Transamerica Premier Focus FundÙ

	Class A
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$9.87		$13.76	$19.16	$33.49	$22.41

Operations
Net investment loss[1]	(0.09)[a]		(0.12)[a]	(0.16)[a]	(0.45)[a]	(0.37)[a]
Net realized and unrealized gain (loss) on investments	4.01		(3.77)	(4.44)	(4.31)	12.36

Total from investment operations	3.92		(3.89)	(4.60)	(4.76)	11.99

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	(0.80)	(9.57)	(0.91)

Total dividends/distributions	—		—	(0.80)	(9.57)	(0.91)

Net Asset Value
End of period	$13.79		$9.87	$13.76	$19.16	$33.49

Total Return[2]	39.72%		(28.27% )	(24.03% )	(18.71% )	54.09%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.50%		1.50%	1.50%	1.50%	1.50%
Before reimbursement/fee waiver	2.28%		4.03%	7.19%	4.44%	8.63%
Net investment loss, after reimbursement/fee waiver	(0.76%	)	(1.13% )	(0.99% )	(1.33% )	(1.43% )
Portfolio turnover rate	59%		43%	70%	65%	80%
Net assets, end of period (in thousands)	$5,979		$2,951	$605	$795	$778

	Transamerica Premier Growth Opportunities Fund

	Class A
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$12.58		$15.45	$20.68	$38.87	$21.99

Operations
Net investment loss[1]	(0.11)[a]		(0.16)[a]	(0.18)[a]	(0.52)[a]	(0.35)[a]
Net realized and unrealized gain (loss) on investments	4.40		(2.71)	(4.39)	(7.68)	20.27

Total from investment operations	4.29		(2.87)	(4.57)	(8.20)	19.92

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	(0.66)	(9.99)	(3.04)

Total dividends/distributions	—		—	(0.66)	(9.99)	(3.04)

Net Asset Value
End of period	$16.87		$12.58	$15.45	$20.68	$38.87

Total Return[2]	34.10%		(18.58% )	(22.12% )	(26.21% )	93.63%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.50%		1.50%	1.50%	1.50%	1.50%
Before reimbursement/fee waiver	2.06%		3.93%	7.11%	4.27%	9.86%
Net investment loss, after reimbursement/fee waiver	(0.72%	)	(1.18% )	(1.18% )	(1.33% )	(1.26% )
Portfolio turnover rate	29%		37%	55%	78%	50%
Net assets, end of period (in thousands)	$9,328		$2,973	$680	$1,104	$1,062

ÙOn May 1, 2003, the name of the Fund changed from the Transamerica Premier Aggressive Growth Fund to the Transamerica Premier Focus Fund.

1Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed  expenses, net investment loss per share would have been $(0.17), $(0.39), $(1.05), $(1.46) and $(2.21) for the Focus Fund and $(0.19), $(0.50), $(1.06), $(1.63) and $(2.65) for the Growth Opportunities Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

aPer share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

{ 37

	Transamerica Premier Balanced Fund

	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$ 16.55	$18.68	$20.06	$20.47	$19.25

Operations
Net investment income[1]	0.18[a]	0.28[a]	0.28	0.35[a]	0.33[a]
Net realized and unrealized gain (loss) on investments	3.61	(2.09)	(1.38)	1.60	2.39

Total from investment operations	3.79	(1.81)	(1.10)	1.95	2.72

Dividends/Distributions to Shareholders
Net investment income	(0.21)	(0.32)	(0.24)	(0.22)	(0.35)
Net realized gains on investments	—	—	(0.04)	(2.14)	(1.15)

Total dividends/distributions	(0.21)	(0.32)	(0.28)	(2.36)	(1.50)

Net Asset Value
End of period	$20.13	$16.55	$18.68	$20.06	$20.47

Total Return[2]	22.91%	(9.69% )	(5.51% )	(9.57% )	14.48%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.55%	1.55%	1.55%	1.55%	1.55%
Before reimbursement/fee waiver	1.73%	2.53%	10.47%	10.25%	17.18%
Net investment income, after reimbursement/fee waiver	0.98%	1.61%	1.41%	1.57%	1.65%
Portfolio turnover rate	39%	57%	77%	96%	61%
Net assets, end of period (in thousands)	$15,885	$7,828	$ 423	$ 398	$ 339

	Transamerica Premier Bond Fund

	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$ 9.05	$ 9.97	$9.86	$9.73	$10.40

Operations
Net investment income[1]	0.24[a]	0.47[a]	0.56	0.62	0.55
Net realized and unrealized gain (loss) on investments	0.27	(0.87)	0.32	0.12	(0.57)

Total from investment operations	0.51	(0.40)	0.88	0.74	(0.02)

Dividends/Distributions to Shareholders
Net investment income	(0.36)	(0.48)	(0.56)	(0.61)	(0.58)
Net realized gains on investments	—	(0.04)	(0.21)	—	(0.07)

Total dividends/distributions	(0.36)	(0.52)	(0.77)	(0.61)	(0.65)

Net Asset Value
End of period	$ 9.20	$9.05	$9.97	$9.86	$9.73

Total Return[2]	5.66%	(3.90% )	9.15%	7.89%	(0.22% )

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%	1.40%	1.40%	1.40%	1.40%
Before reimbursement/fee waiver	2.13%	2.89%	13.28%	16.72%	26.13%
Net investment income, after reimbursement/fee waiver	2.62%	5.19%	5.25%	6.32%	5.82%
Portfolio turnover rate	179%	258%	442%	461%	301%
Net assets, end of period (in thousands)	$4,512	$4,356	$ 311	$ 261	$ 145

1Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.14, $0.11, $(1.32), $(1.58) and $(2.79) for the Balanced Fund and $0.17, $0.34, $(0.66), $(0.88) and $(1.77) for the Bond Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

aPer share net investment income has been determined on the basis of the average number of shares outstanding during the year.

38 }

	Transamerica Premier Cash Reserve Fund

	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Operations
Net investment income[1]	0.01	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Total from investment operations	0.01	0.01	0.04	0.06	0.05

Dividends/Distributions to Shareholders
Net investment income	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)
Net realized gains on investments	—	—	—	—	—

Total dividends/distributions	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)

Net Asset Value
End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.57%	1.27%	3.76%	5.97%	4.68%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.60%	0.60%	0.60%	0.60%	0.60%
Before reimbursement/fee waiver	5.44%	2.96%	3.02%	2.98%	4.78%
Net investment income, after reimbursement/fee waiver	0.61%	1.28%	3.65%	5.84%	4.58%
Net assets, end of period (in thousands)	$62	$1,207	$1,658	$1,286	$819

1Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed   expenses, net investment income (loss) per share would have been $(0.04), $(0.01), $0.01, $0.03 and $0.00 for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year.

{ 39

Additional Information and Assistance

This prospectus is intended for use with a defined benefit or other employer sponsored retirement plan. You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Funds’ performance and list their portfolio holdings and financial condition. The Annual Report also discusses the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period.

Statement of Additional Information (“SAI”)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (“SEC”) and incorporated by reference as part of the prospectus. You can obtain a copy of the SAI by requesting it from us.

To Obtain Information from Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587).

•	Option 1: to request annual/semi-annual report, SAI, and other literature and to ask questions about the Funds.

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week.

•	Option 3: shareholder service representative.

•	Write to Transamerica Premier Funds, P.O. Box 9035, Clearwater, FL 33758-9035.

•	E-mail us at PremierFunds@Transamerica.com.

•	Visit our web site at transamericafunds.com.

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI

•	Call 1-202-942-8090

•	Visit the SEC’s Internet web site at http://www.sec.gov

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 or send an electronic request to publicinfo@sec.gov for copies of these documents (requires you to pay a duplicating fee)

SEC file number: 811-09010

AFSG Securities Corporation, Distributor

1-800-89-ASKUS (1-800-892-7587)

AFSG Securities Corporation, Distributor

Transamerica Premier Funds — Class A Shares

Prospectus: May 1, 2004

Equity Funds

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Combined Equity & Fixed Income Fund

Transamerica Premier Balanced Fund

Fixed Income Funds

Transamerica Premier Bond Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

Not FDIC Insured

May Lose Value

No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1

The Funds at a Glance

The following is a summary of each Fund’s goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC. (“TIM” or “Investment Adviser”)

The performance shown for each Fund assumes reinvestment of dividends. Performance shown prior to June 30, 1998 is based on the Investor Class of each Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for Class A shares. The performance for High Yield Bond is based on the Investor Class performance for the entire period shown, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for Class A shares. TIM compares each Fund’s performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indices. The performance data for the indices do not indicate the past or future performance of any Fund. Absent fee waivers and limitation of Fund expenses, the performance data shown would have been lower.

2

Transamerica Premier Focus Fund

The Fund seeks to maximize long-term growth.

It invests primarily in domestic equity securities that, in the Investment Adviser’s opinion, are trading at a material discount to intrinsic value. Intrinsic value is determined primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The Fund generally invests in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund, and may hold 20 or fewer positions. In the Fund’s opinion, a concentrated portfolio provides the potential for superior long-term capital appreciation because assets are focused in securities deemed by the Fund to have the most favorable risk-reward characteristics.

In the event the Investment Adviser is unable to identify any investments that meet the Fund’s criteria, it will maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than other Premier equity funds, the poor results of one company can have a greater negative impact on the Fund’s performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter: 43.19% for quarter ended 12/31/98
•	Worst calendar quarter: (27.56)% for quarter ended 12/31/00

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**
Premier Focus Fund
Return Before Taxes	32.38%	(2.01)%	11.44%
Return After Taxes on Distributions***	32.28%	(3.53)%	10.11%
Return After Taxes on Distributions and Sale of Fund Shares***	21.05%	(1.65)%	10.15%
S&P 500 Index+	28.67%	(0.57)%	5.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the July 1, 1997 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

+	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
returns before taxes.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

3

Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.

It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. The Investment Adviser looks for companies it considers to be premier companies that are undervalued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. The Investment Adviser typically concentrates the it’s holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 29.69% for quarter ended 12/31/99
•	Worst calendar quarter: (18.80)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**
Premier Equity Fund
Return Before Taxes	23.61%	(2.65)%	9.99%
Return After Taxes on Distributions***	23.61%	(3.76)%	9.23%
Return After Taxes on Distributions and Sale of Fund Shares***	15.35%	(2.28)%	8.92%
S&P 500® Index+	28.67%	(0.57)%	9.85%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Class A — June 30, 1998; returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

4

Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation.

It attempts to reproduce the overall investment characteristics of the S&P 500® Index by investing its investable assets in the State Street Equity 500 Index Portfolio (the “Master Fund”), a series of the State Street Master Funds (the “Master Trust”). The Master Fund has the same investment objective as the Fund and investment policies that are substantially similar to those of the Fund. In no event will the Fund invest less than 80% of its total assets in the S&P 500® Index under normal market conditions. Shareholders will receive 60 days’ notice prior to changing the 80% investment policy.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund’s wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 21.05% for quarter ended 12/31/98
•	Worst calendar quarter: (17.35)% for quarter ended 9/30/02

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**
Premier Index Fund
Return Before Taxes	21.75%	(1.99)%	8.52%
Return After Taxes on Distributions***	21.33%	(2.69)%	7.91%
Return After Taxes on Distributions and Sale of Fund Shares***	14.15%	(2.03)%	7.26%
S&P 500 Index+	28.67%	(0.57)%	9.85%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents. returns before taxes.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

5

Transamerica Premier Growth Opportunities Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations of no more than $5 billion at the time of purchase.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or bad general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. The Fund typically concentrates it’s holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 53.44% for quarter ended 12/31/99
•	Worst calendar quarter: (36.22)% for quarter ended 3/31/01

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Year	Since Inception**
Premier Growth Opportunities Fund
Return Before Taxes	27.06%	2.86%	15.34%
Return After Taxes on Distributions***	27.06%	1.02%	13.75%
Return After Taxes on Distributions and Sale of Fund Shares***	17.59%	2.27%	13.50%
Russell 2500 Growth Index+	46.31%	3.83%	4.54%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the July 1, 1997 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2500 Index measures the performance of the 2,000 smallest companies (approximately 17%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market.

The Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities each represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

6

Transamerica Premier Core Equity Fund

The Fund seeks to maximize capital appreciation.

It uses a valuation discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. At least 80% of the Fund’s assets will be invested in a diversified portfolio of domestic equity securities. The Fund typically concentrates its holdings in fewer than 50 well-researched companies.

Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 16.21% for quarter ended 03/31/00
•	Worst calendar quarter: (18.51)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**
Premier Core Equity Fund
Return Before Taxes	19.19%	0.73%	1.68%
Return After Taxes on Distributions***	19.19%	0.54%	1.50%
Return After Taxes on Distributions and Sale of Fund Shares***	12.47%	0.56%	1.40%
S&P 500 Index+	28.67%	(0.57)%	1.62%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the April 1, 1998 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
returns before taxes.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

7

Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 14.54% for quarter ended 12/31/99
•	Worst calendar quarter: (10.03)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**
Premier Balanced Fund
Return Before Taxes	16.46%	4.51%	12.06%
Return After Taxes on Distributions***	16.03%	3.31%	11.14%
Return After Taxes on Distributions and Sale of Fund Shares***	10.70%	3.32%	10.42%
S&P 500® Index+	28.67%	(0.57)%	9.85%
Lehman Brothers Government/Credit Bond Index++	4.67%	6.66%	7.28%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks.

++	The Lehman Brothers Government/Credit Bond Index is a broad – based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: All performance information represents past performances and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior June 30, 1998 (the inception date for Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

8

Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s and BBB or higher by Standard & Poor’s (see Summary of Bond Rating). The Investment Adviser looks for bonds with strong credit characteristics and additional returns as bond prices increase.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of bond market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: (7.78)% for quarter ended 12/31/02
•	Worst calendar quarter: (5.36)% for quarter ended 06/30/02

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 Year	5 Years	Since Inception**
Premier Bond Fund
Return Before Taxes	0.64%	2.59%	3.23%	4.48%
Return After Taxes on Distributions***	(0.71)%	0.26%	0.85%	2.87%
Return After Taxes on Distributions and Sale of Fund Shares***	0.40%	0.75%	1.27%	2.89%
Lehman Brothers Government/Credit Bond Index++	4.67%	6.66%	6.99%	7.28%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

++	The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date for Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

9

Transamerica Premier High Yield Bond Fund

The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

It generally invests at least 80% of its assets in a diversified selection of lower-rated bonds, commonly known as “junk bonds.” These are bonds rated below Baa by Moody’s or below BBB by Standard & Poor’s (see Summary of Bond Ratings). The Investment Adviser seeks bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for other Premier Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher-rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long-term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to indices of high yield bond performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

Average Annual Total Returns Since Inception

(as of 12/31/ 03)*

	1 Year	5 Years	Since Inception**
Premier High Yield Bond Fund
Return Before Taxes	12.39%	3.32%	2.97%
Return After Taxes on Distributions***	12.39%	3.32%	2.97%
Return After Taxes on Distributions and Sale of Fund Shares***	8.05%	2.85%	2.55%
Merrill Lynch U.S. High Yield Cash Pay Index+	27.23%	5.47%	4.81%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the July 1, 1998 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns before taxes are based on the actual inception date for this class.

+The Merrill Lynch U.S. High Yield Cash Pay Index (formerly the Merrill Lynch High Yield Master Index) provides a broad-based measure of the performance of the non-investment grade U.S. bond market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

10

Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high-quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. The Investment Advisor looks for securities with minimal credit risk. It maintains an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund’s performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low-cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

•	Best calendar quarter: 2.78% for quarter ended 06/30/00
•	Worst calendar quarter: 0.12% for quarter ended 09/30/03

Average Annual Total Returns Since Inception

(as of 12/31/03)*

	1 year	5 Years	Since Inception**
Premier Cash Reserve Fund
Return Before Taxes	0.57%	3.23%	4.08%
iMoneyNet Fund Report+	0.49	3.09%	3.82%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns are based on the October 2, 1995 commencement date for the Investor Class.

+	The iMoneyNet Fund ReportTM-All Taxable, First Tier is a composite of taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The seven-day current and effective yields were 0.49 % and 0.49 % as of December 31, 2003.

You can get the seven-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 (the inception date of Class A shares) is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

11

Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these Funds. There is a sales charge (load), but we may waive it for qualifying investors (see the section titled “Waivers of Sales Charges”). The following sales charges are effective July 1, 2004.

Shareholder Transaction Expenses

Transamerica Premier Funds/Class A	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge on Reinvested Dividends	Exchange Fee
Premier Focus Fund	5.50%	None	None	None

Premier Growth Opportunities Fund	5.50%	None	None	None

Premier Equity Fund	5.50%	None	None	None

Premier Core Equity Fund	5.50%	None	None	None

Premier Index Fund	5.50%	None	None	None

Premier Balanced Fund	5.50%	None	None	None

Premier High Yield Bond Fund	5.50%	None	None	None

Premier Bond Fund	5.00%	None	None	None

Premier Cash Reserve Fund	None	None	None	5.50%[3]

[1]	Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Shares at net asset value to certain persons. See “Buying and Selling Shares.”

[2]	A contingent deferred sales charge of 1.00% is assessed on redemptions of Shares made within 24 months following their purchases made at net asset value. See “Buying and Selling Shares.”

[3]	An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. The fee is 5.50% for all Funds except the Premier Bond Fund which is 5.0%.

Note: A $25 fee is assessed every year on accounts open for over two years that are below a minimum balance of $5,000.

In addition, a $10 fee is charged to the investors who redeem their shares through the “Expedited Wire Redemption” feature offered to them (see the section titled “Buying and Selling Shares” in the “Shareholders Information” part of this prospectus).

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Annual Fund Operating Expenses (as a percent of average net assets)

The table below lists the expenses incurred by each Fund during 2003.

Transamerica Premier Funds/Class A	Adviser Fee[1]	12b-1 Fee[2]	Other Expenses[3]	Total Operating Expenses[4]	Fee Waiver and Expense Reimbursement	Net Expenses[4]
Premier Focus Fund	0.85%	0.35%	1.08%	2.28%	0.78%	1.50%

Premier Equity Fund	0.85%	0.35%	0.58%	1.78%	0.18%	1.60%

Premier Index Fund	0.045%[5]	0.35%	10.835%	11.23%[6]	10.73%	0.50%[7]

Premier Growth Opportunities Fund	0.85%	0.35%	0.86%	2.06%	0.56%	1.50%

Premier Core Equity Fund	0.74%	0.35%	1.28%	2.37%	1.07%	1.30%

Premier Balanced Fund	0.75%	0.35%	0.63%	1.73%	0.18%	1.55%

Premier Bond Fund	0.60%	0.35%	1.18%	2.13%	0.73%	1.40%

Premier High Yield Bond Fund	0.55%	0.35%	0.17%	1.07%	0.07%	1.00%

Premier Cash Reserve Fund	0.35%	0.35%	4.74%	5.44%	4.84%	0.60%

[1]	The Investment Adviser may waive part or all of the Adviser Fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See “Adviser Fee.”

[2]	After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge.

[3]	”Other Expenses” are those incurred after any reimbursements to the Fund by the Administrator. See “Administrator.” Other expenses include expenses not covered by the adviser fee or the 12b-1 Fee. Expenses for all Funds are based on actual expenses incurred during 2003.

[4]	“Total Operating Expenses” include Adviser Fees, 12b-1 Fees, and other expenses that a Fund incurs. The Adviser has agreed, for 10 years or for such shorter time as the Class A Shares are outstanding, to waive that part of its Adviser Fee and/or to reimburse other operating expenses to the extent necessary so that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the percentages shown in the Net Expenses column . The Adviser may, from time to time, assume additional expenses.

[5]	Fees are not paid by the Master Fund of the Master Trust.

[6]	This fee represents the total expenses of both the Fund and the Master Fund.

[7]	The Fund’s total operating expenses reflect the costs associated with investing substantially all of its assets in the Master Fund and are based on the current fees.

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Examples

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples also assume payment of the maximum sales charge and redemptions at the end of each period. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

Transamerica Premier Fund[1]	1 Year	3 Years	5 Years	10 Years
Premier Focus Fund	$694	$998	$1,323	$2,242

Premier Growth Opportunities Fund	$694	$998	$1,323	$2,242

Premier Equity Fund	$704	$1,027	$1,373	$2,346

Premier Core Equity Fund	$675	$939	$1,224	$2,032

Premier Index Fund[2]	$598	$702	$814	$1,144

Premier Balanced Fund	$699	$1,013	$1,348	$2,294

Premier High Yield Bond Fund	$646	$851	$1,072	$1,707

Premier Bond Fund	$635	$921	$1,228	$2,096

Premier Cash Reserve Fund	$61	$192	$335	$750

[1]	The expenses in the example assume no fees for IRA or SEP accounts.

[2]	The example includes the total expenses of both the Fund and the Master Feeder.

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

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Transamerica Premier Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance. Unless expressly designated as “fundamental,” all policies and procedures of the Funds may be changed by Transamerica Premier’s Board of Directors without shareholder approval.

Premier Focus Fund

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Fund’s opinion.

The Investment Adviser’s equity management team selects U.S. companies showing:

•	Strong potential for shareholder value creation

•	High barriers to competition

•	Solid free cash flow generating ability

•	Excellent capital allocation discipline

•	Experienced management aligned with shareholder interests

The Investment Adviser seeks out dominant business franchises, where the long-term value-creating potential has not fully been recognized by the market.

Policies

The Investment Adviser generally invests the Fund’s assets in a non-diversified portfolio of equity securities of U.S. companies. It selects these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest up to 40% of assets in cash or cash equivalents for extended periods when the Adviser is unable to identify investments that meet the Fund’s criteria.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Since the Fund may hold as much as 40% in cash or cash equivalents from time to time, it may not perform as favorably as a fund which is invested more fully.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

Premier Equity Fund

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It focuses on identifying fundamental change in its early stages and investing in premier companies. It believes in long-term investing and does not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a premier company in our opinion.

The Investment Adviser buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies have many or all of these features:

•	Shareholder-oriented management

•	Dominance in market share

•	Cost production advantages

•	Self-financed growth

•	Attractive reinvestment opportunities

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in

15

pursuit of long-term capital growth.

Premier Index Fund

Goal

The Fund’s goal is to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index.

Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Fund of the Master Trust. In reviewing the investment objective and policies of the Fund, you should assume that the investment objective and policies of the Master Fund are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund). There is no assurance that the Fund will achieve its investment objective.

The Fund generally purchases common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, the Fund also invests in futures and options with returns linked to the S&P 500® Index, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500® Index as closely as possible. The correlation between the performance of the Fund and the S&P 500® Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

Policies

The Fund intends to invest in all 500 stocks comprising the S&P 500® Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the S&P 500® Index in a proportion expected by the Investment Adviser to match generally the performance of the Index. In addition, from time to time stocks are added to or removed from the S&P 500® Index. The Fund may sell stocks that are represented in the S&P 500® Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal or addition to the Index.

The S&P 500® Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor’s Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500 Index, such as S&P 500® Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500® Index and to offset transaction costs and other expenses.

Risks

This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500® Index. The performance of the Fund will reflect the performance of the S&P 500® Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index’s performance will be impeded by these expenses.

This Fund Is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please note: Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Master Fund adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Premier Growth Opportunities Fund

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Companies with small- to medium-capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, the equity management team selects stocks issued by small to medium U.S. companies which show:

•	Strong potential for steady growth

•	High barriers to competition

•	Experienced management incentivized along shareholder interests

The Investment Adviser seeks out the industry leaders of tomorrow and invest in them today. It looks for companies with exceptional management and bright prospects for their products and markets.

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small- to medium-sized companies. Small- to medium-sized companies are those whose market capitalization or annual revenues are no more than $5 billion at the time of purchase.

The Fund may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small to medium companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with small- to medium-sized asset bases are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small to medium companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

Premier Core Equity Fund

Goal

The Fund’s goal is to maximize capital appreciation.

Strategies

It uses a “bottom up” approach to investing. WThe Investment Adviser studies industry and economic trends, but focuses on researching individual companies. As part of the Investment Adviser’s strategy, the portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a viable investment.

The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return In projecting cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

To achieve the Fund’s goal, it may invest in securities issued by companies of all sizes. Generally, however, the Investment Adviser will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

The Adviser typically concentrates the Fund’s holdings in fewer than 60 well-researched companies.

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

Premier Balanced Fund

Goal

The Fund’s goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies

To achieve its goal the Investment Adviser invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser’s equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Equity Investments — The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. In projecting cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

Fixed Income Investments — The Adviser’s bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund’s total assets, with the remaining 30% to 40% of the Fund’s assets primarily invested in high quality bonds with maturities of less than 30 years. The Fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund’s assets. At times, it may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium- and smaller-size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation. The value of any of the Fund’s bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class’ contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.

Premier Bond Fund

Goal

The Fund’s goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies

It uses a “bottom up” approach to investing. The Investment Adviser studies industry and economic trends, but focuses on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve the Fund’s goal, the Investment Adviser’s bond research team performs extensive, ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.

•	Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

The Fund invests at least 80% of the Fund’s assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P®). Moody’s and S&P® are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. The Fund may also invest up to 20% of its assets in lower-rated securities, which are commonly referred to as “high yield” or “junk” bonds. Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P’s®. It may also invest in unrated securities of similar quality, based on the Investment Adviser’s analysis of those securities. The Fund’s investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer-term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter-term maturities. Since bonds with longer-term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short-term bonds. While lower-rated bonds make up a much smaller percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings. Investors should note that interest rates are at, or near, historic lows.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

Because this Fund invests in bonds, there is less risk of loss over short periods of time than for other Premier Funds that invest in equities.

This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

Premier High Yield Bond Fund

Goal

The Fund’s goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve the Fund’s goal, the Investment Adviser’s fixed-income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations;

•	Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal; and

•	Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation.

Policies

The Investment Adviser generally invests at least 80% of this Fund’s assets in a diversified portfolio of high-yield, below-investment-grade debt securities commonly referred to as “junk bonds.” Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody’s or CCC by Standard & Poor’s®. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund’s objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

The value of the Fund’s investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. Investors should note that interest rates are at, or near, historic lows. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody’s or BBB by Standard & Poor’s®). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser’s bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

This Fund Is Intended For

Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.

Premier Cash Reserve Fund

Goal

The Fund’s goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies

This is a money market fund. The Fund invests primarily in a diversified selection of high-quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve its goal, the Fund invests primarily in:

•	Short-term corporate obligations, including commercial paper, notes and bonds

•	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities

•	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	Repurchase agreements involving any of the securities mentioned above

The Fund also seeks to maintain a stable net asset value of $1.00 per share by:

•	Investing in securities which present minimal credit risk

•	Maintaining the average maturity of obligations held in the Fund’s portfolio at 90 days or less

Policies

Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks

The interest rates on short-term obligations held in the Fund’s portfolio will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. The ability of the Fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due, but this risk is lower than the Premier bond funds due to the shorter term of money market obligations. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For

Investors who seek a low-risk, relatively low-cost way to achieve current income through high-quality money market securities.

Investment Adviser

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the “Adviser”), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser manages $15.2 billion in mutual funds, separate accounts and pension assets. The Adviser is controlled by Transamerica Investment Services, Inc. (“TIS”), which previously managed the assets currently managed by the Adviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund;

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations; and

•	Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds (except the Index Fund) are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser’s senior officers.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

SSgA Funds Management, Inc. (“SSgA”) is a Massachusetts corporation and serves as investment adviser to the Master Fund. As of December 31, 2003, SSgA managed approximately $92 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.1 trillion in assets. SSgA’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Advisory Fees

For its services to the Funds, the Adviser receives an advisory fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar Funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.

Fund	First $1 Billion	Next $1 Billion	In Excess of $2 Billion
Premier Focus Fund	0.85%	0.82%	0.80%
Premier Equity Fund	0.85%	0.82%	0.80%
Premier Index Fund*	0.30%	0.30%	0.30%
Premier Growth Opportunities Fund	0.85%	0.82%	0.80%
Premier Core Equity Fund	0.75%	0.72%	0.70%
Premier Balanced Fund	0.75%	0.72%	0.70%
Premier Bond Fund	0.60%	0.57%	0.55%
Premier High Yield Bond Fund	0.55%	0.52%	0.50%
Premier Cash Reserve Fund	0.35%	0.35%	0.35%

*	The Advisory Fee shown for the Index Fund represents the fee payable to the Adviser in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Master Fund currently pays no fees to SSgA for its services.

For the fiscal year ended December 31, 2003 each fund paid the following management fee as a percentage of the fund’s average daily net assets after reimbursement and/or fee waivers (if applicable):

Fund	Percentage
Focus	0.85%
Equity	0.85%
Index	N/A
Growth Opportunities	0.85%
Core Equity	0.64%
Balanced	0.75%
Bond	0.60%
High Yield Bond	0.51%
Cash Reserve	0.07%

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

•	Custodian;

•	Legal;

•	Auditing;

•	Administration;

•	Registration fees and expenses; and

•	Fees and expenses of directors unaffiliated with the Investment Adviser.

The Adviser allocates the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.

Out of its own assets, and not out of the Funds’ assets, the Adviser (or its affiliates) may pay for distribution and for shareholder services with respect to the funds.

Fund Managers

The Managers for each of the Funds are listed below, followed by a brief biography for each Manager.

Fund and Fund Managers

Transamerica Premier Focus Fund

Christopher J. Bonavico Kenneth F. Broad Daniel J. Prislin	(Co-Portfolio Manager) (Co-Portfolio Manager) (Co-Portfolio Manager)
Transamerica Premier Equity Fund
Jeffrey S. Van Harte Gary U. Rollé Daniel J. Prislin	(Lead Portfolio Manager) (Portfolio Manager) (Portfolio Manager)
Transamerica Premier Growth Opportunities Fund
Christopher J. Bonavico Kenneth F. Broad	(Co-Portfolio Manager) (Co-Portfolio Manager)
Transamerica Premier Core Equity Fund
Daniel J. Prislin Gary U. Rollé Jeffrey S. Van Harte	(Co-Portfolio Manager) (Co-Portfolio Manager) (Portfolio Manager)
Transamerica Premier Balanced Fund
Gary U. Rollé Heidi Y. Hu Jeffrey S. Van Harte	(Lead Equity Portfolio Manager) (Lead Fixed Income Portfolio Manager) (Portfolio Manager)
Transamerica Premier Bond Fund
Heidi Y. Hu Peter O. Lopez	(Lead Portfolio Manager) (Portfolio Manager)
Transamerica Premier High Yield Bond Fund
Peter O. Lopez Edward S. Han	(Lead Portfolio Manager) (Portfolio Manager)
Transamerica Premier Cash Reserve Fund
Edward S. Han Patty Arrieta-Morales Greg Haendel	(Lead Portfolio Manager) (Co-Portfolio Manager) (Co-Portfolio Manager)

Patty Arrieta-Morales

Patty Arrieta-Morales is Money Market Trader for Transamerica Investment Management, LLC. She also has portfolio management responsibilities on the Transamerica money market products. Ms. Arrieta-Morales joined Transamerica in 1998 and has six years of investment experience. She holds a B.A. in accounting from California State University at Los Angeles.

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Bonavico is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined Transamerica in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Broad is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group. He joined Transamerica in 2000 and has eight years of investment experience. Mr. Broad holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

Edward S. Han

Vice President & Portfolio Manager

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and is secondary manager of the Transamerica Premier High Yield Bond Fund, another Transamerica Premier Fund. He also manages sub-advised funds and institutional separate accounts in the fixed income discipline. He joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Greg D. Haendel

Greg Haendel is Fixed Income Research Analyst at Transamerica Investment Management, LLC. He also has portfolio management responsibilities on the Transamerica money market products. Mr. Haendel joined Transamerica in 2003 and has six years of investment experience. Prior to joining Transamerica, he worked as a high yield intern for Metropolitan West Asset Management; as a fixed income intern for Lehman Brothers in London; as a mortgage-backed portfolio manager for Co-Bank in Colorado; and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in finance and accounting from The Anderson School at UCLA and received a B.A. in economics from Amherst College. He is currently a Chartered Financial Analyst Level II candidate.

Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu is the Lead Fixed Income Manager of the Transamerica Premier Balanced Fund and Lead Manager of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at Transamerica Investment Management, LLC. Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund, and he manages sub-advised funds and institutional accounts in the fixed-income discipline. Prior to joining Transamerica Investment Management, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.BA. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has ten years of experience in fixed-income analysis and is a CFA Level III candidate.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Prislin is the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining Transamerica, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined Transamerica in 1998 and has nine years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rollé is the Lead Equity Manager of the Transamerica Premier Balanced Fund and the Co-Manager of the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large-growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

ended

Sales Charges

Buying Shares

An investor who purchases Shares pays an initial sales charge at the time of purchase. As a result, the Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge (“CDSC”). Certain purchases qualify for reduced sales charges.

The public offering price is the net asset value plus a sales charge that varies depending on the size of your investment.

Investment Amount†
Sales Charge Per Fund	Under $50,000	$50,000 to $99,999	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
Premier Focus Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Growth Opportunities Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Equity Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Core Equity Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Index Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Balanced Fund	5.50%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%
Premier Bond Fund	5.00%*/4.99%**	4.00%/4.17%	3.25%/3.36%	2.50%/2.56%	1.75%/1.78%
Premier Cash Reserve Fund	None	None	None	None	None

*	Sales charge as a percentage of offering price.

**	Sales charge as a percentage of net amount invested

†	You must notify the transfer agent, your dealer or other financial intermediary if you qualify for use of the above-reduced rates. If you acquire shares directly from Transamerica Premier Funds, you must indicate on the purchase order that such purchase qualifies under any of the above provisions and must provide enough information to substantiate that claim. If you acquire shares through a dealer or other financial intermediary, you must inform them of any facts they may qualify a purchase for any of the above provisions, such as, for example, other holdings of Class A shares of the funds that you have directly with Transamerica Premier Funds or through other accounts with dealers or financial intermediaries.

SHAREHOLDER INFORMATION

Opening an Account

Fill out the New Account Application which is included in this prospectus.

IRAs and other retirement accounts require a different application, which you can request by calling 1-800-892-7587 or visiting www.transamericafunds.com. You can avoid future inconvenience by signing up for any services you think you may later use.

Transamerica Premier Funds or its agents may reject a request for purchase of shares at any time, in whole or in part.

Note: To help the government fight the funding of terrorism and money laundering activities, the USA PATRIOT ACT requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if applicable), residential address and social security number or taxpayer identification number. If you do not provide this information, your account will not be established. If Transamerica Premier Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated NAV.

Minimum Investment*

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Regular Accounts	$5,000	$100
Pension Plans, IRAs, or 529 Plans	$250	None
Uniform Gift to Minors (UGMA) or Transfer to Minors (UTMA)	$250	$50
Automatic Investment Plans	$100	$100

*The	Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

You may establish your account with $2,500 initial purchase if you also establish a $100 per month per fund Automatic Investment Plan.

By Mail:

•	Send your completed application and check (made payable to Transamerica Premier Funds) to P.O. Box 9035, Clearwater, FL 33758-9035. For overnight delivery: 570 Carillon Parkway, St. Petersburg, FL 33716.

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

Through an Authorized Dealer:

•	The dealer is responsible for opening your account and providing Transamerica Premier Funds with your taxpayer identification number. The minimum order from an authorized dealer is $5,000 for all funds.

BUYING AND SELLING SHARES

Buying Shares

To the extent authorized by law, Transamerica Premier Funds and each of the Funds reserves the right to discount issue offering shares at any time or to cease operating entirely.

By Check:

•	Make your check payable and send to Transamerica Premier Funds, P.O. Box 9035, Clearwater, FL 33758-9035.

•	For overnight delivery: 570 Carillon Parkway, St. Petersburg, FL 33716.

•	If you are opening a new account, send your completed application along with your check.

•	All checks must be made payable to Transamerica Premier Funds.

•	Transamerica Premier Funds does not accept money orders, traveler’s checks, credit card convenience checks or cash. Cashier checks and third-party checks may be accepted, subject to approval by Transamerica Premier Funds.

By Automatic Investment Plan:

•	With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Call or write Transamerica Premier Funds Customer Service to establish an AIP. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made.

By Telephone:

•	The electronic funds transfer privilege must be established in advance, when you open your account, or by adding this feature to your existing account. Select “Electronic Bank Link” on the application or write to Transamerica Premier. Funds can then be transferred electronically from your bank to Transamerica Premier Funds. Call Transamerica Premier Funds Customer Service to invest by phone, either through our automated phone system (1-800-892-7587), or by speaking directly with your representative. Due to your bank’s requirements, please allow up to 30 days to establish this option. Shares will be purchased via electronic funds when the money is received by Transamerica Premier Funds, usually 2–4 business days after the request. Shares will be purchased via electronic funds when the money is received by Transamerica Premier Funds, usually 2-4 business days after request.

•	Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

•	Transamerica Premier Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Through Authorized Dealers:

•	If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. The dealer’s bank may charge you for a wire transfer. (Transamerica Premier Funds currently does not charge for this service.) Transamerica Premier Funds must receive your payment within three business days after your order is accepted.

By Payroll Deduction:

You may have money transferred regularly from your payroll to your Transamerica Premier Funds account. Please instruct your employer’s payroll department to do so. Call Transamerica Premier Funds Customer Service (1-800-892-7587) to establish this deduction.

By Wire Transfer:

To make your initial or additional investments in the Funds by wiring money from your bank.

•	Send us your application form (if this is for your initial investment).

•	Instruct your bank to wire money to:

Bank of America, NA

Tampa, FL

ABA number 0260-0959-3

DDA number 5486005514

•	Specify on the wire:

a.	Transamerica Premier Funds;
b.	Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);
c.	Your account number; and
d.	Your name and address.

•	Wired funds are considered received by us when we receive the wire and all of the required information stated on the previous page.

•	If Transamerica Premier Funds receives your wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied all other needed information.

If your purchase transaction is canceled due to nonpayment or because it does not clear, you will be responsible for any loss a Fund incurs and you will be subject to a fee of $20. If you are an existing shareholder of any of the Funds, a Fund may redeem shares from your account in any of the Funds to reimburse the Fund for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

Selling Shares

To request your redemption and receive payment by:

Direct Deposit-ACH (Only for accounts that are not qualified retirement plans):

•	Call Transamerica Premier Funds Customer Service (1-800-892-7587) to verify that this feature is in place on your account. Maximum amount per day is the lesser of your balance or $50,000. Request an “ACH redemption” in writing, by phone, or by Internet access to your account. Payment should usually be received by your bank account 3-5 banking days after your request. Transamerica Premier Funds does not charge for this payment option. Certain IRAs and Qualified Plans may not be eligible for ACH redemptions.

Direct Deposit Wire:

•	Call Transamerica Premier Funds Customer Service (1-800-892-7587) to be sure this feature is in place on your account. Maximum amount per day is the lesser of your available balance or $50,000 (with a minimum of $1,000). Request an “Expedited Wire Redemption” in writing or by phone. Payment should be received by your bank account the next banking day after your request. Transamerica Premier charges $10 for this service. Your bank may charge a fee as well.

Check to the address of record:

•	Written Request: Send a letter requesting a withdrawal to Transamerica Premier Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to:

Transamerica	Premier Funds
P.O.	Box 9035
Clearwater,	FL 33758-9035
Attention: Redemptions

Be sure to include all account owners’ signatures and any additional documents, as well as a signature guarantee(s) if required.

•	Telephone or internet request: Call Transamerica Premier Funds Customer Service (1-800-892-7587) and make your request using the automated system (1-800-892-7587), by person-to-person, or by accessing your account on the Internet. Maximum amount per day is the lesser of your available balance or $50,000. Note, certain redemptions must be in writing.

•	Once a redemption has been requested, it is irrevocable and may not be modified or canceled.

If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be assessed; for Saturday delivery, a $30 overnight fee will be assessed.

For your protection, if pan address change was made within the last 10 days, Transamerica Premier Funds requires a redemption request in writing, signed and signature guaranteed by all shareholders.

Check to another party/address:

•	This request must be in writing, regardless of amount, with all account owners’ signatures guaranteed. Mail to: Transamerica Premier Funds. P.O. Box 9035, Clearwater FL 33758-9035, Attention: Redemption.

Systematic Withdrawal Plan (by direct deposit ACH—or check):

•	You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Transamerica Premier Funds Customer Service (1-800-892-7587) for assistance.

Through an Authorized Dealer:

•	You may redeem your shares through an authorized dealer. (They may impose a service charge.) Contact your Registered Representative or call Transamerica Premier Funds Customer Service (1-800-892-7587) for assistance.

By Exchange:

•	You may request an exchange in writing, by phone, or by accessing your account through the Internet.

•	You can exchange shares in one fund for shares in the same class of another fund without being charged a sales charge applicable to that Fund, except for exchanges to the Cash Reserve Fund Shares for Class A Shares of another fund (unless the Cash Reserve Fund Shares were acquired by an exchange from other Class A Shares).

•	The minimum exchange to a new account is $5,000 unless an automatic investment plan is established on the new account. If exchanging from an existing account into a new account with an automatic investment plan established, the minimum exchange will be $2,500. Lastly, if you want to exchange between existing accounts, the required minimum will be $1,000.

•	Prior to making exchanges into a Fund that you do not own, please read the prospectus carefully.

•	Once an exchange has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Your Request to Sell Your Shares and Receive Payment May Be Subject to:

•	the privileges or features established on your account such as a Systematic Withdrawal Plan (“SWP”) or telephone transactions.
•	the type of account you have, and if there is more than one owner.
•	the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee
•	a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances.
•	Purchases will be held at Transamerica Premier Funds for 15 calendar days for funds to clear before they are eligible for redemption. Certain exceptions may apply.
•	The telephone redemption option may be suspended or terminated at any time without advance notice.

Features and Policies

Large Redemptions

For redemptions greater than $250,000, the Company reserves the right to give you marketable securities instead of cash.

Telephone Transactions

Occasionally, Transamerica Premier Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach ATIS by telephone, please consider visiting www.transamericafunds.com or send in written instructions by mail.

Uncashed Checks Issued on Your Account

If any check issued by Transamerica Premier Funds is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value, next calculated after reinvestment. If applicable, it will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer accounts with balances below $5,000, Transamerica Premier reserves the right to close such accounts. However, Transamerica Premier will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

•	accounts opened within the preceding 24 months
•	accounts with an active monthly Automatic Investment Plan ($100 minimum per fund)

•	accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

•	UTMA/UGMA accounts

•	fiduciary accounts

Account Balance	Fee Assessment
If your balance is below $5,000	$25 fee assessed every year, until balance reaches $5,000

Signature Guarantee

•	A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

A signature guarantee is required if any of the following are applicable:

•	You request a redemption above $100,000.

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	You add or remove a shareholder from an account.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Check-Writing Service

(For shares of Transamerica Premier Cash Reserve Fund only).

If you would like to use the check-writing service, mark the appropriate box on the application or authorization form. Transamerica Premier Funds will send you checks when it receives these properly completed documents. Checks must be written for at least $250 and investments made by check or ACH must have been in your account for at least 15 days before you can write checks against them. A service fee of $10 applies for those checks written under $250. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day’s net asset value to cover the amount of the check. Checks presented against your account in an amount that exceeds your available balance will be returned for “insufficient funds” and your account will incur a $20 service fee. Due to dividends accruing on your account, it is not possible to determine your account’s value in advance so you should not write a check for the entire value or try to close your account by writing a check. A stop payment on a check may be requested for a $20 service fee. If you request that a checkbook be delivered overnight, you will incur a $20 service fee. The payment of funds is authorized by the signature(s) appearing on the Transamerica Premier Funds application or authorization form. Each signatory guarantees the genuineness of the other signatures.

The use of checks is subject to the rules of the Transamerica Premier Funds designated bank for its check-writing service. Transamerica Premier Funds has chosen UMB Bank n.a. as its designated bank for this service. UMB Bank n.a., or its bank affiliate (the Bank), is appointed agent by the person(s) signing the Transamerica Premier Funds application or authorization form (the Investor(s)) and, as agent, is authorized and directed upon presentment of checks to the Bank to transmit such checks to Transamerica Premier Funds as requests to redeem shares registered in the name of the Investor(s) in the amounts of such checks.

This check-writing service is subject to the applicable terms and restrictions, including charges, set forth in this prospectus. The Investor(s) agrees that he/she is subject to the rules, regulations, and laws governing check collection including the Uniform Commercial Code as enacted in the state of Missouri, pertaining to this check-writing service, as amended from time to time. The Bank and/or Transamerica Premier has the right not to honor checks presented to it and the right to change, modify or terminate this check-writing service at any time.

Pricing of Shares

Each Fund’s price (“NAV”) is calculated on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV of fund shares is not determined on days the NYSE is closed (generally New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If Transamerica Premier Funds receives your request in good order by regular closing time of the NYSE (usually 4:00 p.m. New York time), you will pay or receive that day’s NAV plus any applicable sales charges. If later, it will be priced based on the next day’s NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

E-mail Communication

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via email. For your protection, we ask that all transaction requests be submitted only via telephone, mail, or through the secure link on our website.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

Telephone Transactions

Transamerica Premier Funds and its transfer agent, AEGON/Transamerica Investor Services (“ATIS”), are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Premier Funds and ATIS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where Transamerica Premier Funds or ATIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. Transamerica Premier Funds has the right to modify the telephone redemption privilege at any time.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Premier Funds. Your financial professional will answer any questions that you may have regarding such fees.

Fiduciary (IRA) Account Maintenance Fees

Retirement accounts are subject to a custodial fee of $15 per fund/annually, with a maximum fee of $30 per Social Security Number. The fee is generally waived if the total of the retirement account’s(s’) value is more than $50,000.

Reinvestment Privilege

Within a 90-day period after you sell your shares, you have the right to “reinvest” your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. Send your written request to Transamerica Premier Funds along with your check for your reinvestment privileges.

Statements and Reports

Transamerica Premier Funds will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify Transamerica Premier Funds in writing within 90 days of any error or you will be deemed to have ratified the transaction as reported to you. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

A Historical Statement may be ordered for transactions of prior years.

Please retain your statement. If you require prior years’ statements, Transamerica Premier may charge $10 per year up to a maximum of $50.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

Share Certificates

Transamerica Premier Funds does not issue share certificates.

Class A Shares — Front Load

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) NOTE: You do not pay an initial sales charge on Class A Transamerica Premier Cash Reserve Fund purchases. There are 12b-1 distribution and service fees of up to 0.35% per year.

If you are investing $1 million or more (either as a lump sum or through any of the methods in this prospectus), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a 401(k) plan. Other substantial investments may enable you to purchase Class A shares at a reduced sales charge.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Transamerica Premier Board of Directors has approved policies that are designed to discourage market timing or excessive trading. If you intend to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The Funds generally will consider four or more exchanges between Funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the Funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the Funds discourage market timing and excessive short-term trading, the Funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the Funds’ restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

Waivers of Sales Charges

Purchases Not Subject to Sales Charges or Sales Chares (“CDSC”)

The Funds may sell shares without a sales charge or CDSC to:

a)	Current and retired Directors of the Funds; officers of the Funds; directors and current and retired U.S. full-time employees of Transamerica Occidental Life Insurance Company; Transamerica Investment Services, Inc. and Transamerica Investment Management, LLC, their parent corporation and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest.
b)	Employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Fund sold with a sales charge.
c)	Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Transamerica Premier Funds.
d)	Registered representatives and other employees of broker-dealers having sales agreements with AFSG; employees of financial institutions having sales agreements with AFSG or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under age 21.
e)	A trust department of any financial institution purchasing shares of the Funds in its capacity as trustee of any trust, if the value of the shares of the Funds purchased or held by all such trusts exceeds $1 million in the aggregate.
f)	‘Wrap accounts” maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with AFSG with respect to such accounts.
g)	Individual accounts and participants in employee benefit plan accounts that, prior to November 15, 2002, were held in accounts in the M Class of the Funds.

In addition, the Funds may issue their shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemption of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a Systematic Withdrawal Plan may also be redeemed each year without a CDSC.

You must notify the transfer agent, your dealer or other financial intermediary if you qualify for use of the reduced rates. If you acquired shares directly from Transamerica Premier Funds, you must indicate on the purchase order that such purchase qualifies under any of the above provisions and must provide enough information to substantiate that claim. If you acquired shares through a dealer or other financial intermediary, you must inform them of any fats that may qualify a purchase for any of the above provisions, such, for example, other holdings of Class a shares of the funds that you have directly with Transamerica Premier Funds or through other accounts with dealers or financial intermediaries.

Distribution of Shares

Distribution Plans

Transamerica Premier Funds has adopted a 12b-1 Plan of distribution for Class A shares in each fund in the series.

Distribution of Class A Shares. AFSG Securities Corporation (“AFSG”) receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually, which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares.

However, if the service fees rise, the distribution fee is lowered so that the total fees payable don’t exceed 0.35% annually.

Because these fees are paid out of the Fund assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost investors more than paying other types of sales charges. In case a Fund is closed to new investors or investments, distribution fees may still be paid under the Plan to compensate for past distribution efforts and ongoing services rendered to shareholders.

Underwriting Agreement

Transamerica Premier has an Underwriting Agreement with AFSG Securities Corporation (“AFSG”), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the Adviser and Transamerica Premier Funds. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFST, or its agent, fees for its services. Of the distribution and service fees it receives for Class A shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares.

Distributions and Taxes

Taxes on Distributions in General

Each fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although a fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. (See below for special rules applicable to particular funds.) If a fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year.

You normally will be taxed on distributions you receive from a fund, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. As a result, distributions from funds that invest primarily in debt securities, such as money market funds and bond funds, will not generally qualify for the 15% rate.

Each Fund will send you a tax report each year summarizing the amount of and the tax aspects of your distributions.

Taxes on the Sale or Exchange of Shares

If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year and otherwise short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

Note that money market funds typically maintain a stable net asset value of $1.00 per share. Assuming that is the case during the period when you own shares of Transamerica Premier Cash Reserve Fund, then you will typically not recognize gain or loss upon the sale, redemption, or exchange of shares of this fund.

Withholding Taxes

As with all mutual funds, a fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-Resident Alien Withholding

If you are a non-U.S. investor, your financial professional should determine whether fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from Transamerica Premier Funds. More information is provided in the SAI. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in Transamerica Premier Funds.

Summary of Bond Ratings

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk bonds.”

Investment Grade	Moody’s	Standard & Poor’s

Highest quality	Aaa	AAA
High quality	Aa	AA
Upper medium	A	A
Medium, speculative features	Baa	BBB

Lower Quality

Moderately speculative	Ba	BB
Speculative	B	B
Very speculative	Caa	CCC
Very high risk	Ca	CC
Highest risk, may not be paying interest	C	C
In arrears or default	C	D

Financial Highlights

The following information is intended to help you understand the Funds’ financial performance since their inception. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the last five fiscal years ended December 31, 2003, 2002, 2001, 2000 and 1999. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds’ performance in the annual report. See the back cover to find out how to get this report.

	Transamerica Premier Index Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$12.53	$16.34	$18.80	$21.37	$18.62

Operations
Net investment income[2]	0.19	0.16	0.17	0.27	0.30
Net realized and unrealized gain (loss) on investments	3.39	(3.82)	(2.47)	(2.25)	3.45

Total from investment operations	3.58	(3.66)	(2.30)	(1.98)	3.75

Dividends/Distributions to Shareholders
Net investment income	(0.17)	(0.15)	(0.16)	(0.27)	(0.25)
Net realized gains on investments	—	—	—	(0.32)	(0.75)

Total dividends/distributions	(0.17)	(0.15)	(0.16)	(0.59)	(1.00)

Net Asset Value
End of period	$15.94	$12.53	$16.34	$18.80	$21.37

Total Return[3]	28.50%	(22.41)%	(12.25)%	(9.33)%	20.31%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.50%	0.50%	0.50%	0.50%	0.50%
Before reimbursement/fee waiver	11.23%	6.76%	6.17%	6.05%	8.67%
Net investment income after reimbursement/fee waiver	1.40%	1.08%	1.02%	1.30%	1.47%
Portfolio turnover rate	N/A	13%[a]	14%	18%	22%
Net assets, end of period (in thousands)	$111	$460	$677	$713	$524

[1]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[2]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(1.24), $(0.75), $(0.79), $(0.89) and $(1.36) for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively. Per share net investment income has been determined on the basis of the average number of shares outstanding during each year.

[3]	Total return represents aggregate total return for each year.

[a]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2003. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

	Transamerica Premier Core Equity Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$8.84	$11.06	$12.09	$11.35	$10.59

Operations
Net investment loss[1]	(0.02)[a]	(0.02)[a]	(0.12)[a]	(0.12)[a]	(0.11)[a]
Net realized and unrealized gain (loss) on investments	2.30	(2.20)	(0.87)	1.33	0.87

Total from investment operations	2.28	(2.22)	(0.99)	1.21	0.76

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	(0.04)	(0.47)	—

Total dividends/distributions	—	—	(0.04)	(0.47)	—

Net Asset Value
End of period	$11.12	$8.84	$11.06	$12.09	$11.35

Total Return[2]	25.79%	(20.07)%	(8.20)%	10.65%	7.18%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.30%	1.30%	1.30%	1.30%	1.30%
Before reimbursement/fee waiver	2.37%	4.91%	16.31%	18.44%	67.64%
Net investment loss, after reimbursement/fee waiver	(0.16)%	(0.19)%	(1.01)%	(0.93)%	(0.99)%
Portfolio turnover rate	24%	72%	61%	52%	87%
Net assets, end of period (in thousands)	$6,938	$2,276	$264	$224	$87

	Transamerica Premier Equity Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$12.77	$16.93	$20.62	$31.88	$24.79

Operations
Net investment loss[1]	(0.09)[a]	(0.13)[a]	(0.21)	(0.43)[a]	(0.37)[a]
Net realized and unrealized gain (loss) on investments	3.98	(4.03)	(3.48)	(3.40)	8.39

Total from investment operations	3.89	(4.16)	(3.69)	(3.83)	8.02

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	—	(7.43)	(0.93)

Total dividends/distributions	—	—	—	(7.43)	(0.93)

Net Asset Value
End of period	$16.66	$12.77	$16.93	$20.62	$31.88

Total Return[2]	30.46%	(24.57)%	(17.90)%	(14.06)%	32.88%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.60%	1.60%	1.60%	1.60%	1.60%
Before reimbursement/fee waiver	1.78%	2.23%	7.32%	5.45%	18.56%
Net investment loss, after reimbursement/fee waiver	(0.64)%	(0.94)%	(1.23)%	(1.39)%	(1.33)%
Portfolio turnover rate	38%	34%	42%	40%	42%
Net assets, end of period (in thousands)	$23,271	$14,451	$598	$717	$530

[1]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.12), $(0.37), $(1.84), $(2.29) and $(7.21) for the Core Equity Fund and $(0.12), $(0.21), $(1.18), $(1.84) and $(5.01) for the Equity Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

[2]	Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

[a]	Per share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

	Transamerica Premier Focus FundÙ
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$9.87	$13.76	$19.16	$33.49	$22.41

Operations
Net investment loss[1]	(0.09)[a]	(0.12)[a]	(0.16)[a]	(0.45)[a]	(0.37)[a]
Net realized and unrealized gain (loss) on investments	4.01	(3.77)	(4.44)	(4.31)	12.36

Total from investment operations	3.92	(3.89)	(4.60)	(4.76)	11.99

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	(0.80)	(9.57)	(0.91)

Total dividends/distributions	—	—	(0.80)	(9.57)	(0.91)

Net Asset Value
End of period	$13.79	$9.87	$13.76	$19.16	$33.49

Total Return[2]	39.72%	(28.27)%	(24.03)%	(18.71)%	54.09%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.50%	1.50%	1.50%	1.50%	1.50%
Before reimbursement/fee waiver	2.28%	4.03%	7.19%	4.44%	8.63%
Net investment loss, after reimbursement/fee waiver	(0.76)%	(1.13)%	(0.99)%	(1.33)%	(1.43)%
Portfolio turnover rate	59%	43%	70%	65%	80%
Net assets, end of period (in thousands)	$5,979	$2,951	$605	$795	$778

	Transamerica Premier Growth Opportunities Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$12.58	$15.45	$20.68	$38.87	$21.99

Operations
Net investment loss[1]	(0.11)[a]	(0.16)[a]	(0.18)[a]	(0.52)[a]	(0.35)[a]
Net realized and unrealized gain (loss) on investments	4.40	(2.71)	(4.39)	(7.68)	20.27

Total from investment operations	4.29	(2.87)	(4.57)	(8.20)	19.92

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	(0.66)	(9.99)	(3.04)

Total dividends/distributions	—	—	(0.66)	(9.99)	(3.04)

Net Asset Value
End of period	$16.87	$12.58	$15.45	$20.68	$38.87

Total Return[2]	34.10%	(18.58)%	(22.12)%	(26.21)%	93.63%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.50%	1.50%	1.50%	1.50%	1.50%
Before reimbursement/fee waiver	2.06%	3.93%	7.11%	4.27%	9.86%
Net investment loss, after reimbursement/fee waiver	(0.72)%	(1.18)%	(1.18)%	(1.33)%	(1.26)%
Portfolio turnover rate	29%	37%	55%	78%	50%
Net assets, end of period (in thousands)	$9,328	$2,973	$680	$1,104	$1,062

Ù	On May 1, 2003, the name of the Fund changed from the Transamerica Premier Aggressive Growth Fund to the Transamerica Premier Focus Fund.

[1]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.17), $(0.39), $(1.05), $(1.46) and $(2.21) for the Focus Fund and $(0.19), $(0.50), $(1.06), $(1.63) and $(2.65) for the Growth Opportunities Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

[2]	Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

[a]	Per share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

	Transamerica Premier Balanced Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$16.55	$18.68	$20.06	$20.47	$19.25

Operations
Net investment income[1]	0.18 [a]	0.28 [a]	0.28	0.35 [a]	0.33 [a]
Net realized and unrealized gain (loss) on investments	3.61	(2.09)	(1.38)	1.60	2.39

Total from investment operations	3.79	(1.81)	(1.10)	1.95	2.72

Dividends/Distributions to Shareholders
Net investment income	(0.21)	(0.32)	(0.24)	(0.22)	(0.35)
Net realized gains on investments	—	—	(0.04)	(2.14)	(1.15)

Total dividends/distributions	(0.21)	(0.32)	(0.28)	(2.36)	(1.50)

Net Asset Value
End of period	$20.13	$16.55	$18.68	$20.06	$20.47

Total Return[2]	22.91%	(9.69)%	(5.51)%	(9.57)%	14.48%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.55%	1.55%	1.55%	1.55%	1.55%
Before reimbursement/fee waiver	1.73%	2.53%	10.47%	10.25%	17.18%
Net investment income, after reimbursement/fee waiver	0.98%	1.61%	1.41%	1.57%	1.65%
Portfolio turnover rate	39%	57%	77%	96%	61%
Net assets, end of period (in thousands)	$15,885	$7,828	$423	$398	$339

	Transamerica Premier Bond Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$9.05	$9.97	$9.86	$9.73	$10.40

Operations
Net investment income[1]	0.24 [a]	0.47 [a]	0.56	0.62	0.55
Net realized and unrealized gain (loss) on investments	0.27	(0.87)	0.32	0.12	(0.57)

Total from investment operations	0.51	(0.40)	0.88	0.74	(0.02)

Dividends/Distributions to Shareholders
Net investment income	(0.36)	(0.48)	(0.56)	(0.61)	(0.58)
Net realized gains on investments	—	(0.04)	(0.21)	—	(0.07)

Total dividends/distributions	(0.36)	(0.52)	(0.77)	(0.61)	(0.65)

Net Asset Value
End of period	$9.20	$9.05	$9.97	$9.86	$9.73

Total Return[2]	5.66%	(3.90)%	9.15%	7.89%	(0.22)%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%	1.40%	1.40%	1.40%	1.40%
Before reimbursement/fee waiver	2.13%	2.89%	13.28%	16.72%	26.13%
Net investment income, after reimbursement/fee waiver	2.62%	5.19%	5.25%	6.32%	5.82%
Portfolio turnover rate	179%	258%	442%	461%	301%
Net assets, end of period (in thousands)	$4,512	$4,356	$311	$261	$145

[1]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.14, $0.11, $(1.32), $(1.58) and $(2.79) for the Balanced Fund and $0.17, $0.34, $(0.66), $(0.88) and $(1.77) for the Bond Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

[2]	Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the year.

	Transamerica Premier Cash Reserve Fund
	Class A
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Operations
Net investment income[1]	0.01	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Total from investment operations	0.01	0.01	0.04	0.06	0.05

Dividends/Distributions to Shareholders
Net investment income	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)
Net realized gains on investments	—	—	—	—	—

Total dividends/distributions	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)

Net Asset Value
End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.57%	1.27%	3.76%	5.97%	4.68%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.60%	0.60%	0.60%	0.60%	0.60%
Before reimbursement/fee waiver	5.44%	2.96%	3.02%	2.98%	4.78%
Net investment income, after reimbursement/fee waiver	0.61%	1.28%	3.65%	5.84%	4.58%
Net assets, end of period (in thousands)	$62	$1,207	$1,658	$1,286	$819

[1]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.04), $(0.01), $0.01, $0.03 and $0.00 for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

[2]	Total return represents aggregate total return for each year. Performance shown does not include effects of any sales charges.

Additional Information and Assistance

This prospectus is intended for use with a defined benefit or other employer sponsored retirement plan. You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Funds’ performance and list their portfolio holdings and financial condition. The Annual Report also discusses the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period.

Statement of Additional Information (“SAI”)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (“SEC”) and incorporated by reference as part of the prospectus. You can obtain a copy of the SAI by requesting it from us.

To Obtain Information from Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587).

•	Option 1: to request annual/semi-annual report, SAI, and other literature and to ask questions about the Funds.

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week.

•	Option 3: shareholder service representative.

•	Write to Transamerica Premier Funds, P.O. Box 9035, Clearwater, FL 33758-9035.

•	E-mail us at PremierFunds@Transamerica.com.

•	Visit our web site at transamericafunds.com.

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI

•	Call 1-202-942-8090

•	Visit the SEC’s Internet web site at http://www.sec.gov

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 or send an electronic request to publicinfo@sec.gov for copies of these documents (requires you to pay a duplicating fee)

SEC file number: 811-09010

AFSG Securities Corporation, Distributor

1-800-89-ASKUS (1-800-892-7587)

[LOGO]

AFSG Securities Corporation, Distributor

PROSPECTUS
INVESTOR CLASS SHARES

MAY 1, 2004

TRANSAMERICA
PREMIER FUNDS

Transamerica Premier Funds Prospectus – Investor Shares

TRANSAMERICA PREMIER FUNDS – INVESTOR SHARES

Prospectus: May 1, 2004

Equity Funds

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Combined Equity & Fixed Income Fund

Transamerica Premier Balanced Fund

Fixed Income Funds

Transamerica Premier Bond Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

Not FDIC Insured	May lose value

No bank guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica Premier Funds Prospectus – Investor Shares

The Funds at a Glance	Transamerica Premier Funds Prospectus – Investor Shares

THE FUNDS AT A GLANCE

The following is a summary of each Fund’s goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC (“TIM” or “Investment Adviser”).

The performance shown for each Fund assumes reinvestment of dividends. TIM compares each Fund’s performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indices. The performance data for the indices do not indicate the past or future performance of any Fund. Absent fee waivers and limitations of Fund expenses, the performance data shown would have been lower.

Transamerica Premier Focus Fund

The Fund seeks to maximize long-term growth.

It invests primarily in domestic equity securities that, in the Investment Adviser’s opinion, are trading at a material discount to intrinsic value. Intrinsic value is determined primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The Fund generally invests in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund, and may hold 20 or fewer positions. In the Adviser’s opinion, a concentrated portfolio provides the potential for superior long-term capital appreciation because assets are focused in securities deemed by the Adviser to have the most favorable risk-reward characteristics.

In the event the Adviser is unable to identify any investments that meet the Fund’s criteria, the Fund will maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than other Premier equity funds, the poor results of one company can have a greater negative impact on the Fund’s performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  43.17% for quarter ended 12/31/98

Worst calendar quarter:  (27.55)% for quarter ended 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception***

Premier Focus Fund

Return Before Taxes	39.54%	(0.87)%	12.46%

Return After Taxes on Distributions**	39.54%	(2.40)%	11.12%

Return After Taxes on Distributions and sale of fund shares**	25.70%	(0.69)%	11.08%

S&P 500® Index†	28.67%	(0.57)%	1.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Commencement of operations was July 1, 1997.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.

It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. The Investment Adviser looks for companies it considers to be premier companies that are undervalued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. We typically concentrate the Fund’s holdings in fewer than 50 well- researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  29.80% for quarter ended 12/31/99

Worst calendar quarter:  (18.69)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception***

Premier Equity Fund

Return Before Taxes	30.70%	(1.34)%	10.85%

Return After Taxes on Distributions**	30.70%	(2.46)%	10.05%

Return After Taxes on Distributions and sale of fund shares**	19.96%	(1.19)%	9.69%

S&P 500® Index†	28.67%	(0.57)%	1.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Inception date—10/02/95.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation.

It attempts to reproduce the overall investment characteristics of the S&P 500® Index by investing its investable assets in the State Street Equity 500 Index Portfolio (the “Master Fund”), a series of the State Street Master Funds (the “Master Trust”). The Master Fund has the same investment objective as the Fund and investment policies that are substantially similar to those of the Fund. In no event will the Fund invest less than 80% of its total assets in the S&P 500® Index under normal market conditions. Shareholders will receive 60 days’ notice prior to changing the 80% investment policy.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund’s wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  21.11% for quarter ended 12/31/98

Worst calendar quarter:  (17.31)% for quarter ended 9/30/02

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception***

Premier Index Fund

Return Before Taxes	28.33%	(0.75)%	9.62%

Return After Taxes on Distributions**	27.82%	(1.54)%	8.27%

Return After Taxes on Distributions and sale of fund shares**	18.41%	(1.04)%	7.75%

S&P 500® Index†	28.67%	(0.57)%	1.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Inception date—10/02/95.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Growth Opportunities Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations of no more than $5 billion at the time of purchase.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. The Investment Adviser typically concentrates the Fund’s holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter: 53.56% for quarter ended 12/31/99

Worst calendar quarter: (36.17)% for quarter ended 03/31/01

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception***

Premier Growth Opportunities Fund

Return Before Taxes	33.88%	4.07%	16.82%

Return After Taxes on Distributions**	33.88%	2.22%	15.15%

Return After Taxes on Distributions and sale of fund shares**	22.03%	3.32%	14.83%

Russell 2500 Growth Index†	46.31%	3.83%	3.00%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Commencement of operations was 7/1/97.

†	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2500 Index measures the performance of the 2,500 smallest companies (approximately 17%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Core Equity Fund

The Fund seeks to maximize capital appreciation.

It uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. At least 80% of the Fund’s assets will be invested in a diversified portfolio of domestic equity securities. The Fund typically concentrates its holdings in fewer than 60 well-researched companies.

Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on stock market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter: 16.18% for quarter ended 03/31/00

Worst calendar quarter: (18.46)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception***

Premier Core Equity Fund

Return Before Taxes	25.93%	1.91%	2.73%

Return After Taxes on Distributions**	25.93%	1.72%	2.54%

Return After Taxes on Distributions and sale of fund shares**	16.85%	1.58%	2.31%

S&P 500® Index†	28.67%	(0.57)%	1.10%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Commencement of operations was April 1, 1998.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in core equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. The value of the fixed-income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter: 21.75% for quarter ended 06/30/97

Worst calendar quarter: (9.94)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception***

Premier Balanced Fund

Return Before Taxes	23.20%	5.98%	13.10%

Return After Taxes on Distributions**	22.71%	4.67%	11.96%

Return After Taxes on Distributions and sale of fund shares**	15.08%	4.53%	11.21%

S&P 500® Index†	28.67%	(0.57)%	1.10%

Lehman Brothers U.S. Government/Credit Index††	4.67%	6.66%	6.99%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Inception Date—10/02/95.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks.

††	The Lehman Brothers U.S. Government/Credit Index is a broad-based, unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity.

These Indices do not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s and BBB or higher by Standard & Poor’s (see Summary of Bond Ratings). The Investment Adviser looks for bonds with strong credit characteristics and additional returns as bond prices increase.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based index of bond market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  7.80% for quarter ended 12/31/02

Worst calendar quarter:  (5.32)% for quarter ended 06/30/02

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception***

Premier Bond Fund

Return Before Taxes	5.87%	3.72%	5.32%

Return After Taxes on Distributions**	4.42%	1.33%	2.85%

Return After Taxes on Distributions and sale of fund shares**	3.80%	1.68%	3.03%

Lehman Brothers U.S. Government/Credit Bond Index††	4.67%	6.66%	6.99%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Inception Date—10/02/95.

††	The Lehman Brothers U.S. Government/Credit Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier High Yield Bond Fund

The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

It generally invests at least 80% of its assets in a diversified selection of lower-rated bonds, commonly known as “junk bonds.” These are bonds rated below Baa by Moody’s or below BBB by Standard & Poor’s (see Summary of Bond Ratings). The Investment Adviser seeks bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher-rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long-term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of high yield bond market performance. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  6.49% for quarter ended 06/30/03

Worst calendar quarter:  (5.54)% for quarter ended 12/31/00

Average Annual Total Returns (as of 12/31/03)*

	1 year	5 years	Inception***

Premier High Yield Bond Fund

Return Before Taxes	18.76%	4.54%	4.23%

Return After Taxes on Distributions**	15.65%	1.08%	0.78%

Return After Taxes on Distributions and sale of fund shares**	12.04%	1.69%	1.42%

Merrill Lynch High Yield, Cash Pay, BB-B Rated Index†	22.85%	5.28%	4.78%

Merrill Lynch U.S. High Yield Cash Pay Index††	27.23%	5.47%	4.81%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Inception date - 7/01/98.

†	The Merrill Lynch High Yield, Cash Pay, BB-B Rated Index is an unmanaged index comprised of the value-weighted measure of approximately 1,500 BB and B rated bonds.

††	The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged portfolio constructed to mirror the public high-yield debt market

These	indices do not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. The Investment Adviser looks for securities with minimal credit risk. The Fund maintains an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund’s performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due . To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low-cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year. Annual returns, best and worst quarters, and average annual total returns are shown over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  2.96% for quarter ended 06/30/2000

Worst calendar quarter:  0.21% for quarter ended 09/30/2003

Average Annual Total Returns Since Inception (as of 12/31/03)*

	1 year	5 years	Since Inception***

Premier Cash Reserve Fund

Return Before Taxes	0.92%	3.59%	4.31%

The iMoneyNet Money Fund Report†	0.49%	3.09%	3.82%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The seven-day current and effective yields were 0.84% and 0.84% for the Investor Class, respectively, as of December 31, 2003. You can get the seven-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.
***	Inception Date—10/2/95.

†	iMoney Net™ (formerly IBC’s Money Fund Report™)—All taxable. First Tier is a composite of all taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares	Fees and Expenses

FEES AND EXPENSES

There is no sales charge (load) or other transaction fees for the Funds that you pay directly. However, investors do pay fees and expenses incurred by each Fund.

Annual Fund Operating Expenses (as a percent of average net assets)

Transamerica Premier Funds	Short-Term Redemption Fee†	Management Fee		Distribution (12b-1) Fee	Other Expenses	Total Operating Expenses		Expense Reduction	Net Operating Expenses

Focus	2.00%	0.85%		0.25%	0.44%	1.54%		0.14%	1.40%
Equity	2.00%	0.85%		0.25%	0.33%	1.43%		—	1.43%
Index	None	0.045%	[1]	0.10%	0.485%	0.63%	[2]	0.38%	0.25%
Growth Opportunities	2.00%	0.85%		0.25%	0.37%	1.47%		0.07%	1.40%
Core Equity	2.00%	0.74%		0.25%	0.81%	1.80%		0.60%	1.20%
Balanced	None	0.75%		0.25%	0.29%	1.29%		—	1.29%
Bond	None	0.60%		0.25%	0.54%	1.39%		0.90%	1.30%
High Yield Bond	None	0.55%		0.25%	0.84%	1.64%		0.74%	0.90%
Cash Reserve	None	0.35%		0.10%	0.43%	0.88%		0.63%	0.25%

A $25 fee is assessed every year an account is open for over 2 years that is below a minimum balance of $5,000.

In addition, a $10 fee is charged to investors who redeem their shares through the “Expedited Wire Redemption” feature offered to them (see the section titled “Buying and Selling Shares” in the Shareholder Information part of this prospectus.

Example

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses with waivers and reimbursements. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Investment Period
Transamerica Premier Funds	1 Year	3 Years	5 Years	10 Years

Focus	$143	$473	$826	$1,823
Equity	$146	$452	$782	$1,713
Index[3]	$26	$163	$314	$750
Growth Opportunities	$143	$458	$796	$1,751
Core Equity	$122	$508	$919	$2,067
Balanced	$131	$409	$708	$1,556
Bond	$132	$431	$752	$1,661
High Yield Bond	$92	$445	$822	$1,881
Cash Reserve	$26	$218	$426	$1,026

The Fund’s total operating expenses above include the maximum adviser fees, maximum 12(b)-1 fees and other expenses that the Fund paid during 2003. However, during 2003, fee waivers and/or expense reimbursements were in place for some of the Funds as follows:
Focus = 1.40%; Equity = 1.50%; Growth Opportunities = 1.40%; Index* = 0.25%; Balanced =1.45%; Core Equity = 1.20%; Bond = 1.30%; High Yield Bond = 0.90%; and Cash Reserve = 0.25%. The Adviser has agreed to continue to waive part of its Adviser Fee, the Distributor has agreed to continue to waive the distribution fee for Cash Reserve Fund only, and the Adviser has agreed to reimburse any other operating expenses to ensure that annualized expenses for the Funds (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed these caps. These measures will increase the Funds’ returns. The Adviser may, from time to time, assume additional expenses. The fee waivers and expense assumptions may be terminated at any time without notice.

[1]	This fee represents the total fees paid by the Master Fund of the Master Trust.

[2]	This fee represents the total expenses of both the Fund and the Master Fund.

[3]	The example includes the total expenses of both the Fund and the Master Fund.

†	The redemption fee will be charged for shares of the respective funds purchased on or after October 1, 2003, that are sold or exchanged within 90 days of the purchase. Exemptions to the redemption fee include: 1) shares purchased on or before September 30, 2003; 2) shares purchased through reinvested distributions (dividends and/or capital gains); 3) shares purchased within 401(k) and other employer-sponsored retirement plans. The Funds reserve the right to waive the redemption fee in special situation where we believe such a waiver is warranted. For the purpose of determining whether the redemption fee applies, the shares held the longest will be redeemed first. The fee will be deducted from the redemption proceeds that result from the order to exchange or sell. The Funds will retain the redemption fees to help offset costs associated with fluctuations in the Funds’ asset levels.

*	The Fund’s total operating expenses reflect the costs associated with investing substantially all of its assets in the Master Fund and are estimates based on the current fees.

Transamerica Premier Funds in Detail	Transamerica Premier Funds Prospectus – Investor Shares

TRANSAMERICA PREMIER FUNDS IN DETAIL

The following expands on the strategies, policies and risks described in The Funds at a Glance. Unless expressly designated as “fundamental,” all policies and procedures of the Funds may be changed by Transamerica Premier’s Board of Directors without shareholder approval.

PREMIER FOCUS FUND

Ticker Symbol, Investor Shares: TPAGX

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

The Investment Adviser’s equity management team selects U.S. companies showing:

•	Strong potential for shareholder value creation

•	High barriers to competition

•	Solid free cash flow generating ability

•	Excellent capital allocation discipline

•	Experienced management aligned with shareholder interests

The Investment Adviser seeks out dominant business franchises, where the long-term value-creating potential has not fully been recognized by the market.

Policies

The Investment Adviser generally invests its assets in a non-diversified portfolio of equity securities of U.S. companies. The Investment Adviser selects these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest up to 40% of assets in cash or cash equivalents for extended periods when the Adviser is unable to identify investments that meet the Fund’s criteria .

Risks

Since the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Since the Fund may hold as much as 40% in cash or cash equivalents from time to time, it may not perform as favorably as a fund which is invested more fully.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER EQUITY FUND

Ticker Symbol, Investor Shares: TEQUX

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It focuses on identifying fundamental change in its early stages and investing in premier companies. The Investment Adviser believes in long-term investing and does not attempt to time the market. The Fund’s portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a premier company in the Investment Adviser’s opinion.

The Investment Adviser buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies have many or all of these features:

•	Shareholder-oriented management

•	Dominance in market share

•	Cost production advantages

•	Self-financed growth

•	Attractive reinvestment opportunities

Policies

The Fund generally invest at least 80% of the Fund’s assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER INDEX FUND

Ticker Symbol, Investor Shares: TPIIX

Goal

The Fund’s goal is to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index.

Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Fund of the Master Trust. In reviewing the investment objective and policies of the Fund, you should assume that the investment objective and policies of the Master Fund are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund). There is no assurance that the Fund will achieve its investment objective.

The Fund generally purchases common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, the Fund also invests in futures and options with returns linked to the S&P 500® Index, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500® Index as closely as possible. The correlation between the performance of the Fund and the S&P 500® Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

Policies

The Fund intends to invest in all 500 stocks comprising the S&P 500® Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the S&P 500® Index in a proportion expected by the Investment Adviser to match generally the performance of the Index. In addition, from time to time stocks are added to or removed from the S&P 500® Index. The Fund may sell stocks that are represented in the S&P 500® Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal or addition to the Index.

The S&P 500® Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor’s Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500® Index, such as S&P 500® Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500® Index and to offset transaction costs and other expenses.

Risks

This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500®. The performance of the Fund will reflect the performance of the S&P 500® Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index’s performance will be impeded by these expenses.

This Fund is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please note: Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Master Fund adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER GROWTH OPPORTUNITIES

Ticker Symbol, Investor Shares: TPSCX

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Companies with small- to medium-capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, the equity management team selects stocks issued by small- to medium-U.S. companies which show:

•	Strong potential for steady growth

•	High barriers to competition

•	Experienced management incentivized along shareholder interests

The Investment Adviser seeks out, in its opinion, the industry leaders of tomorrow and invests in them today. It look for companies with exceptional management and bright prospects for their products and markets.

Policies

The Fund generally invest at least 80% of its in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small- to medium-sized companies. Small- to medium-sized companies are those whose market capitalization are no more than $5 billion at the time of purchase.

The Fund may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small to medium companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with small- to medium-sized asset bases are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small and medium companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER CORE EQUITY

Ticker Symbol, Investor Shares: TPVIX

Goal

The Fund’s goal is to maximize capital appreciation.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focus on researching individual companies. The Fund’s portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a viable investment.

The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term above-average rate of return. In projecting free cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team

•	the company’s ability to earn returns on capital in excess of the cost of capital

•	competitive barriers to entry

•	the financial condition of the company.

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

To achieve the Fund’s goal, the Investment Adviser may invest in securities issued by companies of all sizes. Generally, however it will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

The Investment Adviser typically concentrates the Fund’s holdings in fewer than 60 well-researched companies.

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER BALANCED FUND

Ticker Symbol, Investor Shares: TBAIX

Goal

The Fund’s goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies

To achieve its goal, the Investment Adviser invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser’s equity and fixed-income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The Fund’s portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Equity Investments – The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term, above average rate of return. In projecting free cash flows and determining earnings potential, it uses multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

The Investment Adviser takes a long-term approach to investing and view each investment in a company as owning a piece of the business.

Fixed Income Investments – The Adviser’s bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund’s total assets, with the remaining 30% to 40% of the Fund’s assets primarily invested in high quality bonds with maturities of less than 30 years. The Fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund’s assets. At times, it may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium- and smaller-size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation. The value of any of the Fund’s bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class’ contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER BOND FUND

Ticker Symbol, Investor Shares: TPBIX

Goal

The Fund’s goal is to achieve high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching the issuers. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve the Fund’s goal, the Investment Adviser’s bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.

•	Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

The Investment Adviser invests at least 80% of the Fund’s assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P®). Moody’s and S&P® are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. The Fund may also invest up to 20% of its assets in lower-rated securities, which are commonly referred to as “high yield” or “junk” bonds. Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P®. It may also invest in unrated securities of similar quality, based on the Investment Adviser’s analysis of those securities. The Fund’s investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer-term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer-term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short-term bonds. While lower-rated bonds make up a much smaller percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings. Investors should note that interest rates are at, or near, historic lows.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities.

This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER HIGH YIELD BOND FUND

Ticker Symbol, Investor Shares: THYBX

Goal

The Fund’s goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve the Fund’s goal, the Investment Adviser’s fixed income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations;

•	Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal; and

•	Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation.

Policies

The Investment Adviser generally invests at least 80% of this Fund’s assets in a diversified portfolio of high-yield, below-investment-grade debt securities commonly referred to as “junk bonds.” Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody’s or CCC by Standard & Poor’s. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund’s objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

The value of the Fund’s investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. Investors should note that interest rates are at, or near, historic lows. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody’s or BBB by Standard & Poor’s). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser’s bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

This Fund Is Intended For

Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER CASH RESERVE FUND

Ticker Symbol, Investor Shares: TPCXX

Goal

The Fund’s goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies

This is a money market fund. The Fund invests primarily in a diversified selection of high-quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve its goal, the Fund invests primarily in:

•	Short-term corporate obligations, including commercial paper, notes and bonds

•	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities

•	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	Repurchase agreements involving any of the securities mentioned above

The Fund also seeks to maintain a stable net asset value of $1.00 per share by:

•	Investing in securities which present minimal credit risk

•	Maintaining the average maturity of obligations held in the Fund’s portfolio at 90 days or less

Policies

Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks

The interest rates on short-term obligations held in the Fund’s portfolio will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. The ability of the Fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due, but this risk is lower than the Premier bond funds due to the shorter term of money market obligations. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For

Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

Transamerica Premier Funds Prospectus – Investor Shares

INVESTMENT ADVISER

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the “Investment Adviser”), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser manages $15.2 billion in mutual funds, separate accounts and pension assets. The Adviser is controlled by Transamerica Investment Services, Inc. (“TIS”), which previously managed the assets currently managed by the Adviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund;

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations; and

•	Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. Other managers take responsibility in the absence of the team leaders. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser’s senior officers.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

SSgA Funds Management, Inc. (“SSgA”) is a Massachusetts corporation and serves as investment adviser to the Master Fund. As of December 31, 2003, SSgA managed approximately $92 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.1 trillion in assets. SSgA’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Advisory Fees

For its services to the Funds, the Adviser receives an advisory fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.

Fund	First $1 Billion	Next $1 Billion	In Excess of $2 Billion

Focus	0.85%	0.82%	0.80%
Equity	0.85%	0.82%	0.80%
Index*	0.30%	0.30%	0.30%
Growth Opportunities	0.85%	0.82%	0.80%
Core Equity	0.75%	0.72%	0.70%
Balanced	0.75%	0.72%	0.70%
Bond	0.60%	0.57%	0.55%
High Yield Bond	0.55%	0.52%	0.50%
Cash Reserve	0.35%	0.35%	0.35%

*	The Advisory Fee shown for the Index Fund represents the fee payable to the Adviser in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Master Fund currently pays no fees SSgA for its services.

For the fiscal year ended December 31, 2003, each fund paid the following management fee as a percentage of the fund’s average daily net assets, after reimbursement and/or fee waivers (if applicable):

Fund	Percentage

Focus	0.85%
Equity	0.85%
Index	0.00%
Growth Opportunities	0.85%
Core Equity	0.64%
Balanced	0.75%
Bond	0.60%
High Yield Bond	0.51%
Cash Reserve	0.07%

Transamerica Premier Funds Prospectus – Investor Shares

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

•	Custodian;

•	Legal;

•	Auditing;

•	Administration;

•	Registration fees and expenses; and

•	Fees and expenses of directors unaffiliated with the Investment Adviser.

The Investment Adviser allocates the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.

Out of its own assets, and not out of the Funds’ assets, the Adviser (or its affiliates) may pay for distribution and for shareholder services with respect to the Funds.

Fund Managers

The Managers for each of the Funds are listed below, followed by a brief biography for each Manager.

Fund and Fund Managers
Transamerica Premier Focus Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Daniel J. Prislin	(Co-Portfolio Manager)
Transamerica Premier Equity Fund
Jeffrey S. Van Harte	(Lead Portfolio Manager)
Gary U. Rollé	(Portfolio Manager)
Daniel J. Prislin	(Portfolio Manager)
Transamerica Premier Growth Opportunities Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Transamerica Premier Core Equity Fund
Daniel J. Prislin	(Co-Portfolio Manager)
Gary U. Rollé	(Co-Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Balanced Fund
Gary U. Rollé	(Lead Equity Portfolio Manager)
Heidi Y. Hu	(Lead Fixed Income Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Bond Fund
Heidi Y. Hu	(Lead Portfolio Manager)
Peter O. Lopez	(Portfolio Manager)

Transamerica Premier High Yield Bond Fund
Peter O. Lopez	(Lead Portfolio Manager)
Edward S. Han	(Portfolio Manager)
Transamerica Premier Cash Reserve Fund
Edward S. Han	(Lead Portfolio Manager)
Patty Arrieta-Morales	(Co-Portfolio Manager)
Greg Haendel	(Co-Portfolio Manager)

Patty Arrieta-Morales

Patty Arrieta-Morales is Money Market Trader for Transamerica Investment Management, LLC. She also has portfolio management responsibilities on the Transamerica money market products. Ms. Arrieta-Morales joined Transamerica in 1998 and has six years of investment experience. She holds a B.S. in accounting from California State University at Los Angeles.

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Bonavico is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined Transamerica in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Broad is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group. He joined Transamerica in 2000 and has eight years of investment experience. Mr. Broad holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

Edward S. Han

Vice President & Portfolio Manager

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and is

Transamerica Premier Funds Prospectus – Investor Shares

secondary manager of Transamerica Premier High Yield Bond Fund, another Transamerica Premier Fund. He also manages sub-advised funds and institutional separate accounts in the fixed income discipline. He joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Greg D. Haendel

Greg Haendel is Fixed Income Research Analyst at Transamerica Investment Management, LLC. He also has portfolio management responsibilities on the Transamerica money market products. Mr. Haendel joined Transamerica in 2003 and has six years of investment experience. Prior to joining Transamerica, he worked as a high yield intern for Metropolitan West Asset Management; as a fixed income intern for Lehman Brothers in London; as a mortgage-backed portfolio manager for Co-Bank in Colorado; and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in finance and accounting from the The Anderson School at UCLA and received a B.A. in economics from Amherst College. He is currently a Chartered Financial Analyst Level II candidate.

Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu is the Lead Fixed Income Manager of the Transamerica Premier Balanced Fund and Lead Manager of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at Transamerica Investment Management, LLC. Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund, and he manages sub-advised funds and institutional accounts in the fixed-income discipline. Prior to joining Transamerica Investment Management, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed income analysis and is a CFA Level III candidate.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Prislin is the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining Transamerica, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined Transamerica in 1998 and has nine years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rollé is the Lead Equity Manager of the Transamerica Premier Balanced Fund and the Co-Manager of the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

SHAREHOLDER SERVICES

Transamerica Premier Funds has made opening an account, investing in shares and account management as easy and efficient as possible. For your convenience, it also provides a complete range of services to meet your investment and financial transaction needs.

Transamerica Premier Funds Prospectus – Investor Shares

To Open Your Account, All You Need To Do Is:

•	Complete the application;

•	Enclose a check for the amount you want to invest; and

•	Mail these two items to:

Transamerica Premier Funds
P.O. Box 9035
Clearwater, FL 33758-9035.

Minimum Investment*

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment

Regular Accounts	$1,000	$50
Pension Plans, IRAs, or 529 Plans	$250	None
Uniform Gift to Minors (UGMA) or Transfer to Minors (UTMA)	$250	$50
Automatic Investment Plans	$50	$50

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Note: To help the government fight the funding of terrorism and money laundering activities, the USA PATRIOT ACT requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if applicable), residential address and Social Security Number or Taxpayer Identification Number. If you do not provide this information, your account will not be established. If Transamerica Premier cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated NAV.

Transamerica Premier will not accept money orders, travelers’ checks, credit card convenience checks or cash. Cashier checks and third-party checks may be accepted, subject to approval by Transamerica Premier Funds.

BUYING SHARES

To the extent authorized by law, Transamerica Premier Equity Funds and each of the Funds reserves the right to discontinue offering shares at any time or to cease operations entirely.

By Mail

For additional investments in the Funds of your choice.

•	Fill out an investment coupon from a previous confirmation statement; or

•	Indicate on your check or a separate piece of paper your name, address and account number; and

•	Mail it to:

Transamerica Premier Funds
P.O. Box 9035
Clearwater, FL 33758-9035.

•	All investments made by check should be in U.S. dollars and made payable to Transamerica Premier Funds.

•	In the case of a retirement account, the check should be made payable to, Transamerica Premier Funds.

•	When you make investments by check or automatic investment plan, you must wait 15 calendar days before you can redeem that investment.

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

By Automatic Investment Plan

For regular monthly investments from your bank account or other source to the Fund(s) of your choice:

•	Select this service when you fill out your application;

•	Choose any day between the 3rd and 28th of the month to invest; and

•	Choose any amount you want to invest in each Fund ($50 minimum per Fund per month).

•	You can change the date or amount of your monthly investment, or cancel your Automatic Investment Plan, at any time by letter or telephone.

By Telephone

To make periodic electronic transfers from your designated bank account.

•	Select this service when you fill out your application.

•	When you want to buy shares, call 1-800-89-ASK-US (1-800-892-7587):

•	Option 2 for PremierQuote automated system, or

•	Option 3 for a service representative.

•	Shares will be purchased via electronic funds when the money is secured by Transamerica Premier Funds, usually 2-4 business days after request.

•	Transamerica Premier Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Funds accepts all telephone instructions it reasonably believes to be accurate and genuine. It will take reasonable precautions to make sure that such instructions are genuine. Positively identifying customers, tape recording telephone instructions, and providing written confirmations are precautions we may take to provide a reasonable level of assurance that telephonic purchases are genuine.

•	Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

By Wire

To make your initial or additional investments in the Funds by wiring money from your bank.

•	Send us your application form (if this is for your initial investment).

•	Instruct your bank to wire money to:

Bank of America, NA
Tampa, FL
ABA number 0260-0959-3
DDA number 5486005514.

•	Specify on the wire:

a.	Transamerica Premier Funds;

b.	Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);

c.	Your account number; and

d.	Your name and address.

•	Wired funds are considered received by us when we receive the wire and all of the required information stated on the previous page.

•	If Transamerica Premier Funds receives your wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied all other needed information.

Online

•	You may buy shares online at www.transamericafunds.com.

GENERAL INFORMATION ABOUT BUYING SHARES

•	Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned.

•	The price you pay for your shares will be the next determined net asset value after your purchase order and all required information is received.

•	Transamerica Premier Funds reserves the right to reject any application or investment. There may be circumstances when it will not accept new investments in one or more of the Funds.

•	If you have a securities dealer, bank, or other financial institution handle your transactions with us, you may be charged a fee by them.

SELLING SHARES

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time. You’ll receive the net asset value of your redemption after we receive your request, assuming all requirements have been met.

By Mail

Your written instructions to us to sell shares can be in either of these forms:

•	By letter; or

•	By assignment form or other authorization granting legal power to other individuals to sell your Fund shares.

•	Once a redemption has been mailed, it is irrevocable and may not be modified or canceled.

•	If the amount redeemed is over $100,000, all registered owners must sign a written request and all signatures must be guaranteed. Signature guarantees can usually be provided by securities brokers or dealers, securities exchanges, banks, savings and loan companies and credit unions. Please note that notary publics do not provide this service.

By Telephone

If you’ve authorized telephone redemption privileges with Transamerica Premier Funds in writing, you can sell your shares over the telephone.

•	Call 1-800-89-ASK-US (1-800-892-7587):

•	Option 2 to redeem via PremierQuote; or

•	Option 3 to talk to a service representative;

•

Transamerica Premier Funds accepts all telephone instructions we reasonably believe to be accurate and genuine. It will take reasonable precautions to make sure that such instructions are genuine. Positively identifying customers, tape recording telephone instructions and providing written confirmations of telephonic redemptions are precautions we may take to provide a

Transamerica Premier Funds Prospectus – Investor Shares

reasonable level of assurance that telephone redemptions are genuine.

•	The telephone redemption request option may be suspended or terminated at any time without advance notice.

•	Once a redemption has been received by telephone, it is irrevocable and may not be modified or canceled.

Check-Writing

This option is only available for shareholders of the Transamerica Premier Cash Reserve Fund.

•	To be eligible for this privilege, you must complete the Check writing Signature/Authorization section when you fill out your application.

•	The signature(s) you provided must appear on the check for it to be honored.

•	Please do not attempt to close your account by check. Please contact our Customer Service Department at 1-800-892-7587.

•	You can write an unlimited number of checks, as long as: each check is for $250 or more.

•	A service fee of $10 applies for checks written under $250.

•	A service fee of $20 applies for any check returned for “insufficient funds.”

•	A stop-payment on a check may be requested for a $20 service fee.

•	A checkbook may be delivered overnight for a $20 service fee.

•	This option is not available for pension or retirement accounts of any kind, including IRAs, or any other account controlled by a fiduciary.

By Systematic Withdrawal Plan

This option allows you to systematically sell shares each month to receive a check or automatic deposit to your bank account.

•	To set up a Systematic Withdrawal Plan, call us at 1-800-89-ASK-US (1-800-892-7587).

•	We will ask you when, how much and from which Fund(s) you want to be paid each month.

•	$50 minimum per month per Fund.

•	You can cancel the plan or change the amount of payments by calling or writing to Transamerica Premier Funds.

•	When you make your initial investment, you may request that payments be sent to an address other than the address of record. At any later time, however, requests for payments to be sent to an address other than the address of record must be signed by all registered owners of the account, and their signatures must be guaranteed.

•	If the amount of the monthly payments you receive exceeds the dividends, interest and capital appreciation of your shares, your investment will be depleted.

By Wire

Direct Deposit (electronic funds transfer federal bank wire):

Call Transamerica Premier Customer Service (1-800-892-7587) to be sure this feature is in place on your account. Maximum amount per day is the lesser of your available balance or $50,000 (with a minimum of $1,000). Request an “Expedited Wire Redemption” in writing or by phone (person-to-person request). Payment should be secured by your bank account the next banking day after your request. Transamerica Premier charges $10 for this service. Your bank may charge a fee as well.

GENERAL INFORMATION ABOUT SELLING SHARES

Redemption Timetables & Practices

How long it takes  Your redemption check is usually mailed to you on the second business day after we receive your request. It will not be sent later than seven days, provided we have all the information we need. If we need information, we will contact you.

Postponements  We may postpone redemptions if:

a)	The New York Stock Exchange (“NYSE”) closes during its usual business hours;

b)	If the NYSE restricts trading;

c)	The U.S. Securities & Exchange Commission (“SEC”) declares an emergency; or

d)	The Commission permits a delay to protect investors.

All new purchases must wait at least 15 calendar days before being redeemed.

Redemption Transaction Policies

When Pricing Occurs  All redemptions are made and the price of your shares is determined on the day we receive all of the necessary documentation.

Dollar Amounts Only  We cannot accept redemptions for a certain date or price per share. We can only accept redemptions for the dollar amount that you state.

Large Redemptions  For redemptions greater than $250,000, the Company reserves the right to give you marketable securities instead of cash.

Transamerica Premier Funds Prospectus – Investor Shares

Redemption Safeguards

Change of Address.  If you request a redemption check within 10 days of your address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling us with your new address as soon a possible.

Proceeds to Registered Owner.  Except when transferring redemption proceeds to a new custodian of a tax qualified plan, we will make all payments to the registered owner of the shares, unless you instruct us to do otherwise in writing.

All Checks Go To Address of Record.  We will mail all checks to the address on the account, unless you instruct us in writing with a signature guarantee to do otherwise.

Authorized Signatures.  When redemption requests are made on behalf of a corporation, partnership, trust, fiduciary, agent or unincorporated association, the individual signing the request must be authorized.

Spousal Consent & Retirement Plan Redemptions.  If a redemption request is made for an account that is part of a qualified pension plan, spousal consent may be required.

Market Timing/Excessive Trading.  Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into Funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Transamerica Board of Directors have approved policies that are designed to discourage market timing or excessive trading. If you intend to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The Funds generally will consider four or more exchanges between Funds, or frequent purchases and redemptions having a similar effect during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the Funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the Funds discourage market timing and excessive short-term trading, the Funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the Funds’ restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

See the Exchanging Shares Between Funds section of this prospectus for further details on exchange policies.

The Funds do not permit market timing. Do not invest with us if you are a market timer.

Redemption Fee

In an effort to protect the interests of shareholders, the Transamerica Premier Funds has instituted a short-term redemption fee on the Fund Series referenced below. We believe that such a fee may discourage short-term traders (or “market-timers”) of these Funds and is therefore in the best interests of the Funds.

Shares of the Transamerica Premier Core Equity Fund, Transamerica Premier Equity Fund, Transamerica Premier Focus Fund, and Transamerica Premier Growth Opportunities Fund (collectively the “Funds”) purchased on or after October 1, 2003, that are sold or exchanged within 90 days of the purchase will be assessed a redemption fee of 2% of the value of the shares sold or exchanged. Exemptions to the redemption fee include: 1) shares of these Funds purchased on or before September 30, 2003; 2) shares purchased through reinvested distributions (dividends and/or capital gains); 3) shares purchased within 401(k) and other employer-sponsored retirement plans. The Funds reserve the right to waive the redemption fee in special situations where we believe such a waiver is warranted.

For the purpose of determining whether the redemption fee applies, the shares held the longest will be redeemed first. Any applicable fee will be deducted from the redemption proceeds that result from the order to exchange or sell. The Funds will retain the redemption fees to help offset broker commissions, market impact and other costs associated with fluctuations in a Fund’s asset levels.

Transamerica Premier Funds Prospectus – Investor Shares

EXCHANGING SHARES BETWEEN FUNDS

Exchanging shares that you own in one Fund for shares in another enables you to redirect your investment dollars. Each Fund has a different portfolio of investments designed to fulfill a specific financial goal. Assess your changing needs for growth, income and capital preservation. As your investment needs change, you may find it beneficial to exchange shares to the Funds whose purposes most closely match your current personal goals.

If you want to exchange to a new account, the required minimum will be $1,000. If you want to exchange to an existing account, the required minimum is $50.

Exchanges are designed to help you more closely align your investments with your personal investment objectives and risk tolerance levels.

You Can Exchange Shares By Mail, By Telephone or By Automatic Exchange Plan

•	To exchange shares by mail or telephone, use the same procedures you would in buying shares. Exchanges are available to any resident of any state in which Fund shares are legally sold.

•	Once an exchange has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

•	Exchanges are accepted only if the ownership registrations of both accounts are identical.

•	You may exchange shares once or twice per month with the Automatic Exchange Plan (minimum $50). You need to request this service in writing, and your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for more information. The exchange option can be modified or terminated at any time.

•	Exchanges are treated as a sale of shares from one Fund and the purchase of shares in another Fund and, therefore, could be taxable events.

•	Exchanges into or out of the Funds are made at the next-determined net asset value per share after we receive all necessary information.

INVESTOR REQUIREMENTS & SERVICES

Telephone Transactions

Occasionally, Transamerica Premier Funds experiences high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach us by telephone, please consider visiting www.transamericafunds.com or sending written instructions by mail.

Taxpayer Identification Numbers

•	You must provide your taxpayer identification number.

•	You must state whether you are subject to backup withholding for prior underreporting.

•	Without your taxpayer identification number, redemptions, exchanges, dividends and capital gains distributions will be subject to federal withholding tax.

Changes of Address

By Telephone  Please call 1-800-89-ASK-US to change the address on your account.

By Written Request  Send us a written notification signed by all registered owners of your account. Include:

a.	The name of your Fund(s);

b.	The account number(s);

c.	The names on the account(s); and

d.	Both old and new addresses.

For your protection, if an address change was made in the last 10 days, Transamerica Premier Funds requires a redemption request in writing, signed and signature guaranteed by all shareholders.

E-mail premierfunds@transamerica.com

As e-mail is not secure and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account specific requests received via e-mail. For your protection, we ask that all transaction requests be submitted only via phone or mail.

•	Toll free number: 1-800-89-ASK-US/1-800-892-7587

•	Address: Transamerica Premier Funds
PO Box 9035
Clearwater, FL 33758-9035

•	Website: www.transamericafunds.com

Signature Guarantee

•	A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

A signature guarantee is required if any of the following is applicable:

•	You request a redemption above $100,000.

Transamerica Premier Funds Prospectus – Investor Shares

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	Adding or removing a shareholder from an account.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Fiduciary (IRA) Account Maintenance Fee

Retirement accounts are subject to a custodial fee of $15 per fund/annually, with a maximum fee of $30 per Social Security Number. The fee is generally waived if the total of the retirement account’s(s’) value, by Social Security Number, is more than $50,000.

Minimum Account Balances

•	Each account in which you own shares must maintain a minimum balance of $1,000.

•	If an account falls below $1,000 as a result of your action, we will notify you 60 days prior to charging a small account balance fee.

•	If you do not increase your balance, a $25 fee will be assessed every year until your account balance reaches $1,000.

•	This minimum does not apply if:

a)	You have an active Automatic Investment Plan of $50 or more per month per account;

b)	Your Fund shares are in a pension or retirement savings program (including IRAs), or a Uniform Gifts to Minors Account (“UGMA”/“UTMA”);

•	You have accounts owned by an individual which when combined by Social Security Number, have a balance of $5,000 or more; or

•	You have accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more.

Uncashed Checks Issued on Your Account

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, Transamerica Premier Funds reserves the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Transferring Ownership of Shares

To transfer ownership of your shares to another person or organization, or to change the name on an account, you must send us written instructions. This request must be signed by all registered owners of your account and the signatures must be guaranteed.

To change the name on an account, the shares typically will be transferred to a new account. This request must include a signature guarantee. This option is not available for pension and retirement savings programs. Please call 1-800-89-ASK-US for additional information.

Your Statements, Annual Report & Prospectus

Quarterly Statements  We will send you a consolidated, quarterly statement of your account, showing all transactions since the beginning of the current quarter. Please retain your statements. If you require prior years’ statements, Transamerica Premier Funds may charge $10 per year up to a maximum of $50.

Transaction Confirmations  Each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

Annual Reports  Each year, we will send you an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities held in each Fund on that date.

Semi-Annual Reports  Each year, we will send you a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities held in each Fund on that date.

Transamerica Premier Funds Prospectus – Investor Shares

Prospectus  Each year, we will send you a new Prospectus.

Statement of Additional Information  We revise this reporting document annually. You must request this from us if you wish to receive it.

Reservation of Rights

We reserve the right to amend, suspend, or discontinue any of these options at any time without prior notice.

DIVIDENDS & CAPITAL GAINS

Investment income generated by our Funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions

•	Are made on a per share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.

•	Capital gains, if any, are generally distributed annually for all Funds.

•	If you buy shares just before or on a record date, you will pay the full price for the shares and then you will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules

Fund	When It Pays

Premier Focus Fund	Annually
Premier Equity Fund	Annually
Premier Index Fund	Annually
Premier Growth Opportunities Fund	Annually
Premier Core Equity Fund	Annually
Premier Balanced Fund	Annually
Premier Bond Fund	Monthly
Premier High Yield Bond Fund	Monthly
Premier Cash Reserve Fund	Monthly

Facts About The Premier Cash Reserve Fund

•	Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly.

•	You will begin earning these dividends on the next business day after your purchase is effective.

•	You will earn dividends on the day your redemption is paid.

FEDERAL TAXES AND YOUR FUND SHARES

Dividends and short-term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

Long-term capital gains distributions paid by a Fund will be taxable to its shareholders as long-term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

Corporate dividends-received deduction  To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation  After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for Federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution.

Purchases just prior to distributions  If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

Transamerica Premier Funds Prospectus – Investor Shares

Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Correct taxpayer identification numbers must be furnished by shareholders to avoid backup withholding of federal income tax on distributions, redemptions and exchanges.

Non-resident alien withholding  Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to nonresident alien withholding.

Backup withholding status  You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Tax Treatment of Pension

and Retirement Savings Programs

Tax rules vary for participants and beneficiaries of these plans, including IRAs, depending on the terms and conditions of each plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, such as:

a)	distributions prior to age 59 1/2 (subject to certain exceptions);

b)	distributions that do not conform to specified commencement and minimum distribution rules;

c)	aggregate distributions in excess of a specified annual amount; or

d)	other special circumstances

Other Taxes

State and Local Taxes  In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions  Depending on your state’s tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain federal agencies may be exempt from state and local taxes.

Your Tax Adviser  Check with your own tax adviser regarding specific questions regarding federal, state and local taxes.

SHARE PRICE

How Share Price Is Determined

The price at which shares are purchased or redeemed is the net asset value (“NAV”) that is next calculated following receipt of the order by the Fund or an authorized intermediary. The NAV is calculated by subtracting the Fund’s liabilities from its total assets and dividing the result by the total number of shares outstanding.

Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund’s Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

When Share Price Is Determined

The net asset value of all Funds is determined only on days that the New York Stock Exchange (“NYSE”) is open.

Investments or redemption requests received in good order before the close of business on the Exchange, usually 4:00 p.m. Eastern time, receive the share price determined at the close of the Exchange that day. Investments and redemption requests received after the Exchange is closed receive the share price at the close of the Exchange the next day the Exchange is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.

DISTRIBUTION PLAN

Investor shares are available on a no-load basis directly to individuals, companies, retirement programs, and other investors from AFSG Securities Corporation (“AFSG”), the Distributor, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Each Fund makes payments according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees paid by each Fund’s shares are used to pay distribution and service fees to AFSG for the sale and distribution of the Funds’ shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. The annual 12b-1 fee is 0.25% of the average daily net assets of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index and Cash Reserve Funds is 0.10%.

Transamerica Premier Funds Prospectus – Investor Shares

These fees accrue daily and are based on an annual percentage of the daily average net assets.

Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In case a Fund is closed to new investors or investments distribution fees may still be paid under the Plan to compensate for past distribution efforts and ongoing services rendered to shareholders.

From time to time, and for one or more Funds, the Distributor may waive all or any portion of these fees at its discretion. The fee for the Premier Cash Reserve Fund is currently being waived. The Distributor may terminate this waiver at any time.

Underwriting Agreement

Transamerica Premier has an Underwriting Agreement with AFSG Securities Corporation (“AFSG”), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the Adviser and Transamerica Premier. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class A shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares.

SUMMARY OF BOND RATINGS

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk bonds.”

Investment Grade	Moody’s	Standard & Poor’s

Highest quality	Aaa	AAA
High quality	Aa	AA
Upper medium	A	A
Medium, speculative features	Baa	BBB

Lower Quality

Moderately speculative	Ba	BB
Speculative	B	B
Very speculative	Caa	CCC
Very high risk	Ca	CC
Highest risk, may not be paying interest	C	C
In arrears or default	C	D

Transamerica Premier Funds Prospectus – Investor Shares Financial Highlights

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Index Fund
	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of year	$12.54	$16.36	$18.81	$21.39	$18.63

Operations
Net investment income[2]	0.22	0.18	0.20	0.33	0.34
Net realized and unrealized gain (loss) on investments	3.33	(3.82)	(2.45)	(2.27)	3.47

Total from investment operations	3.55	(3.64)	(2.25)	(1.94)	3.81

Dividends / Distributions to Shareholders
Net investment income	(0.18)	(0.18)	(0.20)	(0.32)	(0.30)
Net realized gains on investments	—	—	—	(0.32)	(0.75)

Total dividends / distributions	(0.18)	(0.18)	(0.20)	(0.64)	(1.05)

Net Asset Value
End of year	$15.91	$12.54	$16.36	$18.81	$21.39

Total Return	28.33%	(22.22% )	(11.97% )	(9.15% )	20.65%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver	0.63%	1.04%	1.01%	0.92%	0.99%
Net investment income after reimbursement/fee waiver	1.55%	1.38%	1.27%	1.58%	1.67%
Portfolio turnover rate	N/A	13%[a]	14%	18%	22%
Net assets, end of year (in thousands)	$69,746	$43,168	$46,252	$46,309	$50,374

[1]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[2]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.16, $0.08, $0.08, $0.19 and $0.19 for the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively. Per share net investment income has been determined on the basis of the average number of shares outstanding during each year.

[a]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

Transamerica Premier Funds Prospectus – Investor Shares

	Transamerica Premier Core Equity Fund

	Investor Class
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$ 8.87		$11.10	$12.12	$11.37	$10.59

Operations
Net investment loss[1]	(0.01)[a]		(0.01)[a]	(0.11)	(0.10)[a]	(0.10)[a]
Net realized and unrealized gain (loss) on investments	2.31		(2.22)	(0.87)	1.32	0.88

Total from investment operations	2.30		(2.23)	(0.98)	1.22	0.78

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	(0.04)	(0.47)	—

Total dividends/distributions	—		—	(0.04	(0.47)	—

Net Asset Value
End of period	$11.17		$8.87	$11.10	$12.12	$11.37

Total Return[2]	25.93%		(20.09% )	(8.10% )	10.72%	7.37%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.20%		1.20%	1.20%	1.20%	1.20%
Before reimbursement/fee waiver	1.80%		2.02%	1.77%	1.82%	1.96%
Net investment loss, after reimbursement/fee waiver	(0.07%	)	(0.15% )	(0.91% )	(0.82% )	(0.90%	)
Portfolio turnover rate	24%		72%	61%	52%	87%
Net assets, end of period (in thousands)	$18,660		$8,822	$10,980	$12,311	$9,256

	Transamerica Premier Equity Fund

	Investor Class
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$12.93		$17.11	$20.77	$31.96	$24.78

Operations
Net investment loss[1]	(0.07)[a]		(0.13)[a]	(0.20)	(0.34)[a]	(0.29)[a]
Net realized and unrealized gain (loss) on investments	4.04		(4.05)	(3.46)	(3.42)	8.40

Total from investment operations	3.97		(4.18)	(3.66)	(3.76)	8.11

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	—	(7.43)	(0.93)

Total dividends/distributions	—		—	—	(7.43)	(0.93)

Net Asset Value
End of period	$16.90		$12.93	$17.11	$20.77	$31.96

Total Return[2]	30.70%		(24.43% )	(17.62% )	(13.81% )	33.26%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.43%		1.42%	1.34%	1.26%	1.30%
Before reimbursement/fee waiver	1.43%		1.42%	1.34%	1.26%	1.30%
Net investment loss, after reimbursement/fee waiver	(0.46%	)	(0.91% )	(0.98% )	(1.07% )	(1.07% )
Portfolio turnover rate	38%		34%	42%	40%	42%
Net assets, end of period (in thousands)	$146,833		$96,788	$153,607	$241,814	$323,538

1Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.07), $(0.10), $(0.18), $(0.18) and $(0.18) for the Core Equity Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year.

aPer share net investment income has been determined on the basis of the average number of shares outstanding during the year.

Transamerica Premier Funds Prospectus – Investor Shares

	Transamerica Premier Focus FundÙ

	Investor Class
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$9.94		$13.84	$19.24	$33.55	$22.42

Operations
Net investment loss[1]	(0.07)[a]		(0.12)[a]	(0.14)[a]	(0.39)[a]	(0.33)[a]
Net realized and unrealized gain (loss) on investments	4.00		(3.78)	(4.46)	(4.35)	12.37

Total from investment operations	3.93		(3.90)	(4.60)	(4.74)	12.04

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	(0.80)	(9.57)	(0.91)

Total dividends/distributions	—		—	(0.80)	(9.57)	(0.91)

Net Asset Value
End of period	$13.87		$9.94	$13.84	$19.24	$33.55

Total Return[2]	39.54%		(28.18% )	(23.92% )	(18.60% )	54.25%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%		1.40%	1.40%	1.32%	1.39%
Before reimbursement/fee waiver	1.54%		1.56%	1.45%	1.32%	1.39%
Net investment loss, after reimbursement/fee waiver	(0.65%	)	(1.08% )	(0.88% )	(1.14% )	(1.30% )
Portfolio turnover rate	59%		43%	70%	65%	80%
Net assets, end of period (in thousands)	$87,075		$73,525	$107,384	$171,901	$236,741

	Transamerica Premier Growth Opportunities Fund

	Investor Class
	Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$12.69		$15.57	$20.82	$38.95	$21.99

Operations
Net investment loss[1]	(0.10)[a]		(0.16)[a]	(0.17)[a]	(0.44)[a]	(0.29)[a]
Net realized and unrealized gain (loss) on investments	4.40		(2.72)	(4.42)	(7.70)	20.29

Total from investment operations	4.30		(2.88)	(4.59)	(8.14)	20.00

Dividends/Distributions to Shareholders
Net investment income	—		—	—	—	—
Net realized gains on investments	—		—	(0.66)	(9.99)	(3.04)

Total dividends/distributions	—		—	(0.66)	(9.99)	(3.04)

Net Asset Value
End of period	$16.99		$12.69	$15.57	$20.82	$38.95

Total Return[2]	33.88%		(18.50% )	(22.07% )	(26.00% )	93.99%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%		1.40%	1.40%	1.26%	1.34%
Before reimbursement/fee waiver	1.47%		1.42%	1.41%	1.26%	1.34%
Net investment loss, after reimbursement/fee waiver	(0.70%	)	(1.12% )	(1.07% )	(1.11% )	(1.09% )
Portfolio turnover rate	29%		37%	55%	78%	50%
Net assets, end of period (in thousands)	$93,747		$81,481	$130,559	$224,934	$345,341

ÙOn May 1, 2003, the name of the Fund changed from the Transamerica Premier Aggressive Growth Fund to the Transamerica Premier Focus Fund.

1Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.09), $(0.14), $(0.15), $(0.39) and $(0.33) for the Focus Fund and $(0.11), $(0.16), $(0.17), $(0.44) and $(0.29) for the Growth Opportunities Fund for the periods ended December 31, 2003, 2002, 2001, 2000, and 1999, respectively.

2Total return represents aggregate total return for each year.

aPer share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

Transamerica Premier Funds Prospectus – Investor Shares

	Transamerica Premier Balanced Fund

	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$16.60	$18.70	$20.09	$20.50	$19.24

Operations
Net investment income	0.23[a]	0.32[a]	0.34[a]	0.42[a]	0.35[a]
Net realized and unrealized gain (loss) on investments	3.62	(2.05)	(1.38)	1.59	2.43

Total from investment operations	3.85	(1.73)	(1.04)	2.01	2.78

Dividends/Distributions to Shareholders
Net investment income	(0.23)	(0.37)	(0.31)	(0.28)	(0.37)
Net realized gains on investments	—	—	(0.04)	(2.14)	(1.15)

Total dividends/distributions	(0.23)	(0.37)	(0.35)	(2.42)	(1.52)

Net Asset Value
End of period	$20.22	$16.60	$18.70	$20.09	$20.50

Total Return[2]	23.20%	(9.24% )	(5.22% )	9.89%	14.81%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.29%	1.25%	1.21%	1.24%	1.31%
Before reimbursement/fee waiver	1.29%	1.25%	1.21%	1.24%	1.31%
Net investment income, after reimbursement/fee waiver	1.28%	1.79%	1.76%	1.89%	1.76%
Portfolio turnover rate	39%	57%	77%	96%	61%
Net assets, end of period (in thousands)	$183,331	$126,564	$138,588	$107,140	$64,448

	Transamerica Premier Bond Fund

	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$9.06	$9.99	$9.87	$9.73	$10.41

Operations
Net investment income[1]	0.25[a]	0.49[a]	0.57	0.62	0.58
Net realized and unrealized gain (loss) on investments	0.28	(0.89)	0.33	0.14	(0.60)

Total from investment operations	0.53	(0.40)	0.90	0.76	(0.02)

Dividends/Distributions to Shareholders
Net investment income	(0.37)	(0.49)	(0.57)	(0.62)	(0.59)
Net realized gains on investments	—	(0.04)	(0.21)	—	(0.07)

Total dividends/distributions	(0.37)	(0.53)	(0.78)	(0.62)	(0.66)

Net Asset Value
End of period	$9.22	$9.06	$9.99	$9.87	$9.73

Total Return[2]	5.87%	(3.88% )	9.36%	8.10%	(0.22% )

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.30%	1.30%	1.30%	1.30%	1.30%
Before reimbursement/fee waiver	1.39%	1.36%	1.36%	1.40%	1.47%
Net investment income, after reimbursement/fee waiver	2.74%	5.28%	5.32%	6.41%	5.82%
Portfolio turnover rate	179%	258%	442%	461%	301%
Net assets, end of period (in thousands)	$22,811	$23,609	$22,914	$20,200	$16,833

1Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net income per share would have been $0.24, $0.48, $0.56, $0.62 and $0.57 for the Bond Fund for the periods ended and December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year.

aPer share net investment loss has been determined on the basis of the average number of shares outstanding during the year.

Transamerica Premier Funds Prospectus – Investor Shares

FINANCIAL HIGHLIGHTS (Continued)

	Transamerica Premier High Yield Bond Fund

	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$7.05	$7.96	$8.35	$9.29	$9.63

Operations
Net investment income[1]	0.54[a]	0.68[a]	0.71[a]	0.77	0.79
Net realized and unrealized gain (loss) on investments	0.74	(0.89)	(0.35)	(0.93)	(0.27)

Total from investment operations	1.28	(0.21)	0.36	(0.16)	0.52

Dividends/Distributions to Shareholders
Net investment income	(0.57)	(0.70)	(0.75)	(0.78)	(0.86)
Net realized gains on investments	—	—	—	—	—

Total dividends/distributions	(0.57)	(0.70)	(0.75)	(0.78)	(0.86)

Net Asset Value
End of period	$7.76	$7.05	$7.96	$8.35	$9.29

Total Return[2]	18.76%	(2.60% )	4.49%	(2.01% )	5.43%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.90%	0.90%	0.90%	0.90%	0.90%
Before reimbursement/fee waiver	1.64%	2.65%	3.54%	3.54%	3.60%
Net investment income, after reimbursement/fee waiver	7.26%	9.42%	8.45%	8.67%	8.94%
Portfolio turnover rate	171%	126%	119%	57%	30%
Net assets, end of period (in thousands)	$7,973	$7,604	$2,161	$1,607	$1,610

	Transamerica Premier Cash Reserve Fund

	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Net Asset Value
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Operations
Net investment income[1]	0.01	0.02	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Total from investment operations	0.01	0.02	0.04	0.06	0.05

Dividends/Distributions to Shareholders
Net investment income	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)
Net realized gains on investments	—	—	—	—	—

Total dividends/distributions	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)

Net Asset Value
End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.92%	1.62%	4.12%	6.34%	5.05%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver	0.88%	0.60%	0.74%	0.57%	0.66%
Net investment income, after reimbursement/fee waiver	0.92%	1.59%	4.04%	6.16%	4.97%
Net assets, end of period (in thousands)	$43,847	$48,290	$68,898	$136,278	$165,301

1Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.49, $0.56, $0.48, $0.55 and $0.55, for the High Yield Bond Fund and $0.00, $0.01, $0.04, $0.06 and $0.05, for the Cash Reserve Fund for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2Total return represents aggregate total return for each year.

aPer share net investment income has been determined on the basis of the average number of shares outstanding during the year.

ADDITIONAL INFORMATION AND ASSISTANCE

You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Funds’ performance and list their portfolio holdings and financial condition. The Annual Report also discusses the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period.

Statement of Additional Information (“SAI”)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (“SEC”) and incorporated by reference as part of the prospectus.

To Obtain Information from

Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587)

•	Option 1: to request annual/semi-annual report, SAI, and other literature; and to ask questions about the Funds

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week

•	Option 3: service representative.

•	Write to Transamerica Premier Funds, P.O. Box 9035 Clearwater, FL 33758-9035

•	E-mail us at PremierFunds@Transamerica.com.

•	Visit our web site at transamericafunds.com.

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI.

•	Call 1-202-942-8090.

•	Visit the SEC’s Internet web site at http://www.sec.gov.

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 or send an electronic request to publicinfo@sec.gov for copies of these documents (requires you to pay a duplicating fee).

SEC file number: 811-09010

AFSG Securities Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://www.transamericafunds.com

e-mail: PremierFunds@Transamerica.com

Transamerica Premier Funds—Institutional Shares

Prospectus: May 1, 2004

Equity Funds

Transamerica Premier Focus

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Combined Equity & Fixed Income Fund

Transamerica Premier Balanced Fund

Fixed Income Funds

Transamerica Premier Bond Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

Not FDIC Insured

May Lose Value

No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1

The Funds at a Glance

PLEASE NOTE: As of the date of this prospectus, only the Transamerica Premier High Yield Bond Fund has commenced operations.

The following is a summary of each Fund’s goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC (“TIM” or “Investment Adviser.”)

The performance shown for each Fund assumes reinvestment of dividends. TIM shows the performance of the Investor Class of Shares for all Funds, because the Institutional Class was not available prior to the date of this prospectus. The Investor Class is subject to 12b-1; the Institutional Class is not. TIM compares each Fund’s performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund.

Absent fee waivers and limitation of Fund expenses, the performance data shown would have been lower.

2

Transamerica Premier Focus Fund

The Fund seeks to maximize long-term growth.

It invests primarily in domestic equity securities that, in the Investment Adviser’s opinion, are trading at a material discount to intrinsic value. Intrinsic value is determined primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent.

The Fund generally invests in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund, and may hold 20 or fewer positions. In the Investment Adviser’s opinion, a concentrated portfolio provides the potential for superior long-term capital appreciation because assets are focused in securities deemed by the Adviser to have the most favorable risk-reward characteristics.

In the event the Investment Adviser is unable to identify any investments that meet the Fund’s criteria, the Fund will maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than our other Premier equity funds, the poor results of one company can have a greater negative impact on the Fund’s performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this Prospectus, Investor Class shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 43.17% for quarter ended 12/31/98
•	Worst calendar quarter: 27.55% for quarter ended 12/31/00

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 Year	5 Years	Since Inception*
Premier Focus Fund
Return Before Taxes	39.54%	(0.87)%	12.46%
Return After Taxes on Distributions**	39.54%	(2.40)%	11.12%
Return After Taxes on Distributions and Sale of Fund Shares**	25.70%	(0.69)%	11.08%
S&P 500 Index+	28.67%	(0.57)%	1.10%

*	Performance information is shown for Premier Focus Fund-Investor Class as Premier Focus Fund-Institutional Class has not yet commenced operations. Commencement of operations of Investor Class was July 1, 1997.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account .
+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

3

Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.

It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. The Investment Adviser looks for companies it considers to be premier companies that are undervalued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods.

The Fund typically concentrates its holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 29.80% for quarter ended 12/31/99
•	Worst calendar quarter: (18.69)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 Year	5 Years	Since Inception*
Premier Equity Fund
Return Before Taxes	30.70%	(1.34)%	10.85%
Return After Taxes on Distributions**	30.70%	(2.46)%	10.05%
Return After Taxes on Distributions and Sale of Fund Shares**	19.96%	(1.19)%	9.69%
S&P 500 Index+	28.67%	(0.57)%	1.10%

*	Performance information is shown for Premier Equity Fund-Investor Class as Premier Equity Fund-Institutional Class has not yet commenced operations. Commencement of operations of Investor Class was 10/02/95.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

4

Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation.

It attempts to reproduce the overall investment characteristics of the S&P 500® Index by investing its investable assets in the State Street Equity 500 Index Portfolio (the “Master Fund”), a series of the State Street Master Funds (the “Master Trust”). The Master Fund has the same investment objective as the Fund and investment policies that are substantially similar to those of the Fund.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. Due to this Fund’s wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 21.11% for quarter ended 12/31/98
•	Worst calendar quarter: (17.31)% for quarter ended 09/30/02

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 Year	5 Years	Since Inception*
Premier Index Fund
Return Before Taxes	28.33%	(0.75)%	9.62%
Return After Taxes on Distributions**	27.82%	(1.54)%	8.27%
Return After Taxes on Distributions and Sale of Fund Shares**	18.41%	(1.04)%	7.75%
S&P 500® Index+	28.67%	(0.57)%	1.10%

*	Performance information is shown for Premier Index Fund-Investor Class as Premier Index-Institutional Class has not yet commenced operations. Commencement of operations of Investor Class was 10/02/95.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

5

Transamerica Premier Growth Opportunities Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations of no more than $5 billion at the time of purchase.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed-income funds over short periods. The Investment Adviser typically concentrates its holdings in fewer than 50 well-researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 53.56% for quarter ended 12/31/99
•	Worst calendar quarter: (36.17)% for quarter ended 03/31/01

Average Annual Total Returns Since Inception

(as of 12/31/ 03)***

	1 Year	5 Years	Since Inception*
Premier Growth Opportunities Fund
Return Before Taxes	33.88%	4.07%	16.82%
Return After Taxes on Distributions**	33.88%	2.22%	15.15%
Return After Taxes on Distributions and Sale of Fund Shares**	22.03%	3.32%	14.83%
Russell 2500 Growth Index+	46.31%	3.83%	3.00%

*	Performance information is shown for Premier Growth Opportunities-Investor Class as the Premier Growth Opportunities-Institutional Class has not yet commenced operations. Commencement of operations of Investor Class was 7/01/97.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2500 Index measures the performance of the 2,000 smallest companies (approximately 17%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market).

These Indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: In the Adviser’s opinion, the Russell 2500 Growth Index more accurately reflects the investment style of the Growth Opportunities Fund than the Russell 2000 Index.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

6

Transamerica Premier Core Equity Fund

The Fund seeks to maximize capital appreciation.

The Fund uses a valuation discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above- average rate of return. At least 80% of the Fund’s assets will be invested in a diversified portfolio of domestic equity securities. The Investment Adviser typically concentrates its holdings in fewer than 60 well-researched companies.

Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of stock market performance. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 16.18% for quarter ended 03/31/00
•	Worst calendar quarter: (18.46)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 Year	5 Years	Since Inception*
Premier Core Equity Fund
Return Before Taxes	25.93%	1.91%	2.73%
Return After Taxes on Distributions**	25.93%	1.72%	2.54%
Return After Taxes on Distributions and Sale of Fund Shares**	16.85%	1.58%	2.31%
S&P 500® Index+	28.67%	(0.57)%	1.10%

*	Premier Core Equity-Investor Class is shown above as Premier Core Equity –Institutional Class has not yet commenced operations. Commencement of operations of Investor Class was 4/01/98.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account .
+	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks. The S&P 500® does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

7

Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. The value of the fixed-income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this prospectus, Investor Class Shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 21.75% for quarter ended 06/30/97
•	Worst calendar quarter: (9.94)% for quarter ended 09/30/01

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 Year	5 Years	Since Inception*
Premier Balanced Fund
Return Before Taxes	23.20%	5.98%	13.10%
Return After Taxes on Distributions**	22.71%	4.67%	11.96%
Return After Taxes on Distributions and Sale of Fund Shares**	15.08%	4.53%	11.21%
S&P 500® Index	28.67%	(0.57)%	1.10%
Lehman Brothers U.S. Government/Credit Bond Index++	4.67%	6.66%	6.99%

*	Performance information is shown for Premier Balanced Fund-Investor Class as Premier Balanced Fund-Institutional Class has not yet commenced operations. Commencement of operations for Investor Class was 10/02/95.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500®”) consists of 500 widely held, publicly traded common stocks.
++	The Lehman Brothers Government/Credit Bond Index is a broad- based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity.

These Indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

8

Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s and BBB or higher by Standard & Poor’s (see Summary of Bond Ratings). The Investment Adviser looks for bonds with strong credit characteristics and additional returns as bond prices increase.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher-rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to a broad-based index of bond market performance. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this Prospectus, Investor Class shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 7.80% for quarter ended 12/31/02
•	Worst calendar quarter: (5.32)% for quarter ended 06/30/02

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 Year	5 Years	Since Inception*
Premier Bond Fund
Return Before Taxes	5.87%	3.72%	5.32%
Return After Taxes on Distributions**	4.42%	1.33%	2.85%
Return After Taxes on Distributions and Sale of Fund Shares**	3.80%	1.68%	3.03%
Lehman Brothers Government/Corporate Bond Index++	4.67%	6.66%	6.99%

*	Performance information is shown for Premier Bond Fund-Investor Class as Premier Bond fund-Institutional Class has not yet commenced operations. Commencement of operations for Investor Class was 10/02/95.
**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
++	The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investing grade with at least one year to maturity. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

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Transamerica Premier High Yield Bond Fund

The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

It generally invests at least 80% of its assets in a diversified selection of lower-rated bonds, commonly known as “junk bonds.” These are bonds rated below Baa by Moody’s or below BBB by Standard & Poor’s (see Summary of Bond Ratings). The Investment Adviser seeks bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long-term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year and also compares its performance to broad-based indices of high yield bonds. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this Prospectus, Investor Class shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year

•	Best calendar quarter: 6.60% for quarter ended 06/30/03
•	Worst calendar quarter: 5.62% for quarter ended 12/31/00

Average Annual Total Returns Since Inception

(as of 12/31/03)***

	1 Year	5 Years	Inception*
Premier High Yield
Bond Fund
Return Before Taxes	18.87%	4.74%	4.39%
Return After Taxes on Distributions**	15.64%	1.16%	0.82%
Return After Taxes on Distributions and Sale of Fund Shares**	12.11%	1.78%	1.48%
Merrill Lynch High Yield, Cash Pay, BB-B Rated Index+	22.85%	5.28%	4.78%
Merrill Lynch U.S. High Yield Cash Pay Index+	27.23%	5.47%	4.81%

*	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**	Commencement of operations of Institutional Class was 7/01/98.
***	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.
+	The Merrill Lynch High Yield, Cash Pay, BB-B Rated Index is an unmanaged index comprised of the market value weighted measure of approximately 1,500 BB and B rated bonds. The Merrill Lynch U.S. High Yield, Cash Pay Index is an unmanaged portfolio constructed to mirror the public high yield debt market. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

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Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high-quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. The Investment Adviser looks for securities with minimal credit risk. The Fund maintains an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund’s performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low-risk, relatively low-cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund by showing how its performance varies from year to year. Annual returns, best and worst quarters, and average annual total returns over the life of the Fund are shown. Past performance is no guarantee of future results. The returns shown below are for a class of shares not offered in this Prospectus, Investor Class shares, which has a 12b-1 distribution and service fee. Absent this fee, both classes would have substantially similar results because the assets are invested in the same portfolio of securities.

Total Returns by Calendar Year*

•	Best calendar quarter: 2.96% for quarter ended 06/30/00
•	Worst calendar quarter: 0.21% for quarter ended 09/30/03

Average Annual Total Returns Since Inception

(as of 12/31/03)**

	1 Year	5 Years	Since Inception*
Premier Cash Reserve Fund
Returns Before Taxes	0.92%	3.59%	4.31%
The iMoneyNet Money
Fund Report+	0.49%	3.09%	3.82%

*	Performance information is shown for Premier Cash Reserve Fund-Investor Class as Premier Cash Reserve Fund-Institutional Class has not yet commenced operations. Commencement of operations for Investor Class was 10/02/95.

The seven-day current and effective yields were 0.84 % and 0.84% for the Investor Class, respectively, as of December 31, 2003.

You can get the seven-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.

+	The iMoneyNet Money Fund ReportTM – All Taxable, First Tier is a composite of taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower.

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Fees and Expenses

There is no sales charge (load) or other transaction fees for the Funds that you pay directly.

Annual Fund Operating Expenses (as a percent of average net assets)

Transamerica Premier Funds	Management Fee	Total Distribution (12b-1) Fee	Other Expenses	Operating Expenses	Fee Waiver Expense Reimbursement	Net Expenses
Focus	0.85%	0.00%	0.44%	1.29%	0.14%	1.15%
Equity	0.85%	0.00%	0.33%	1.18%	0.00%	1.18%
Index	0.045%[1]	0.00%	0.485%	0.53%[2]	0.38%	0.15%*
Growth Opportunities	0.85%	0.00%	0.37%	1.22%	0.07%	1.15%
Core Equity	0.74%	0.00%	0.81%	1.55%	0.60%	0.95%
Balanced	0.75%	0.00%	0.29%	1.04%	0.00%	1.04%
Bond	0.60%	0.00%	0.54%	1.14%	0.09%	1.05%
High Yield Bond	0.55%	0.00%	0.10%	0.65%	0.00%	0.65%
Cash Reserve	0.35%	0.00%	0.43%	0.78%	0.63%	0.15%

The Funds’ total operating expenses above include the maximum adviser fee, and other expenses. These are the expenses actually incurred by the High Yield Bond Fund for 2003. During 2003, expense reimbursements were in place. The Adviser has agreed to waive part of its Adviser Fee and/or to reimburse any other operating expenses to ensure that annualized expenses for the Funds (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed .65% for High Yield Bond and the following caps for the other Funds: Focus = 1.15%; Equity = 1.25%; Index* = 0.15%; Growth Opportunities = 1.15%; Core Equity = 0.95%; Balanced = 1.20%; Bond = 1.05%; and Cash Reserve = 0.15%. These measures will increase the Funds’ returns. The Adviser may, from time to time, assume additional expenses. The fee waivers and expense assumptions may be terminated at any time without notice.

[1]	This fee represents the total fees paid by the Master Fund of the Master Trust.
[2]	This fee represents the total expenses of both the Fund and the Master Fund.
*	The Funds’ total operating expenses reflect the costs associated with investing substantially all of its assets in the Master Fund and are estimates based on the current fees.

Example

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses without waivers or reimbursements. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Investment Period
Transamerica Premier Funds	1 Year	3 Years	5 Years	10 Years
Focus	$117	$365	$633	$1,074
Equity	$120	$375	$649	$1,101
Index[3]	$15	$48	$85	$146
Growth Opportunities	$117	$365	$633	$1,074
Core Equity	$97	$303	$525	$895
Balanced	$106	$331	$574	$976
Bond	$107	$334	$579	$985
High Yield Bond	$66	$208	$362	$620
Cash Reserve	$15	$48	$85	$146

[3]	The example includes the total expenses of both the Fund and the Master Fund.

12

Transamerica Premier Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance. Unless expressly designated as “fundamental,” all policies and procedures of the Funds may be changed by Transamerica Premier’s Board of Directors without shareholder approval.

Premier Focus

Goal

Our goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

The Investment Adviser’s equity management team selects U.S. companies showing:

•	Strong potential for shareholder value creation

•	High barriers to competition

•	Solid free cash flow generating ability

•	Excellent capital allocation discipline

•	Experienced management aligned with shareholder interests

The Investment Adviser seeks out dominant business franchises, where the long-term, value-creating potential has not fully been recognized by the market.

Policies

The Investment Adviser generally invests its assets in a non-diversified portfolio of equity securities of U.S. companies. The Investment Adviser selects these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest up to 40% of assets in cash or cash equivalents for extended periods when the Adviser is unable to identify investments that meet the Fund’s criteria.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Since the Fund may hold as much as 40% in cash or cash equivalents from time to time, it may not perform as favorably as a fund which is invested more fully.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

Premier Equity Fund

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It focuses on identifying fundamental change in its early stages and investing in premier companies. The Investment Adviser believes in long-term investing and does not attempt to time the market. The Fund’s portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on its own merits as a premier company in the Investment Advisor’s opinion.

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The Investment Adviser buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies have many or all of these features:

•	Shareholder-oriented management

•	Dominance in market share

•	Cost production advantages

•	Self-financed growth

•	Attractive reinvestment opportunities

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Since the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

Premier Index Fund

Goal

The Fund’s goal is to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500® Index.

Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Fund of the Master Trust. In reviewing the investment objective and policies of the Fund, you should assume that the investment objective and policies of the Master Fund are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund). There is no assurance that the Fund will achieve its investment objective.

The Fund generally purchases common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, the Fund also invests in futures and options with returns linked to the S&P 500® Index, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 ® Index as closely as possible. The correlation between the performance of the Fund and the S&P 500® Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

Policies

The Fund intends to invest in all 500 stocks comprising the S&P 500® Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the S&P 500® Index in a proportion expected by the Investment Adviser to match generally the performance of the Index. In addition, from time to time, stocks are added to or removed from the S&P 500® Index. The Fund may sell stocks that are represented in the S&P 500® Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal or addition to the Index.

The S&P 500® Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor’s Corporation believes the company to be an attractive investment.

Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500® Index, such as S&P 500®

14

Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500® Index and to offset transaction costs and other expenses.

Risks

This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500® Index The performance of the Fund will reflect the performance of the S&P 500® Index Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index’s performance will be impeded by these expenses.

This Fund is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please Note: Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Master Fund adviser. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Premier Growth Opportunities Fund

Goal

The Fund’s goal is to maximize long-term growth.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Companies with small- to medium-capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, the equity management team selects stocks issued by small- to medium-U.S. companies which show:

•	Strong potential for steady growth

•	High barriers to competition

•	Experienced management incentivized along shareholder interests

The Investment Adviser seeks out, in its opinion, the industry leaders of tomorrow and invests in them today. It looks for companies with exceptional management and bright prospects for their products and markets.

Policies

The Investment Adviser generally invests at least 80% of its assets in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small- to medium-sized companies. Small- to medium-sized companies are those whose market capitalization or annual revenues are no more than $5 billion at the time of purchase.

The Fund may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Since the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small to medium companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with small- to medium-sized asset bases are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small and medium companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital

15

growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

Premier Core Equity Fund

Goal

The Fund’s goal is to maximize capital appreciation.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment.

The Investment Adviser uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. In projecting free cash flows and determining earnings potential, the Investment Adviser uses multiple factors such as:

•	the quality of the management team

•	the company’s ability to earn returns on capital in excess of the cost of capital

•	competitive barriers to entry

•	the financial condition of the company

The Investment Adviser takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

To achieve the Fund’s goal, the Investment Adviser may invest in securities issued by companies of all sizes. Generally, however, it will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

The Investment Adviser typically concentrates the Fund’s holdings in fewer than 60 well-researched companies.

Policies

The Fund generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities. It does not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

Premier Balanced Fund

Goal

The Fund’s goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies

To achieve its goal, the Investment Adviser invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser’s equity and fixed-income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

16

Equity Investments—The Investment Adviser’s equity management team buys shares of companies that have many or all of these features:

•	Outstanding management

•	Superior track record

•	Well-defined plans for the future

•	Unique low-cost products

•	Dominance in market share or products in specialized markets

•	Strong earnings and cash flows to foster future growth

•	Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

Fixed Income Investments—The Investment Adviser’s bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund’s total assets, with the remaining 30% to 40% of its assets primarily invested in high quality bonds with maturities of less than 30 years. The Fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund’s assets. At times, the Investment Adviser may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium- and smaller-sized companies fluctuate more than larger, more-established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation. The value of any of the Fund’s bonds may also decline in response to events affecting the issuer or its credit rating; and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.

Premier Bond Fund

Goal

The Fund’s goal is to achieve high total return (income plus capital changes) from fixed-income securities consistent with preservation of principal.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching the issuers. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Adviser’s opinion.

To achieve its goal, the Investment Adviser’s bond research team performs extensive, ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.

•	Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

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Policies

The Investment Adviser invests at least 80% of the Fund’s assets in a diversified selection of investment-grade corporate and government bonds and mortgage-backed securities. Investment-grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P®). Moody’s and S&P® are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. The Fund may also invest up to 20% of the Fund’s assets in lower-rated securities which are commonly referred to as “high yield” or “junk bonds.” Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P®. It may also invest in unrated securities of similar quality, based on our analysis of those securities. The Fund’s investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer-term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter-term maturities. Since bonds with longer-term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short-term bonds. While lower-rated bonds make up a much smaller percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings. Investors should note that interest rates are at, or near, historic lows.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed 1securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities.

This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

Premier High Yield Bond Fund

Goal

The Fund’s goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

Strategies

The Investment Adviser uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve this goal, the Investment Adviser’s fixed-income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations

•	Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal

•	Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation

Policies

The Investment Adviser generally invests at least 80% of this Fund’s assets in a diversified portfolio of high-yield, below-investment-grade debt securities commonly referred to as “junk bonds.” Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody’s or CCC by Standard & Poor’s. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

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The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund’s objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

The value of the Fund’s investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. Investors should note that interest rates are at, or near, historic lows. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody’s or BBB by Standard & Poor’s). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser’s bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

This Fund Is Intended For

Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.

Premier Cash Reserve Fund

Goal

The Fund’s goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies

This is a money market fund. The Investment Adviser invests primarily in a diversified selection of high-quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve its goal, the Fund invests primarily in:

•	Short-term corporate obligations, including commercial paper, notes and bonds

•	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities

•	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	Repurchase agreements involving any of the securities mentioned above

The Fund also seeks to maintain a stable net asset value of $1.00 per share by:

•	Investing in securities which present minimal credit risk

•	Maintaining the average maturity of obligations held in the Fund’s portfolio at 90 days or less.

Policies

Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Investments received for the Institutional Class are automatically invested in the Investor Class of the Premier Cash Reserve Fund.

Risks

The interest rates on short-term obligations held in the Fund’s portfolio will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. The ability of the Fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at

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current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For

Investors who seek a low-risk, relatively low-cost way to achieve current income through high-quality money market securities.

Investment Adviser

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the “Investment Adviser”), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser manages $15.2 billion in mutual funds, separate accounts and pension assets. The Adviser is controlled by Transamerica Investment Services, Inc. (“TIS”), which previously managed the assets currently managed by the Adviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations

•	Developing and implementing an investment program for the Funds

Management decisions for each of the Funds (except the Index Fund) are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser’s senior officers.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

SSgA Funds Management, Inc. (“SSgA”) is a Massachusetts corporation and serves as investment adviser to the Master Fund. As of December 31, 2003, SSgA managed approximately $92 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.1 trillion in assets. SSgA’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Advisory Fees

For its services to the Funds, the Adviser receives an advisory fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar Funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.

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Premier Funds	First $1 Billion	Next $1 Billion	In Excess of $2 Billion
Focus	0.85%	0.82%	0.80%
Equity	0.85%	0.82%	0.80%
Index*	0.30%	0.30%	0.30%
Growth Opportunities	0.85%	0.82%	0.80%
Core Equity	0.75%	0.72%	0.70%
Balanced	0.75%	0.72%	0.70%
Bond	0.60%	0.57%	0.55%
High Yield Bond	0.55%	0.52%	0.50%
Cash Reserve	0.35%	0.35%	0.35%

* The Advisory Fee shown for the Index Fund represents the fee payable to the Adviser in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Master Fund currently pays no fees to SSgA for its services.

For the fiscal year ended December 31, 2003, each fund paid the following management fee as a percentage of the fund’s average daily net assets, after reimbursement and/or fee waivers (if applicable):

Fund	Percentage
Focus	0.85%
Equity	0.85%
Index	0.00%
Growth Opp	0.85%
Core Equity	0.64%
Balanced	0.75%
Bond	0.60%
High Yield Bond	0.51%
Cash Reserve	0.07%

Such waivers will increase a Fund’s return. This is intended to make the Funds more competitive. The Adviser may terminate this practice at any time.

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

•	Custodian;

•	Legal;

•	Auditing;

•	Administration;

•	Registration fees and expenses; and

•	Fees and expenses of directors unaffiliated with the Investment Adviser.

The Investment Adviser allocates the expenses that are not Fund specific among the Funds based on the net assets of each Fund.

Out of its own assets, and not out of the Funds’ assets, the Adviser (or its affiliates) may pay for distribution and for shareholder services with respect to the Funds.

Fund Managers

The Managers for each of the Funds are listed below, followed by a brief biography for each Manager.

Fund and Fund Managers
Transamerica Premier Focus Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Daniel J. Prislin	(Co-Portfolio Manager)
Transamerica Premier Equity Fund
Jeffrey S. Van Harte	(Lead Portfolio Manager)
Gary U. Rollé	(Portfolio Manager)
Daniel J. Prislin	(Portfolio Manager)
Transamerica Premier Growth Opportunities Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Transamerica Premier Core Equity Fund
Daniel J. Prislin	(Co-Portfolio Manager)
Gary U. Rollé	(Co-Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Balanced Fund
Gary U. Rollé	(Lead Equity Portfolio Manager)
Heidi Y. Hu	(Lead Fixed Income Portfolio Manager)

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Fund and Fund Managers
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Bond Fund
Heidi Y. Hu	(Lead Portfolio Manager)
Peter O. Lopez	(Portfolio Manager)
Transamerica Premier High Yield Bond Fund
Peter O. Lopez	(Lead Portfolio Manager)
Edward S. Han	(Portfolio Manager)
Transamerica Premier Cash Reserve Fund
Edward S. Han	(Lead Portfolio Manager)
Patty Arrieta-Morales	(Co-Portfolio Manager)
Greg Haendel	(Co-Portfolio Manager)

Patty Arrieta-Morales

Patty Arrieta-Morales is Money Market Trader for Transamerica Investment Management, LLC. She also has portfolio management responsibilities on the Transamerica money market products. Ms. Arrieta-Morales joined Transamerica in 1998 and has six years of investment experience. She holds a B.S. in accounting from California State University at Los Angeles.

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Bonavico is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined Transamerica in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Broad is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group. He joined Transamerica in 2000 and has eight years of investment experience. Mr. Broad holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

Edward S. Han

Vice President & Portfolio Manager

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and is secondary manager of the Transamerica Premier High Yield Bond Fund. He also manages sub-advised funds and institutional separate accounts in the fixed income discipline. He joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Greg D. Haendel

Greg Haendel is Fixed Income Research Analyst at Transamerica Investment Management, LLC. He also has portfolio management responsibilities on the Transamerica money market products. Mr. Haendel joined Transamerica in 2003 and has six years of investment experience. Prior to joining Transamerica, he worked as a high yield intern for Metropolitan West Asset Management; as a fixed income intern for Lehman Brothers in London; as a mortgage-backed portfolio manager for Co-Bank in Colorado; and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in finance and accounting from The Anderson School at UCLA and received a B.A. in economics from Amherst College. He is currently a Chartered Financial Analyst Level II candidate.

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Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu is the Lead Manager of the Transamerica Premier Balanced Fund and of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Prislin is the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining Transamerica, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined Transamerica in 1998 and has nine years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rollé is the Co-Manager of the Transamerica Premier Balanced Fund and the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at Transamerica Investment Management, LLC. Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund, and he manages sub-advised funds and institutional accounts in the fixed income discipline. Prior to joining Transamerica Investment Management, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.BA. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed income analysis and is a CFA Level III candidate.

Shareholder Services

Transamerica Premier Funds made opening an account, investing in shares and account management as easy and efficient as possible. For your convenience, we also provide a complete range of services to meet your investment and financial transaction needs.

Note: To help the government fight the funding of terrorism and money laundering activities, the USA PATRIOT ACT requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if applicable), residential address and Social Security Number or taxpayer identification number. If you do not provide this information, your account will not be established. If Transamerica Premier Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated NAV.

To Open Your Account, All You Need To Do Is:

•	Complete the application;

•	Enclose a check or money order for the amount you want to invest; and

•	Mail these two items to:

Transamerica Premier Funds

P.O. Box 9035

Clearwater, FL 33758-9035

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•	You can also make your initial investment by wiring funds from your bank. For instructions on this option, please refer to the section entitled “By Wire” in BUYING SHARES.

BUYING SHARES

To the extent authorized by law, Transamerica Premier Funds and each of the Funds reserves the right to discontinue offering shares at any time or to cease operations entirely.

By Mail for additional investments in the Funds of your choice.

•	Fill out an investment coupon from a previous confirmation statement, or

•	Indicate on your check or a separate piece of paper your name, address and account number.

•	All checks must be made payable to Transamerica Premier Funds.

•	Mail it to: Transamerica Premier Funds

 P.O. Box 9035

 Clearwater, FL 33758-9035

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

By Automatic Investment Plan for regular monthly investments from your bank account or other source to the Fund(s) of your choice.

•	Select this service when you fill out your application.

•	Due to your bank’s requirements, please allow up to 30 days for your AIP to begin.

•	Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection has been made.

•	Choose any amount you want to invest in each Fund ($1,000 minimum per Fund per month).

By Telephone to make periodic electronic transfers from your designated bank account.

•	Select this service when you fill out your application.

•	When you want to buy shares, call 1-800-89-ASK-US (1-800-892-7587):

•	Option 2 for PremierQuote automated system, or

•	Option 3 for a service representative.

•	Shares will be purchased by electronic funds when the money is received by Transamerica Premier Funds, usually 2-4 business days after request.

•	Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

By Wire to make your initial or additional investments in the Funds by wiring money from your bank.

•	Send us your application form (if this is for your initial investment).

•	Instruct your bank to wire money to:

Bank of America, NA

Tampa, FL

ABA number 0260-0959-3

DDA number 5486005514

Specify on the wire:

a. Transamerica Premier Funds;

b. Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);

c. Your account number; and

d. Your name and address.

•	Wired funds are considered received by us when we receive the wire and all of the required information stated previously.

•	If Transamerica Premier Funds receives your wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied all other needed information.

By Online Purchase

Buy shares online by logging into www.transamericafunds.com.

IMPORTANT INFORMATION ABOUT BUYING SHARES

By Mail

•	All investments made by check should be in U.S. dollars and made payable to Transamerica Premier Funds.

•	In the case of a retirement account, the check should be made payable to the custodian, State Street Bank and Trust Company.

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•	Transamerica Premier Funds may not accept money orders, travelers’ checks, credit card convenience checks or cash. Cashier checks may be accepted, subject to the approval of Transamerica Premier Funds.

•	When you make investments by check or automatic investment plan, you must wait 15 calendar days before you can redeem that investment.

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

By Automatic Investment Plan

•	You can change the date or amount of your monthly investment, or cancel your Automatic Investment Plan, at any time by letter or telephone (with previous authorization from you). Give us at least 20 business days before the change is to become effective.

By Telephone

•	We accept all telephone instructions we reasonably believe to be accurate and genuine.

•	We will take reasonable precautions to make sure that such instructions are genuine.

•	Positively identifying customers, tape recording telephone instructions, and providing written confirmations are precautions we may take to provide a reasonable level of assurance that telephonic purchases are genuine.

•	Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

In General

•	Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned.

•	The price you pay for your shares will be the next determined net asset value after your purchase order and all required information is received.

•	We reserve the right to reject any application or investment. There may be circumstances when we will not accept new investments in one or more of the Funds.

•	If you have a securities dealer, bank, or other financial institution handle your transactions with us you may be charged a fee by them.

Minimum Investment

The minimum initial investment is $1,000,000. The minimum initial investment may be waived from time to time by the Distributor.

Minimum Balances

It is relatively costly for us to maintain small accounts. Therefore, we reserve the right to redeem all shares in any account for its net asset value if at any time the total value of the account is less than $10,000. We will notify you if the value of the account is less than the required minimum. We will give you at least 60 days to bring the value of the account up to the required minimum before the redemption is processed.

SELLING SHARES

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time. You’ll receive the net asset value of your redemption after we receive your request, assuming all requirements have been met. For additional information on redemptions, see “Selling Shares: In Detail” in this section of the prospectus.

By Mail. Your written instructions to us to sell shares can be in any of these forms:

•	By letter; or

•	By assignment form or other authorization granting legal power to other individuals to sell your Fund shares.

•	Once a redemption has been mailed, it is irrevocable and may not be modified or canceled.

•	If the amount redeemed is over $100,000, all registered owners must sign a written request and all signatures must be guaranteed. Signature guarantees can usually be provided by securities brokers or dealers, securities exchanges, banks, savings and loan companies and credit unions. Please note that notary publics do not provide this service.

By Telephone. If you’ve authorized telephone redemption privileges with us in writing, you can sell your shares over the telephone.

•	Select this privilege when you fill out your application.

•	Call 1-800-89-ASK-US (1-800-892-7587):

•	Option 2 to redeem via PremierQuote; or

•	Option 3 to talk to a service representative.

•	Once a redemption has been telephoned, it is irrevocable and may not be modified or canceled.

•	Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without notice.

•	Transamerica Premier Funds accepts all telephone instructions it reasonably believes to be accurate and genuine.

•	Transamerica Premier Funds will take reasonable precautions to make sure that telephone instructions are genuine.

•	This includes positively identifying all customers, tape recording telephone instructions and providing written confirmations of telephonic redemptions.

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•	If reasonable procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions.

By Check. This option is only available for shareholders of the Transamerica Premier Cash Reserve Fund.

•	You can write an unlimited number of checks, as long as:

•	each check is for $250 or more; and

•	the account balance remains above the required minimum of $10,000.

•	To be eligible for this privilege, you must complete the Check Writing Signature/Authorization Card when you fill out your application.

•	The signature(s) you provided must appear on the check for it to be honored .

•	Please do not attempt to close your account by check. Please call Transamerica Premier Funds to close your account.

By Systematic Withdrawal Plan. This option allows you to automatically sell enough shares each month to receive a check or automatic deposit to your bank account.

•	To set up an Systematic Withdrawal Plan, call us at 1-800-89-ASK-US (1-800-892-7578).

•	Transamerica Premier Funds will ask you when, how much and from which Fund(s) you want to be paid each month.

•	$50 minimum per month per Fund.

•	You can cancel the plan or change the amount of payments by calling Transamerica Premier Funds. The Fund can cancel this option at any time. If the Fund does so, it will notify you.

•	When you make your initial investment, you may request that payments be sent to an address other than the address of record. At any later time, however, requests for payments to be sent to an address other than the address of record must be signed by all registered owners of the account, and their signatures must be guaranteed.

•	If the amount of the monthly payments you receive exceeds the dividends, interest and capital appreciation of your shares, your investment will be depleted.

Important Information About selling Shares

Redemption Timetables & Practices

How long it takes

Your redemption check is usually mailed to you on the second business day after we receive your request. It will not be sent later than seven days, provided we have all the information we need. If we need information, we will contact you.

Postponements

Transamerica Premier Funds may postpone redemptions if:

a)	The New York Stock Exchange (“NYSE”) closes during its usual business hours;

b)	If the NYSE restricts trading;

c)	The U.S. Securities & Exchange Commission (“SEC”) declares an emergency; or

d)	The SEC permits a delay to protect investors.

Purchase checks must clear prior to redeeming shares

Purchases will be held at Transamerica Premier Funds for 15 calendar days for funds to clear before they are eligible for redemption. Certain exceptions may apply.

When Pricing Occurs

All redemptions are made and the price of your shares is determined on the day we receive all of the necessary documentation.

Dollar Amounts Only

We cannot accept redemptions for a certain date or price per share. We can only accept redemptions for the dollar amount that you state.

Large Redemptions

For redemptions greater than $250,000, the Company reserves the right to give you marketable securities instead of cash.

Change of Address

If you request a redemption check within 10 days of your address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling us with your new address as soon a possible.

Proceeds to Registered Owner

Except when transferring redemption proceeds to a new custodian of a tax-qualified plan, we will make all payments to the registered owner of the shares, unless you instruct us to do otherwise in writing.

All Checks Go To Address of Record

We will mail all checks to the address on the account, unless you instruct us in writing to do otherwise.

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Authorized Signatures

When redemption requests are made on behalf of a corporation, partnership, trust, fiduciary, agent or unincorporated association, the individual signing the request must be authorized.

Spousal Consent & Retirement Plan Redemptions

If a redemption request is made for an account that is part of a qualified pension plan, spousal consent may be required.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Transamerica Board of Directors has approved policies that are designed to discourage market timing or excessive trading. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The funds generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the funds’ restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

Exchanging Shares Between Funds

Exchanging shares that you own in one Fund for shares in another enables you to redirect your investment dollars. Each Fund has a different portfolio of investments designed to fulfill a specific financial goal. Assess your changing needs for growth, income and capital preservation. As your investment needs change, you may find it beneficial to exchange shares to the Funds whose purposes most closely match your current personal goals.

Once an exchange has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Exchanges are designed to help you more closely align your investments with your personal investment objectives and risk tolerance levels.

You Can Exchange Shares By Mail, By Telephone or By Automatic Exchange Plan.

Here’s what you need to do:

•	To exchange shares by mail or telephone, use the same procedures you would in buying shares. Exchanges are available to any resident of any state in which Fund shares are legally sold.

•	Exchanges are accepted only if the ownership registrations of both accounts are identical.

•	You may exchange shares once or twice per month with the Automatic Exchange Plan (minimum $50). You need to request this service in writing, and your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for more information.

•	The exchange option can be modified or terminated at any time.

•	Exchanges are treated as a sale of shares from one Fund and the purchase of shares in another Fund and, therefore, could be taxable events.

•	Exchanges into or out of the Funds are made at the next determined net asset value per share after we receive all necessary information.

INVESTOR REQUIREMENTS & SERVICES

Telephone Transactions

Occasionally, Transamerica Premier Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Services Representative by telephone. If you are unable to reach Transamerica Premier Funds by telephone, please consider visiting www.transamericafunds.com or sending written instructions by mail.

Taxpayer Identification Numbers

•	You must provide your taxpayer identification number.

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•	You must state whether you are subject to backup withholding for prior under-reporting.

•	Without your taxpayer identification number, redemptions, exchanges, dividends and capital gains distributions will be subject to federal withholding tax.

Changes of Address

By Telephone. Please call 1-800-89-ASK-US to change the address on your account.

By Written Request. Send us a written notification signed by all registered owners of your account. Include:

a)	The name of your Fund(s);

b)	The account number(s);

c)	The names on the account(s); and

d)	Both old and new addresses.

E-mail. As e-mail is not secure and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account specific requests received via email. For your protection, we ask that all transaction requests be submitted only via phone or mail.

Toll	free number: 1-800-89-ASK-US
Address: Transamerica	Premier Funds

   PO Box 9035

   Clearwater, FL 33758-9035

Website: www.transamericafunds.com

Signature Guarantees

•	Signature guarantees are required of all owners of record on accounts involving redemptions over $100,000.

•	Signature guarantees must be made by a bank, trust company, saving bank, savings and loan association or member of a national stock exchange.

•	Please call 1-800-89-ASK-US with any questions regarding this subject.

Transferring Ownership of Shares

To transfer ownership of your shares to another person or organization, or to change the name on an account, you must send us written instructions. This request must be signed by all registered owners of your account and the signatures must be guaranteed.

To change the name on an account, the shares must be transferred to a new account. This request must include a signature guarantee. This option is not available for pension and retirement savings programs. Please call 1-800-89-ASK-US for additional information.

Your Statements, Annual Report & Prospectus

Quarterly Statements. We will send you a consolidated, quarterly statement of your account, showing all transactions since the beginning of the current quarter.

Transaction Confirmations. Each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

Annual Reports. Each year, we will send you an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities held in each Fund on that date.

Semi-Annual Reports. Each year, we will send you a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities held in each Fund on that date.

Prospectus. Each year, we will send you a new Prospectus.

Statement of Additional Information. We revise this reporting document annually. You must request this from us if you wish to receive it.

Reservation of Rights

We reserve the right to amend, suspend, or discontinue any of these options at any time without prior notice.

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Your Guide To: Dividends & Capital Gains

Investment income generated by our funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options:

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions:

•	Are made on a per-share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.

•	Capital gains, if any, are generally distributed annually for all Funds.

•	If you buy shares just before or on a record date, you will pay the full price for the shares and thenyou will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules:

Fund	When It Pays
Premier Focus Fund	Annually
Premier Equity Fund	Annually
Premier Index Fund	Annually
Premier Growth Opportunities Fund	Annually
Premier Core Equity Fund	Annually
Premier Balanced Fund	Annually
Premier Bond Fund	Monthly
Premier High Yield Bond Fund	Monthly
Premier Cash Reserve Fund	Monthly

Facts About The Premier Cash Reserve Fund

•	Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly.

•	You will begin earning these dividends on the next business day after your purchase is effective.

•	You will earn dividends on the day your redemption is paid.

Your Guide To: Federal Taxes And Your Fund Shares

Dividends and short term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

Long-term capital gains distributions paid by a Fund will be taxable to its shareholders as long-term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

Corporate dividends-received deduction. To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation. After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for federal tax purposes.

Purchases just prior to distributions. If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

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Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Correct taxpayer identification numbers must be furnished by shareholders to avoid backup withholding of federal income tax on distributions, redemptions and exchanges.

Non-resident alien withholding. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to nonresident alien withholding.

Backup withholding status. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Other Taxes

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions. Depending on your state’s tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain federal agencies may be exempt from state and local taxes.

Your Tax Adviser. Check with your own tax adviser regarding specific questions regarding federal, state and local taxes.

Share Price

How Share Price Is Determined

The price at which shares are purchased or redeemed is the net asset value (“NAV”) that is next calculated following receipt of the order by the Fund or an authorized intermediary. The NAV is calculated by subtracting the Fund’s liabilities from its total assets and dividing the result by the total number of shares outstanding.

Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund’s Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

When Share Price Is Determined

The net asset value of all Funds is determined only on days that the New York Stock Exchange (“NYSE”) is open.

Investments or redemption requests received in good order before the close of business on the NYSE, usually 4:00 p.m. Eastern time, receive the share price determined at the close of the NYSE that day. Investments and redemption requests received after the NYSE is closed receive the share price at the close of the NYSE the next day the NYSE is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.

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Summary of Bond Ratings

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk bonds.”

Investment Grade	Moody’s	Standard & Poor’s
Highest quality	Aaa	AAA
High quality	Aa	AA
Upper medium	A	A
Medium, speculative features	Baa	BBB

Lower Quality
Moderately speculative	Ba	BB
Speculative	B	B
Very speculative	Caa	CCC
Very high risk	Ca	CC
Highest risk, may not be paying interest	C	C
In arrears or default	C	D

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Financial Highlights

The following information is intended to help you understand the Funds’ financial performance since their inception. Financial highlights are available only for the Premier High Yield Bond Fund, because that was the only Fund available during 1999, 2000, 2001, 2002 and 2003. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the fiscal years ended December 31, 2003, 2002, 2001, 2000 and 1999. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds’ performance in the annual report. See the back cover to find out how to get this report. Please Note: Information is only included for Transamerica Premier High Yield Bond Fund as the other funds included in this prospectus had not commenced operations as of the date of this prospectus.

			Transamerica Premier High Yield Bond Fund Institutional Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Net Asset Value
Beginning of period	$7.01	$7.91	$8.30	$9.25	$9.61
Operations
Net investment income[1]	0.56 [a]	0.71 [a]	0.80	0.81	0.88
Net realized and unrealized loss on investments operations	0.71	(0.90)	(0.42)	(0.96)	(0.36)
	1.27	(0.19)	0.38	(0.15)	0.52
Dividends/Distributions to Shareholders
Net investment income	(0.58)	(0.71)	(0.77)	(0.80)	(0.88)
Net realized gains on investments	—	—	—	—	—
Total dividends/distributions	(0.58)	(0.71)	(0.77)	(0.80)	(0.88)
Net Asset Value
End of period	$7.70	$7.01	$7.91	$8.30	$9.25

Total Return[2]	18.87%	(2.24)%	4.77%	(1.88)%	5.50%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.65%	0.65%	0.65%	0.65%	0.65%
Before reimbursement/fee waiver	0.72%	0.74%	0.69%	0.68%	0.69%
Net investment income, after reimbursement/fee waiver	7.56%	9.72%	8.71%	8.94%	9.10%
Portfolio turnover rate	171%	126%	119%	57%	30%
Net assets, end of period (in thousands)	$118,982	$105,644	$100,745	$85,385	$77,159

1 Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.55, $0.70, $0.76, $0.80 and $0.87 for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively.

2 Total return represents aggregate total return for each year.

a Per share net investment income has been determined on the basis of the average number of shares outstanding during the year.

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ADDITIONAL INFORMATION AND ASSISTANCE

You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Funds’ performance and list their portfolio holdings and financial condition. The Annual Report also discusses the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period.

Statement of Additional Information (“SAI”)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (“SEC”) and incorporated by reference as part of the prospectus.

To Obtain Information from Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587):

•	Option 1: to request annual/semi-annual report, SAI, and other literature; and to ask questions about the Funds;

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week; or

•	Option 3: shareholder service representative.

•	Write to: Transamerica Premier Funds

     P.O. Box 9035,

     Clearwater, FL 33758-9035

•	E-mail us at PremierFunds@Transamerica.com.

•	Visit our web site at transamericafunds.com.

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI.

•	Call 1-202-942-8090.

•	Visit the SEC’s Internet web site at http://www.sec.gov.

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 or send an electronic request to publicinfo@sec.gov for copies of these documents (requires you to pay a duplicating fee).

SEC file number: 811-09010

AFSG Securities Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://www.transamericafunds.com

e-mail: PremierFunds@Transamerica.com

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